UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class A:
PDEAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$156	1.30%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.
MF255EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	32.22%	6.16%	4.97%
Class A without sales charges	39.92%	7.37%	5.57%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS
YEAR
?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	A
NASDAQ	PDEAX
CUSIP	743969644
MF255EA

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class C:
PDECX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$245	2.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.
MF225EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	37.86%	6.55%	4.78%
Class C without sales charges	38.86%	6.55%	4.78%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain
changes
to
the
Fund
since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	C
NASDAQ	PDECX
CUSIP	743969636
MF225EC

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class Z:
PDEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$126	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.
MF225EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	40.30%	7.64%	5.83%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	Z
NASDAQ	PDEZX
CUSIP	743969610
MF225EZ

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class R6:
PDEQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$118	0.98%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. However, emerging markets lagged behind most developed markets during the period.
■
The Fund outperformed the MSCI Emerging Markets ND Index led by strong stock selection in the consumer discretionary and consumer staples sectors. Positions in financials were another area of strength. With respect to countries, holdings in India and Brazil added significant value.
■
During the period, information technology and communication services positions detracted in the aggregate. Stock selection in Korea also underperformed.
MF225ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	40.28%	7.69%	5.86%
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	3.43%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 617,879,431
Number of fund holdings	36
Total advisory fees paid for the year	$ 4,976,505
Portfolio turnover rate for the year	70%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.5%
Banks	12.4%
Automobiles	6.2%
Entertainment	5.0%
Capital Markets	4.7%
Technology Hardware, Storage & Peripherals	4.5%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0%
Electrical Equipment	3.9%
Beverages	3.4%
Industry Classification	% of Net Assets
Broadline Retail	3.4%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Health Care Providers & Services	1.9%
Electronic Equipment, Instruments & Components	1.9%
Insurance	1.4%
Consumer Staples Distribution & Retail	1.4%
Household Durables	0.5%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	R6
NASDAQ	PDEQX
CUSIP	743969628
MF225ER6

PGIM Jennison Global Infrastructure Fund
Class A:
PGJAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$172	1.51%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.
MF217EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	20.85%	4.83%	4.63%
Class A without sales charges	27.88%	6.03%	5.22%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
S&P Global Infrastructure Net Index	32.01%	5.38%	5.08%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	A
NASDAQ	PGJAX
CUSIP	743969792
MF217EA

PGIM Jennison Global Infrastructure Fund
Class C:
PGJCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$256	2.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.
MF217EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	25.97%	5.25%	4.44%
Class C without sales charges	26.97%	5.25%	4.44%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
S&P Global Infrastructure Net Index	32.01%	5.38%	5.08%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	C
NASDAQ	PGJCX
CUSIP	743969784
MF217EC

PGIM Jennison Global Infrastructure Fund
Class Z:
PGJZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$134	1.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.
MF217EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	28.25%	6.38%	5.54%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
S&P Global Infrastructure Net Index	32.01%	5.38%	5.08%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	Z
NASDAQ	PGJZX
CUSIP	743969776
MF217EZ

PGIM Jennison Global Infrastructure Fund
Class R6:
PGJQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Infrastructure Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$134	1.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global infrastructure stocks (as measured by the S&P Global Infrastructure Net Index) trailed the performance of the broad global equity market (as measured by the MSCI All Country World ND Index).
■
During the period, the Fund’s performance relative to the S&P Global Infrastructure Index benefited from an underweight to, and strong stock selection in, the transportation sector. Stock selection in the midstream energy sector also bolstered relative returns.
■
During the period, the Fund’s allocation to telecommunications stocks, as well as an underweight in the midstream energy sector, hurt relative performance.
MF217ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	28.34%	6.38%	8.08% (12/28/2016)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	14.66%
S&P Global Infrastructure Net Index	32.01%	5.38%	6.91%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest
month
-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 46,664,047
Number of fund holdings	50
Total advisory fees paid for the year	$ 190,775
Portfolio turnover rate for the year	80%
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Electric Utilities	24.7%
Multi-Utilities	16.6%
Oil, Gas & Consumable Fuels	14.6%
Transportation Infrastructure	10.3%
Construction & Engineering	8.8%
Ground Transportation	7.2%
Specialized REITs	6.6%
Independent Power & Renewable Electricity Producers	5.5%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	4.0%
Commercial Services & Supplies	1.8%
Diversified Telecommunication Services	0.9%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	R6
NASDAQ	PGJQX
CUSIP	743969560
MF217ER6

PGIM Jennison Global Opportunities Fund
Class A:
PRJAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$130	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.
MF214EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	32.13%	14.83%	13.30%
Class A without sales charges	39.82%	16.14%	13.94%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	A
NASDAQ	PRJAX
CUSIP	743969719
MF214EA

PGIM Jennison Global Opportunities Fund
Class C:
PRJCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$228	1.91%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.
MF214EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	37.64%	15.16%	13.03%
Class C without sales charges	38.64%	15.16%	13.03%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	C
NASDAQ	PRJCX
CUSIP	743969693
MF214EC

PGIM Jennison Global Opportunities Fund
Class Z:
PRJZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$110	0.92%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.
MF214EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	40.02%	16.32%	14.16%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024
?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	Z
NASDAQ	PRJZX
CUSIP	743969685
MF214EZ

PGIM Jennison Global Opportunities Fund
Class R2:
PRJBX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$160	1.34%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.
MF214ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	39.47%	15.85%	17.25% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	12.80%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024
?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R2
NASDAQ	PRJBX
CUSIP	743969438
MF214ER2

PGIM Jennison Global Opportunities Fund
Class R4:
PRJDX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$130	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.
MF214ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	39.82%	16.15%	17.56% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	12.80%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest
month
-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS
OF
10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R4
NASDAQ	PRJDX
CUSIP	743969420
MF214ER4

PGIM Jennison Global Opportunities Fund
Class R6:
PRJQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$98	0.82%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Relative returns were further bolstered by lack of exposure in energy, as well as idiosyncratic positions in communication services.
■
During the period, positioning in the industrials sector detracted, as did a significant overweight in the consumer discretionary sector.
MF214ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 22, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	40.16%	16.42%	14.50% (12/22/2014)
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.25%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,765,661,445
Number of fund holdings	37
Total advisory fees paid for the year	$ 50,736,156
Portfolio turnover rate for the year	66%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Software	15.7%
Semiconductors & Semiconductor Equipment	11.5%
Broadline Retail	9.2%
Pharmaceuticals	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.4%
Textiles, Apparel & Luxury Goods	5.4%
Automobiles	5.0%
Entertainment	4.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	3.8%
Electrical Equipment	3.6%
Banks	3.3%
Communications Equipment	2.6%
Media	2.5%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4%
Household Durables	2.2%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	1.9%
Ground Transportation	1.6%
Financial Services	1.4%
Personal Care Products	0.8%
Beverages	0.8%
Others*	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R6
NASDAQ	PRJQX
CUSIP	743969594
MF214ER6

PGIM Jennison International
Opportunities Fund
Class A:
PWJAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class A	$125	1.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,0 00

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	21.52%	8.37%	8.37%
Class A without sales charges	28.60%	9.61%	8.99%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
24?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	A
NASDAQ	PWJAX
CUSIP	743969677
MF215EA

PGIM Jennison International
Opportunities Fund
Class C:
PWJCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class C	$216	1.90%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	26.56%	8.73%	8.14%
Class C without sales charges	27.56%	8.73%	8.14%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	C
NASDAQ	PWJCX
CUSIP	743969669
MF215EC

PGIM Jennison International
Opportunities Fund
Class R:
PWJRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R	$165	1.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 20, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	28.09%	9.20%	8.09% (11/20/2017)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.34%

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10
/31/
2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R
NASDAQ	PWJRX
CUSIP	743969487
MF215ER

PGIM Jennison International
Opportunities Fund
Class Z:
PWJZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class Z	$103	0.90%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	28.81%	9.83%	9.23%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	Z
NASDAQ	PWJZX
CUSIP	743969651
MF215EZ

PGIM Jennison International
Opportunities Fund
Class R2:
PWJBX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R2	$153	1.34%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	28.25%	9.36%	12.97% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	7.55%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R2
NASDAQ	PWJBX
CUSIP	743969412
MF215ER2

PGIM Jennison International
Opportunities Fund
Class R4:
PWJDX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R4	$123	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2018 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	28.60%	9.63%	13.26% (12/27/2018)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	7.55%

Since Inception returns are provided for the share class since it has less
than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R4
NASDAQ	PWJDX
CUSIP	743969396
MF215ER4

PGIM Jennison International
Opportunities Fund
Class R6:
PWJQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Opportunities Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund— Class R6	$96	0.84%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
The Fund’s performance relative to the MSCI All Country World ex-US ND Index benefited from strong stock selection in the information technology sector, as enthusiasm for artificial intelligence (AI)-related stocks fueled strong gains in semiconductor holdings. Consumer discretionary holdings also bolstered relative returns.
■
Health care positions detracted in aggregate, while a meaningful underweight in the financials sector also undermined relative performance.
MF215ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 23, 2015 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	28.87%	9.89%	10.43% (12/23/2015)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	6.50%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest
 month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,180,863,451
Number of fund holdings	38
Total advisory fees paid for the year	$ 38,891,267
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S H
OLDIN
GS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	14.7%
Textiles, Apparel & Luxury Goods	9.9%
Automobiles	9.6%
Pharmaceuticals	8.6%
Software	8.3%
Affiliated Mutual Fund - Short-Term Investment (4.8% represents investments purchased with collateral from securities on loan)	8.0%
Hotels, Restaurants & Leisure	7.1%
Broadline Retail	6.1%
Specialty Retail	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Machinery	3.3%
Industry Classification	% of Net Assets
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9%
Health Care Equipment & Supplies	1.7%
Personal Care Products	1.6%
Beverages	1.6%
Health Care Providers & Services	1.5%
IT Services	1.5%
Trading Companies & Distributors	1.4%
104.7%
Liabilities in excess of other assets	(4.7)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
■
Effective October 1, 2024, the contractual management fee schedule was amended as follows:
Contractual Management Fee:
■
Effective October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.80% of average daily net assets over $1 billion to $5 billion;

0.78% of average daily net assets over $5 billion to $10 billion;

0.77% over $10 billion.
■
Prior to October 1, 2024:

0.825% of average daily net assets up to $1 billion;

0.800% of average daily net assets from $1 billion to $5 billion;

0.780% of average daily net assets over $5 billion.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R6
NASDAQ	PWJQX
CUSIP	743969586
MF215ER6

PGIM Quant Solutions International Equity Fund
Class A:
PJRAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class A	$163	1.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).
MF190EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	21.94%	5.23%	3.48%
Class A without sales charges	29.03%	6.42%	4.07%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	A
NASDAQ	PJRAX
CUSIP	743969859
MF190EA

PGIM Quant Solutions International Equity Fund
Class C:
PJRCX
ANNUAL SHAREHOLDER REPORT – October 31, 2
02
4
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class C	$306	2.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).
MF190EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinve
sted.
Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	26.32%	5.03%	3.01%
Class C without sales charges	27.32%	5.03%	3.01%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	C
NASDAQ	PJRCX
CUSIP	743969875
MF190EC

PGIM Quant Solutions International Equity Fund
Class Z:
PJIZX
ANNUAL SHAREHOLDER REPORT – Oc
tob
er 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class Z	$115	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).
MF190EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	29.60%	6.90%	4.48%
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	4.79%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	Z
NASDAQ	PJIZX
CUSIP	743969883
MF190EZ

PGIM Quant Solutions International Equity Fund
Class R6:
PJRQX
ANNUAL SHAREHOLDER REPORT – Octob
e
r 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Equity Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST
YEAR
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund— Class R6	$90	0.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market performance was strong during the reporting period with moderate volatility, driven by easing inflationary pressures, stabilization of interest rate polices, and improved economic activity in many regions. MSCI All Country World ex-US ND Index gains were led by the technology and consumer discretionary sectors, particularly in Japan and Taiwan.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight in financials, stock selection in industrials), France (stock selection in consumer discretionary, underweight in consumer staples), and Japan (stock selection in information technology and industrials) led outperformers.
■
The best-performing sectors, in relative terms, were information technology (stock selection in Japan, overweight in Taiwan), industrials (stock selection in the UK and Japan), consumer staples (stock selection in Canada, the UK, and France), and financials (overweight in France and Spain).
MF190ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	29.80%	7.18%	7.24% (12/28/2016)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	24.33%	5.78%	6.76%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 191,836,149
Number of fund holdings	338
Total advisory fees paid for the year	$ 1,117,830
Portfolio turnover rate for the year	111%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	14.5%
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Metals & Mining	3.8%
Consumer Staples Distribution & Retail	2.4%
Technology Hardware, Storage & Peripherals	2.3%
Diversified Telecommunication Services	2.3%
Electrical Equipment	2.2%
Aerospace & Defense	2.2%
Specialty Retail	2.2%
Capital Markets	2.2%
Hotels, Restaurants & Leisure	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Unaffiliated Exchange-Traded Funds	1.9%
Electric Utilities	1.9%
Financial Services	1.7%
Broadline Retail	1.7%
Automobiles	1.6%
Software	1.6%
Food Products	1.6%
IT Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.5%
Electronic Equipment, Instruments & Components	1.5%
Interactive Media & Services	1.4%
Machinery	1.4%
Industry Classification	% of Net Assets
Passenger Airlines	1.3%
Construction & Engineering	1.1%
Tobacco	1.1%
Real Estate Management & Development	1.1%
Multi-Utilities	1.0%
Trading Companies & Distributors	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Chemicals	0.8%
Commercial Services & Supplies	0.8%
Building Products	0.7%
Automobile Components	0.7%
Household Products	0.7%
Media	0.7%
Leisure Products	0.7%
Retail REITs	0.7%
Health Care Providers & Services	0.6%
Industrial REITs	0.6%
Communications Equipment	0.6%
Transportation Infrastructure	0.5%
Entertainment	0.5%
Household Durables	0.5%
Marine Transportation	0.5%
Others*	1.7%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
*
Consists
of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	R6
NASDAQ	PJRQX
CUSIP	743969578
MF190ER6

PGIM Emerging Markets Debt Hard
Currency Fund
Class A:
PDHAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT
WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$116	1.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impact on performance.
MF239EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

The
line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	14.35%	-0.61%	0.31% (12/12/2017)
Class A without sales charges	18.19%	0.05%	0.79% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the sh
are
class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME
KEY
FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%
WHAT ARE
SOME
CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	A
NASDAQ	PDHAX
CUSIP	743969479
MF239EA

PGIM Emerging Markets Debt Hard
Currency Fund
Class C:
PDHCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND
COSTS
FOR
THE
LAST
YEAR
?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$197	1.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impac
t on
performance
.
MF239EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would
have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	16.47%	-0.68%	0.06% (12/12/2017)
Class C without sales charges	17.47%	-0.68%	0.06% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the
c
los
est month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%
WHAT A
R
E SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	C
NASDAQ	PDHCX
CUSIP	743969461
MF239EC

PGIM Emerging Markets Debt Hard
Currency Fund
Class Z:
PDHVX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$83	0.76%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impact on performance.
MF239EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been
lower
.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	18.52%	0.37%	1.09% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	Z
NASDAQ	PDHVX
CUSIP	743969446
MF239EZ

PGIM Emerging Markets Debt Hard
Currency Fund
Class R6:
PDHQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Hard Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$72	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections and an escalation of events in the Middle East contributed to crosscurrents, spreads for emerging-market hard currency bonds tightened meaningfully over the period.
■
Overall country selection contributed to the Fund’s performance relative to the JP Morgan Emerging Markets Bond Index Global Diversified
Index during the reporting period, driven by overweights to Argentina, Pakistan, and Egypt. Sovereign positioning in Mexico and Côte d’Ivoire also contributed. Among currencies, overweight positioning in the Turkish lira and underweight positioning in the Colombian peso contributed to performance.
■
Overweights to Venezuela and Côte d’Ivoire detracted from performance. Sovereign positioning in Argentina and Ecuador also detracted. An overweight to the Brazilian real and an underweight to the Thai baht detracted.
■
Derivatives, including currency forward and options contracts, futures, and interest rate swaps, were used for currency positioning and/or to help manage duration and yield curve exposure, which collectively had a negative impact on performance. The Fund used corporate credit index derivatives to manage its overall risk profile relative to the Index, which had a positive impact on performance.
MF239ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	18.83%	0.47%	1.19% (12/12/2017)
Broad-Based Securities Market Index: JP Morgan Emerging Markets Bond Index Global Diversified Index	18.16%	0.47%	1.63%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inc ept
ion returns for the Index are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 213,802,468
Number of fund holdings	723
Total advisory fees paid for the year	$ 1,143,274
Portfolio turnover rate for the year	28%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	0.4
AA	3.9
A	6.3
BBB	39.6
BB	24.8
B	14.5
CCC	7.1
CC	1.0
C	0.4
D	0.3
Not Rated	0.6
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	R6
NASDAQ	PDHQX
CUSIP	743969453
MF239ER6

PGIM Emerging Markets Debt Local
Currency Fund
Class A:
EMDAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$117	1.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.
MF212EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.98%	-1.36%	-0.47%
Class A without sales charges	6.45%	-0.71%	-0.15%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	A
NASDAQ	EMDAX
CUSIP	743969750
MF212EA

PGIM Emerging Markets Debt Local
Currency Fund
Class C:
EMDCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$195	1.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.
MF212EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	4.88%	-1.41%	-0.88%
Class C without sales charges	5.88%	-1.41%	-0.88%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	C
NASDAQ	EMDCX
CUSIP	743969743
MF212EC

PGIM Emerging Markets Debt Local
Currency Fund
Class Z:
EMDZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$74	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.
MF212EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.88%	-0.33%	0.17%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	Z
NASDAQ	EMDZX
CUSIP	743969727
MF212EZ

PGIM Emerging Markets Debt Local
Currency Fund
Class R6:
EMDQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Emerging Markets Debt Local Currency Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$67	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging-markets local currency debt posted positive returns during the reporting period, helped by monetary policy easing, resilient global economic growth, strong fundamentals, and solid technicals. While uncertainty regarding the US elections, an escalation of events in the
Middle East, and a strong US dollar contributed to crosscurrents, yields for emerging-markets local currency bonds declined over the period.
■
Overweights to Peru and Hungary, along with neutral positioning in Egypt and Indonesia, contributed to the Fund’s performance relative to the
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index during the reporting period. Selection in South Africa as well as an overweight to the Turkish lira and an underweight to the South African rand also contributed.
■
Overweights to Brazil and Poland, and an underweight to Malaysia, detracted from relative performance. Selection in Mexico and Colombia as well as an overweight to the Brazilian real and an underweight to the Polish zloty also detracted.
■
Derivatives, primarily currency and forward options contracts, futures and interest rate swaps, and corporate credit index derivatives, were used by the Fund for currency positioning and/or to manage duration and its overall risk profile relative to the Index, which collectively had a negative impact on performance.
MF212ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	7.19%	-0.23%	0.25%
Broad-Based Securities Market Index: JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.76%	-0.92%	-0.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,629,285
Number of fund holdings	426
Total advisory fees paid for the year	$ 95,525
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	7.4
AA	4.3
A	28.4
BBB	36.1
BB	19.7
B	2.4
Not Rated	(1.5)
Cash/Cash Equivalents	3.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	R6
NASDAQ	EMDQX
CUSIP	743969735
MF212ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $265,555 and $249,100, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Reports below)

PRUDENTIAL WORLD FUND, INC.

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM Quant Solutions International Equity Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Emerging Markets Equity Opportunities	2
PGIM Jennison Global Infrastructure Fund	14
PGIM Jennison Global Opportunities Fund	26
PGIM Jennison International Opportunities Fund	41
PGIM Quant Solutions International Equity Fund	58
Notes to Financial Statements	85

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GS—Goldman Sachs & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS

Argentina 4.5%
Grupo Financiero Galicia SA, ADR
	526,453	$27,754,602

Brazil 13.8%
Embraer SA, ADR*	553,138	18,541,186
MercadoLibre, Inc.*	10,251	20,883,132
NU Holdings Ltd. (Class A Stock)*	2,391,608	36,089,365
XP, Inc. (Class A Stock)	571,714	9,982,126

		85,495,809

China 24.5%
Bilibili, Inc., ADR*	914,089	20,219,650
BYD Co. Ltd. (Class H Stock)	523,506	18,908,314
Kanzhun Ltd., ADR	1,292,221	18,801,815
KE Holdings, Inc., ADR(a)	1,017,732	22,318,863
Meituan (Class B Stock), 144A*	1,602,229	37,861,269
Tencent Music Entertainment Group, ADR	969,131	10,786,428
Trip.com Group Ltd., ADR*	348,948	22,472,251

		151,368,590

India 24.4%
Amber Enterprises India Ltd.*	42,452	3,037,412
BSE Ltd.	358,565	18,937,895
Devyani International Ltd.*	3,698,953	7,427,757
Hitachi Energy India Ltd.	54,114	8,861,929
Mahindra & Mahindra Ltd.	598,344	19,321,995
MakeMyTrip Ltd.*	335,461	34,045,937
Max Estates Ltd.*	391,304	2,643,532
Max Healthcare Institute Ltd.	994,622	12,006,454
PB Fintech Ltd.*	422,024	8,526,768
Transformers & Rectifiers India Ltd.	1,377,513	15,062,628
Varun Beverages Ltd.	2,973,066	21,134,849

		151,007,156

Indonesia 3.5%
Bank Central Asia Tbk PT	19,762,329	12,906,267
Sumber Alfaria Trijaya Tbk PT	40,137,381	8,490,354

		21,396,621

See Notes to Financial Statements.

2

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 2.0%
Samsung Electronics Co. Ltd.	294,750	$12,515,377

Taiwan 24.0%
ASPEED Technology, Inc.	125,062	15,858,754
eMemory Technology, Inc.	154,555	15,028,136
Hon Hai Precision Industry Co. Ltd.	1,841,971	11,806,526
King Yuan Electronics Co. Ltd.	4,128,313	15,559,196
MediaTek, Inc.	330,646	12,871,453
Taiwan Semiconductor Manufacturing Co. Ltd.	253,721	7,956,561
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	283,584	54,034,095
Wiwynn Corp.	265,794	15,111,035

		148,225,756

TOTAL LONG-TERM INVESTMENTS
(cost $408,848,814)		597,763,911

SHORT-TERM INVESTMENTS 4.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	25,938,415	25,938,415
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $1,267,711; includes $1,226,225 of cash collateral for securities on loan)(b)(wb)	1,268,346	1,267,711

TOTAL SHORT-TERM INVESTMENTS
(cost $27,206,126)		27,206,126

TOTAL INVESTMENTS 101.1%
(cost $436,054,940)		624,970,037
Liabilities in excess of other assets (1.1)%		(7,090,606)

NET ASSETS 100.0%		$617,879,431

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,182,027; cash collateral of $1,226,225 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 3

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Argentina	$27,754,602	$—	$—
Brazil	85,495,809	—	—
China	94,599,007	56,769,583	—
India	55,180,786	95,826,370	—
Indonesia	21,396,621	—	—
South Korea	—	12,515,377	—
Taiwan	54,034,095	94,191,661	—
Short-Term Investments
Affiliated Mutual Funds	27,206,126	—	—

Total	$365,667,046	$259,302,991	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	19.6%
Hotels, Restaurants & Leisure	16.4
Banks	12.4
Automobiles	6.2
Entertainment	5.1
Capital Markets	4.7
Technology Hardware, Storage & Peripherals	4.5

Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	4.4%
Real Estate Management & Development	4.0
Electrical Equipment	3.8
Beverages	3.4
Broadline Retail	3.4
Interactive Media & Services	3.0

See Notes to Financial Statements.

4

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Aerospace & Defense	3.0%
Health Care Providers & Services	2.0
Electronic Equipment, Instruments & Components	1.9
Insurance	1.4
Consumer Staples Distribution & Retail	1.4
Household Durables	0.5

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,182,027	$(1,182,027)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund  5

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $1,182,027:
Unaffiliated investments (cost $408,848,814)	$597,763,911
Affiliated investments (cost $27,206,126)	27,206,126
Foreign currency, at value (cost $155,157)	150,401
Receivable for investments sold	5,493,702
Receivable for Fund shares sold	1,568,987
Dividends receivable	105,469
Tax reclaim receivable	8,688
Prepaid expenses	5,957

Total Assets	632,303,241

Liabilities

Payable for investments purchased	8,302,479
Foreign capital gains tax liability accrued	2,786,872
Payable for Fund shares purchased	1,298,957
Payable to broker for collateral for securities on loan	1,226,225
Management fee payable	538,883
Accrued expenses and other liabilities	253,891
Distribution fee payable	9,327
Affiliated transfer agent fee payable	5,909
Directors’ fees payable	1,267

Total Liabilities	14,423,810

Net Assets	$617,879,431

Net assets were comprised of:
Common stock, at par	$348
Paid-in capital in excess of par	957,295,765
Total distributable earnings (loss)	(339,416,682)

Net assets, October 31, 2024	$617,879,431

See Notes to Financial Statements.

6

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($30,012,172 ÷ 1,730,420 shares of common stock issued and outstanding)	$17.34
Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price to public	$18.35

Class C

Net asset value, offering price and redemption price per share, ($3,321,121 ÷ 206,556 shares of common stock issued and outstanding)	$16.08

Class Z

Net asset value, offering price and redemption price per share, ($308,907,140 ÷ 17,373,736 shares of common stock issued and outstanding)	$17.78

Class R6

Net asset value, offering price and redemption price per share, ($275,638,998 ÷ 15,463,651 shares of common stock issued and outstanding)	$17.82

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 7

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $885,302 foreign withholding tax)	$5,503,628
Affiliated dividend income	577,375
Affiliated income from securities lending, net	5,470

Total income	6,086,473

Expenses
Management fee	5,494,399
Distribution fee(a)	120,035
Transfer agent’s fees and expenses (including affiliated expense of $37,373)(a)	391,057
Custodian and accounting fees	221,932
Shareholders’ reports	87,916
Registration fees(a)	82,595
Professional fees	51,556
Audit fee	30,051
Directors’ fees	17,323
Miscellaneous	24,994

Total expenses	6,521,858
Less: Fee waiver and/or expense reimbursement(a)	(517,894)
Distribution fee waiver(a)	(14,296)

Net expenses	5,989,668

Net investment income (loss)	96,805

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(252)) (net of foreign capital gains taxes $(1,367))	67,839,035
Foreign currency transactions	(135,994)

67,703,041

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10)) (net of change in foreign capital gains taxes $(2,812,622))	124,507,280
Foreign currencies	(26,330)

124,480,950

Net gain (loss) on investment and foreign currency transactions	192,183,991

Net Increase (Decrease) In Net Assets Resulting From Operations	$192,280,796

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	85,776	34,259	—	—
Transfer agent’s fees and expenses	40,367	9,339	319,607	21,744
Registration fees	18,181	13,834	26,016	24,564
Fee waiver and/or expense reimbursement	(51,317)	(22,358)	(273,980)	(170,239)
Distribution fee waiver	(14,296)	—	—	—

See Notes to Financial Statements.

8

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2024	2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,805	$148,028
Net realized gain (loss) on investment and foreign currency transactions	67,703,041	(86,257,798)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	124,480,950	92,355,241

Net increase (decrease) in net assets resulting from operations	192,280,796	6,245,471

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	166,730,163	256,873,979
Cost of shares purchased	(265,380,401)	(425,226,056)

Net increase (decrease) in net assets from Fund share transactions	(98,650,238)	(168,352,077)

Total increase (decrease)	93,630,558	(162,106,606)

Net Assets:

Beginning of year	524,248,873	686,355,479

End of year	$617,879,431	$524,248,873

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 9

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.40		$12.39		$23.66	$17.66	$12.16
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	(0.03	)(b)	(0.12)	(0.23)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.98		0.04		(11.15)	6.23	5.64
Total from investment operations	4.94		0.01		(11.27)	6.00	5.50
Net asset value, end of year	$17.34		$12.40		$12.39	$23.66	$17.66
Total Return(c):	39.92%		0.08%		(47.63)%	33.98%	45.23%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,012		$24,886		$28,082	$47,683	$6,144
Average net assets (000)	$28,592		$28,066		$36,017	$26,309	$4,507
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30%		1.30%		1.30%	1.33%	1.45%
Expenses before waivers and/or expense reimbursement	1.53%		1.56%		1.54%	1.64%	2.61%
Net investment income (loss)	(0.25)%		(0.23)%		(0.74)%	(0.98)%	(0.99)%
Portfolio turnover rate(e)	70%		103%		134%	78%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.58		$11.66		$22.43	$16.88	$11.71
Income (loss) from investment operations:
Net investment income (loss)	(0.14	)(b)	(0.12	)(b)	(0.23)	(0.39)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.64		0.04		(10.54)	5.94	5.40
Total from investment operations	4.50		(0.08)		(10.77)	5.55	5.17
Net asset value, end of year	$16.08		$11.58		$11.66	$22.43	$16.88
Total Return(c):	38.86%		(0.69)%		(48.02)%	32.96%	44.06%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,321		$3,140		$3,724	$5,881	$1,563
Average net assets (000)	$3,426		$3,660		$4,938	$4,077	$1,244
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05%		2.05%		2.05%	2.09%	2.20%
Expenses before waivers and/or expense reimbursement	2.70%		2.66%		2.69%	2.65%	4.15%
Net investment income (loss)	(0.98)%		(0.99)%		(1.48)%	(1.76)%	(1.73)%
Portfolio turnover rate(e)	70%		103%		134%	78%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 11

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.68		$12.64		$24.07	$17.93	$12.31
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)(c)	-	(c)	(0.08)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.10		0.04		(11.35)	6.31	5.75
Total from investment operations	5.10		0.04		(11.43)	6.14	5.62
Net asset value, end of year	$17.78		$12.68		$12.64	$24.07	$17.93
Total Return(d):	40.30%		0.32%		(47.49)%	34.24%	45.65%

Ratios/Supplemental Data:
Net assets, end of year (000)	$308,907		$249,580		$393,985	$642,316	$34,993
Average net assets (000)	$274,411		$341,699		$549,186	$293,229	$11,195
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05%		1.05%		1.05%	1.08%	1.20%
Expenses before waivers and/or expense reimbursement	1.15%		1.20%		1.20%	1.28%	1.93%
Net investment income (loss)	(-	)%(c)	-	%(c)	(0.49)%	(0.72)%	(0.83)%
Portfolio turnover rate(f)	70%		103%		134%	78%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.71	$12.66	$24.08	$17.93	$12.31
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	(0.07)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.10	0.04	(11.35)	6.30	5.72
Total from investment operations	5.11	0.05	(11.42)	6.15	5.62
Net asset value, end of year	$17.82	$12.71	$12.66	$24.08	$17.93
Total Return(b):	40.28%	0.39%	(47.43)%	34.30%	45.65%

Ratios/Supplemental Data:
Net assets, end of year (000)	$275,639	$246,642	$260,565	$314,476	$18,340
Average net assets (000)	$271,929	$268,848	$302,211	$121,398	$14,144
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98%	0.98%	0.98%	1.01%	1.20%
Expenses before waivers and/or expense reimbursement	1.04%	1.06%	1.05%	1.16%	1.80%
Net investment income (loss)	0.08%	0.09%	(0.40)%	(0.62)%	(0.74)%
Portfolio turnover rate(d)	70%	103%	134%	78%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 13

PGIM Jennison Global Infrastructure Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS

Australia 1.6%

Transurban Group, UTS

	89,231	$743,646

Canada 4.3%

Canadian Pacific Kansas City Ltd.	7,730	596,315
South Bow Corp.*	20,128	502,640
TC Energy Corp.	19,182	892,180

		1,991,135

France 3.3%

Getlink SE	23,317	396,264
Vinci SA	10,166	1,138,803

		1,535,067

Germany 2.5%

E.ON SE	49,570	668,951
Fraport AG Frankfurt Airport Services Worldwide*	9,587	518,776

		1,187,727

India 1.4%

Adani Energy Solutions Ltd.*	37,940	438,607
Power Grid Corp. of India Ltd.	57,695	219,471

		658,078

Italy 3.0%

Enav SpA, 144A	86,388	366,004
Enel SpA	138,524	1,050,576

		1,416,580

Japan 2.4%

Tokyo Metro Co. Ltd.*	72,601	793,670
West Japan Railway Co.	18,556	329,810

		1,123,480

Mexico 1.8%

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	48,175	839,171

See Notes to Financial Statements.

14

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Spain 7.6%

Aena SME SA, 144A	8,866	$1,964,884
Cellnex Telecom SA, 144A	11,251	413,202
Sacyr SA	343,492	1,143,837

		3,521,923

United Kingdom 6.4%

Drax Group PLC	112,905	909,457
National Grid PLC	83,780	1,051,954
SSE PLC	44,158	1,003,419

		2,964,830

United States 62.7%

American Electric Power Co., Inc.	4,741	468,174
American Tower Corp., REIT	8,276	1,767,257
CenterPoint Energy, Inc.	27,258	804,929
Cheniere Energy, Inc.	5,896	1,128,376
CMS Energy Corp.	18,957	1,319,597
Constellation Energy Corp.	3,824	1,005,559
CSX Corp.	8,495	285,772
Digital Realty Trust, Inc., REIT	5,058	901,487
DT Midstream, Inc.	7,767	700,195
Entergy Corp.	7,289	1,128,191
Ferrovial SE	45,221	1,814,847
Kinder Morgan, Inc.	29,984	734,908
NextEra Energy, Inc.	32,591	2,582,837
NiSource, Inc.	33,808	1,188,689
Norfolk Southern Corp.	2,558	640,600
ONEOK, Inc.	9,673	937,120
PG&E Corp.	44,294	895,625
PPL Corp.	40,768	1,327,406
Public Service Enterprise Group, Inc.	14,210	1,270,516
SBA Communications Corp., REIT	1,873	429,797
Sempra	17,137	1,428,712
Southern Co. (The)	14,951	1,360,990
Talen Energy Corp.*	3,973	720,543
Targa Resources Corp.	4,090	682,866
Union Pacific Corp.	3,108	721,274
Vistra Corp.	7,316	914,207

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 15

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Waste Connections, Inc.	4,740	$837,795
Williams Cos., Inc. (The)	24,016	1,257,718

		29,255,987

TOTAL LONG-TERM INVESTMENTS (cost $35,210,358)		45,237,624

SHORT-TERM INVESTMENT 4.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $1,878,083)(wb)	1,878,083	1,878,083

TOTAL INVESTMENTS 101.0% (cost $37,088,441)		47,115,707
Liabilities in excess of other assets (1.0)%		(451,660)

NET ASSETS 100.0%		$46,664,047

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$743,646	$—

See Notes to Financial Statements.

16

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Canada	$1,991,135	$—	$—
France	—	1,535,067	—
Germany	—	1,187,727	—
India	—	658,078	—
Italy	—	1,416,580	—
Japan	793,670	329,810	—
Mexico	839,171	—	—
Spain	—	3,521,923	—
United Kingdom	—	2,964,830	—
United States	27,441,140	1,814,847	—
Short-Term Investment
Affiliated Mutual Fund	1,878,083	—	—

Total	$32,943,199	$14,172,508	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Electric Utilities	24.5%
Multi-Utilities	16.6
Oil, Gas & Consumable Fuels	14.7
Transportation Infrastructure	10.4
Construction & Engineering	8.8
Ground Transportation	7.3
Specialized REITs	6.6
Independent Power & Renewable Electricity Producers	5.4

Affiliated Mutual Fund	4.0%
Commercial Services & Supplies	1.8
Diversified Telecommunication Services	0.9

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 17

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $35,210,358)	$45,237,624
Affiliated investments (cost $1,878,083)	1,878,083
Foreign currency, at value (cost $32,344)	32,335
Receivable for Fund shares sold	66,495
Tax reclaim receivable	57,353
Dividends receivable	24,364
Prepaid expenses and other assets	3,167

Total Assets	47,299,421

Liabilities

Payable for investments purchased	528,277
Audit fee payable	30,052
Accrued expenses and other liabilities	20,991
Payable for Fund shares purchased	18,427
Management fee payable	15,329
Custodian and accounting fee payable	13,650
Distribution fee payable	4,059
Foreign capital gains tax liability accrued	2,089
Affiliated transfer agent fee payable	1,617
Directors’ fees payable	883

Total Liabilities	635,374

Net Assets	$46,664,047

Net assets were comprised of:
Common stock, at par	$27
Paid-in capital in excess of par	35,339,491
Total distributable earnings (loss)	11,324,529

Net assets, October 31, 2024	$46,664,047

See Notes to Financial Statements.

18

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($10,755,166 ÷ 630,004 shares of common stock issued and outstanding)	$17.07
Maximum sales charge (5.50% of offering price)	0.99

Maximum offering price to public	$18.06

Class C

Net asset value, offering price and redemption price per share, ($2,019,846 ÷ 120,831 shares of common stock issued and outstanding)	$16.72

Class Z

Net asset value, offering price and redemption price per share, ($20,972,771 ÷ 1,226,991 shares of common stock issued and outstanding)	$17.09

Class R6

Net asset value, offering price and redemption price per share, ($12,916,264 ÷ 755,804 shares of common stock issued and outstanding)	$17.09

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 19

PGIM Jennison Global Infrastructure Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $61,458 foreign withholding tax)	$1,022,203
Affiliated dividend income	42,604
Income from securities lending, net (including affiliated income of $856)	1,526

Total income	1,066,333

Expenses
Management fee	392,993
Distribution fee(a)	51,327
Custodian and accounting fees	52,720
Professional fees	52,178
Transfer agent’s fees and expenses (including affiliated expense of $10,262)(a)	45,322
Registration fees(a)	43,179
Audit fee	30,051
Shareholders’ reports	23,138
Directors’ fees	10,006
Miscellaneous	24,135

Total expenses	725,049
Less: Fee waiver and/or expense reimbursement(a)	(202,218)
Distribution fee waiver(a)	(5,098)

Net expenses	517,733

Net investment income (loss)	548,600

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(8,652))	3,211,675
Foreign currency transactions	(14,486)

3,197,189

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(2,089))	5,951,913
Foreign currencies	1,469

5,953,382

Net gain (loss) on investment and foreign currency transactions	9,150,571

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,699,171

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	30,589	20,738	—	—

Transfer agent’s fees and expenses	16,512	3,282	25,105	423

Registration fees	12,264	8,113	15,538	7,264

Fee waiver and/or expense reimbursement	(52,827)	(16,318)	(93,672)	(39,401)

Distribution fee waiver	(5,098)	—	—	—

See Notes to Financial Statements.

20

PGIM Jennison Global Infrastructure Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$548,600	$1,013,776
Net realized gain (loss) on investment and foreign currency transactions	3,197,189	(1,645,965)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,953,382	86,225

Net increase (decrease) in net assets resulting from operations	9,699,171	(545,964)

Dividends and Distributions
Distributions from distributable earnings
Class A	(116,505)	(337,388)
Class C	(10,822)	(93,436)
Class Z	(246,236)	(1,033,637)
Class R6	(160,554)	(642,318)

	(534,117)	(2,106,779)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	16,463,677	11,460,820
Net asset value of shares issued in reinvestment of dividends and distributions	528,760	2,105,393
Cost of shares purchased	(15,181,857)	(39,735,852)

Net increase (decrease) in net assets from Fund share transactions	1,810,580	(26,169,639)

Total increase (decrease)	10,975,634	(28,822,382)

Net Assets:
Beginning of year	35,688,413	64,510,795

End of year	$46,664,047	$35,688,413

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 21

PGIM Jennison Global Infrastructure Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.50		$14.41		$17.15	$13.80	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.23		0.14	0.09	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.56		(0.62)		(1.64)	3.36	(0.86)
Total from investment operations	3.75		(0.39)		(1.50)	3.45	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.26)		(0.14)	(0.10)	(0.12)
Tax return of capital distributions	-		-		-	-	(0.02)
Distributions from net realized gains	-	(b)	(0.26)		(1.10)	-	-
Total dividends and distributions	(0.18)		(0.52)		(1.24)	(0.10)	(0.14)
Net asset value, end of year	$17.07		$13.50		$14.41	$17.15	$13.80
Total Return(c):	27.88%		(2.90)%		(9.23)%	25.04%	(4.93)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,755		$9,080		$8,806	$8,153	$5,961
Average net assets (000)	$10,196		$9,748		$8,278	$7,154	$6,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51	%(e)	1.52	%(e)	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	2.08%		1.95%		1.90%	1.99%	2.20%
Net investment income (loss)	1.23%		1.56%		0.92%	0.55%	0.95%
Portfolio turnover rate(f)	80%		84%		89%	72%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Jennison Global Infrastructure Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024		2023		2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.24		$14.16		$16.90	$13.63		$14.51
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.12		0.04	(0.03	)(b)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.50		(0.60)		(1.63)	3.31		(0.84)
Total from investment operations	3.57		(0.48)		(1.59)	3.28		(0.81)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.18)		(0.05)	(0.01)		(0.05)
Tax return of capital distributions	-		-		-	-		(0.02)
Distributions from net realized gains	-	(c)	(0.26)		(1.10)	-		-
Total dividends and distributions	(0.09)		(0.44)		(1.15)	(0.01)		(0.07)
Net asset value, end of year	$16.72		$13.24		$14.16	$16.90		$13.63
Total Return(d):	26.97%		(3.59)%		(9.91)%	24.10%		(5.63)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,020		$2,332		$3,737	$4,336		$3,242
Average net assets (000)	$2,074		$2,977		$4,348	$3,720		$3,771
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.26	%(f)	2.26	%(f)	2.25%	2.25%		2.25%
Expenses before waivers and/or expense reimbursement	3.05%		2.73%		2.60%	2.79%		3.05%
Net investment income (loss)	0.49%		0.85%		0.27%	(0.21)%		0.21%
Portfolio turnover rate(g)	80%		84%		89%	72%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 23

PGIM Jennison Global Infrastructure Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.52	$14.42		$17.16	$13.80	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.29		0.20	0.14	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.56	(0.63)		(1.65)	3.37	(0.85)
Total from investment operations	3.80	(0.34)		(1.45)	3.51	(0.67)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.30)		(0.19)	(0.15)	(0.17)
Tax return of capital distributions	-	-		-	-	(0.02)
Distributions from net realized gains	- (b)	(0.26)		(1.10)	-	-
Total dividends and distributions	(0.23)	(0.56)		(1.29)	(0.15)	(0.19)
Net asset value, end of year	$17.09	$13.52		$14.42	$17.16	$13.80
Total Return(c):	28.25%	(2.57)%		(8.93)%	25.42%	(4.56)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,973	$14,385		$26,049	$25,429	$20,148
Average net assets (000)	$16,865	$27,102		$27,109	$24,462	$21,048
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17%	1.18	%(e)	1.17%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.73%	1.53%		1.47%	1.55%	1.66%
Net investment income (loss)	1.55%	1.98%		1.29%	0.92%	1.25%
Portfolio turnover rate(f)	80%	84%		89%	72%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Jennison Global Infrastructure Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.51	$14.41		$17.15	$13.80	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.29		0.21	0.12	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.58	(0.63)		(1.66)	3.38	(0.85)
Total from investment operations	3.81	(0.34)		(1.45)	3.50	(0.67)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.30)		(0.19)	(0.15)	(0.17)
Tax return of capital distributions	-	-		-	-	(0.02)
Distributions from net realized gains	- (b)	(0.26)		(1.10)	-	-
Total dividends and distributions	(0.23)	(0.56)		(1.29)	(0.15)	(0.19)
Net asset value, end of year	$17.09	$13.51		$14.41	$17.15	$13.80
Total Return(c):	28.34%	(2.58)%		(8.93)%	25.44%	(4.62)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,916	$9,892		$25,919	$17,263	$5,636
Average net assets (000)	$10,164	$15,166		$23,177	$11,389	$8,565
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17%	1.18	%(e)	1.17%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.56%	1.39%		1.32%	1.40%	1.66%
Net investment income (loss)	1.49%	1.97%		1.34%	0.74%	1.28%
Portfolio turnover rate(f)	80%	84%		89%	72%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 25

PGIM Jennison Global Opportunities Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS

Brazil 8.3%

MercadoLibre, Inc.*	165,273	$336,690,850
NU Holdings Ltd. (Class A Stock)*	14,998,943	226,334,050

		563,024,900

Denmark 3.1%

Novo Nordisk A/S (Class B Stock)	1,843,033	206,723,819

France 5.1%

Hermes International SCA	106,419	241,864,083
L’Oreal SA	144,558	54,233,891
LVMH Moet Hennessy Louis Vuitton SE	77,351	51,494,150

		347,592,124

India 2.0%

Varun Beverages Ltd.	7,394,062	52,562,703
Zomato Ltd.*	28,990,540	83,174,062

		135,736,765

Italy 6.0%

Ferrari NV	704,200	336,163,402
Moncler SpA	1,272,046	70,671,707

		406,835,109

Spain 1.9%

Industria de Diseno Textil SA(a)	2,245,517	128,027,435

Sweden 0.2%

Atlas Copco AB (Class A Stock)	895,825	14,784,174

Taiwan 3.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR
	1,079,532	205,694,027

United States 67.8%

Airbnb, Inc. (Class A Stock)*	432,682	58,321,207
Amazon.com, Inc.*	1,528,599	284,930,854
Apple, Inc.	1,797,498	406,072,773
Arista Networks, Inc.*	449,323	173,636,380

See Notes to Financial Statements.

26

PGIM Jennison Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Broadcom, Inc.	951,105	$161,469,096
Cadence Design Systems, Inc.*	647,752	178,857,282
Costco Wholesale Corp.	186,542	163,071,286
Eaton Corp. PLC	357,175	118,432,086
Eli Lilly & Co.	284,992	236,469,262
Fair Isaac Corp.*	94,406	188,161,543
Mastercard, Inc. (Class A Stock)	184,148	91,998,499
Meta Platforms, Inc. (Class A Stock)	642,752	364,813,180
Microsoft Corp.	991,259	402,798,095
Netflix, Inc.*	440,858	333,301,874
NVIDIA Corp.	3,127,718	415,235,842
NVR, Inc.*	15,975	146,216,140
Palo Alto Networks, Inc.*	318,382	114,722,586
Schneider Electric SE	471,349	122,102,372
ServiceNow, Inc.*	200,464	187,030,907
Trade Desk, Inc. (The) (Class A Stock)*	1,430,615	171,974,229
Uber Technologies, Inc.*	1,481,059	106,710,301
Vertex Pharmaceuticals, Inc.*	336,749	160,285,789

		4,586,611,583

TOTAL LONG-TERM INVESTMENTS
(cost $4,159,742,167)		6,595,029,936

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	126,104,871	126,104,871
PGIM Institutional Money Market Fund (7-day effective yield 5.096%)
(cost $130,312,094; includes $129,945,200 of cash collateral for securities on loan)(b)(wb)	130,377,785	130,312,596

TOTAL SHORT-TERM INVESTMENTS
(cost $256,416,965)		256,417,467

TOTAL INVESTMENTS 101.3%
(cost $4,416,159,132)		6,851,447,403
Liabilities in excess of other assets (1.3)%		(85,785,958)

NET ASSETS 100.0%		$6,765,661,445

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 27

PGIM Jennison Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,372,552; cash collateral of $129,945,200 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$563,024,900	$—	$—
Denmark	—	206,723,819	—
France	—	347,592,124	—
India	52,562,703	83,174,062	—
Italy	—	406,835,109	—
Spain	—	128,027,435	—
Sweden	—	14,784,174	—
Taiwan	205,694,027	—	—
United States	4,464,509,211	122,102,372	—
Short-Term Investments
Affiliated Mutual Funds	256,417,467	—	—

Total	$5,542,208,308	$1,309,239,095	$—

See Notes to Financial Statements.

28

PGIM Jennison Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Software	15.8%
Semiconductors & Semiconductor Equipment	11.6
Broadline Retail	9.2
Pharmaceuticals	6.6
Technology Hardware, Storage & Peripherals	6.0
Interactive Media & Services	5.4
Textiles, Apparel & Luxury Goods	5.3
Automobiles	5.0
Entertainment	4.9
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	3.8
Electrical Equipment	3.5
Banks	3.3
Communications Equipment	2.6
Media	2.5

Consumer Staples Distribution & Retail	2.4%
Biotechnology	2.4
Household Durables	2.2
Hotels, Restaurants & Leisure	2.1
Specialty Retail	1.9
Ground Transportation	1.6
Financial Services	1.4
Personal Care Products	0.8
Beverages	0.8
Machinery	0.2

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$120,372,552	$(120,372,552)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 29

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $120,372,552:
Unaffiliated investments (cost $4,159,742,167)	$6,595,029,936
Affiliated investments (cost $256,416,965)	256,417,467
Receivable for investments sold	45,895,099
Receivable for Fund shares sold	17,039,897
Tax reclaim receivable	5,533,068
Dividends receivable	1,642,965
Prepaid expenses and other assets	57,884

Total Assets	6,921,616,316

Liabilities

Payable to broker for collateral for securities on loan	129,945,200
Payable for Fund shares purchased	19,772,051
Management fee payable	4,592,315
Accrued expenses and other liabilities	1,205,567
Distribution fee payable	398,058
Affiliated transfer agent fee payable	26,757
Directors’ fees payable	13,057
Payable to custodian	1,866

Total Liabilities	155,954,871

Net Assets	$6,765,661,445

Net assets were comprised of:
Common stock, at par	$1,427
Paid-in capital in excess of par	4,030,308,836
Total distributable earnings (loss)	2,735,351,182

Net assets, October 31, 2024	$6,765,661,445

See Notes to Financial Statements.

30

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($659,075,711 ÷ 14,219,234 shares of common stock issued and outstanding)	$46.35
Maximum sales charge (5.50% of offering price)	2.70

Maximum offering price to public	$49.05

Class C

Net asset value, offering price and redemption price per share, ($291,287,034 ÷ 7,022,603 shares of common stock issued and outstanding)	$41.48

Class Z

Net asset value, offering price and redemption price per share, ($3,168,070,109 ÷ 66,481,991 shares of common stock issued and outstanding)	$47.65

Class R2

Net asset value, offering price and redemption price per share, ($17,717,023 ÷ 379,557 shares of common stock issued and outstanding)	$46.68

Class R4

Net asset value, offering price and redemption price per share, ($622,012 ÷ 13,112 shares of common stock issued and outstanding)	$47.44

Class R6

Net asset value, offering price and redemption price per share, ($2,628,889,556 ÷ 54,618,321 shares of common stock issued and outstanding)	$48.13

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 31

PGIM Jennison Global Opportunities Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,661,847 foreign withholding tax)	$35,844,834
Affiliated dividend income	5,613,079
Affiliated income from securities lending, net	49,580

Total income	41,507,493

Expenses
Management fee	51,188,954
Distribution fee(a)	4,782,338
Shareholder servicing fees(a)	17,153
Transfer agent’s fees and expenses (including affiliated expense of $166,743)(a)	3,916,508
Custodian and accounting fees	445,257
Shareholders’ reports	349,006
Registration fees(a)	194,248
Professional fees	93,304
Directors’ fees	82,020
Audit fee	28,620
Miscellaneous	80,879

Total expenses	61,178,287
Less: Fee waiver and/or expense reimbursement(a)	(452,798)
Distribution fee waiver(a)	(305,459)

Net expenses	60,420,030

Net investment income (loss)	(18,912,537)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $16,570) (net of foreign capital gains taxes $(31,683))	921,177,066
Foreign currency transactions	(1,743,621)

919,433,445

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,477))	1,106,482,439
Foreign currencies	380,018

1,106,862,457

Net gain (loss) on investment and foreign currency transactions	2,026,295,902

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,007,383,365

See Notes to Financial Statements.

32

PGIM Jennison Global Opportunities Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,832,751	2,907,986	—	41,601	—	—
Shareholder servicing fees	—	—	—	16,640	513	—
Transfer agent’s fees and expenses	489,575	263,005	3,038,799	25,675	831	98,623
Registration fees	35,961	20,798	64,103	7,075	7,075	59,236
Fee waiver and/or expense reimbursement	(441,998)	—	—	(3,855)	(6,945)	—
Distribution fee waiver	(305,459)	—	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 33

PGIM Jennison Global Opportunities Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2024	2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(18,912,537)	$(10,945,164)
Net realized gain (loss) on investment and foreign currency transactions	919,433,445	221,970,112
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,106,862,457	629,577,406

Net increase (decrease) in net assets resulting from operations	2,007,383,365	840,602,354

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,306,357,953	1,201,970,353
Cost of shares purchased	(1,640,810,176)	(1,477,592,274)

Net increase (decrease) in net assets from Fund share transactions	(334,452,223)	(275,621,921)

Total increase (decrease)	1,672,931,142	564,980,433

Net Assets:

Beginning of year	5,092,730,303	4,527,749,870

End of year	$6,765,661,445	$5,092,730,303

See Notes to Financial Statements.

34

PGIM Jennison Global Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$33.16	$27.60	$52.15		$38.50	$24.58
Income (loss) from investment operations:
Net investment income (loss)	(0.19)	(0.11)	(0.19)		(0.37)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.38	5.67	(19.72)		14.76	14.14
Total from investment operations	13.19	5.56	(19.91)		14.39	13.92
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(4.64)		(0.74)	-
Total dividends and distributions	-	-	(4.64)		(0.74)	-
Net asset value, end of year	$46.35	$33.16	$27.60		$52.15	$38.50
Total Return(c):	39.82%	20.11%	(41.69)%		37.75%	56.63%

Ratios/Supplemental Data:
Net assets, end of year (000)	$659,076	$464,837	$428,097		$797,091	$494,173
Average net assets (000)	$610,917	$462,385	$568,379		$684,569	$344,283
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08%	1.08%	1.08%		1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.20%	1.22%	1.22%		1.21%	1.24%
Net investment income (loss)	(0.43)%	(0.34)%	(0.53)%		(0.80)%	(0.69)%
Portfolio turnover rate(e)	66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 35

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$29.92	$25.12	$48.27		$35.98	$23.16
Income (loss) from investment operations:
Net investment income (loss)	(0.49)	(0.34)	(0.45)		(0.70)	(0.45)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.05	5.14	(18.06)		13.73	13.27
Total from investment operations	11.56	4.80	(18.51)		13.03	12.82
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(4.64)		(0.74)	-
Total dividends and distributions	-	-	(4.64)		(0.74)	-
Net asset value, end of year	$41.48	$29.92	$25.12		$48.27	$35.98
Total Return(c):	38.64%	19.11%	(42.19)%		36.63%	55.31%

Ratios/Supplemental Data:
Net assets, end of year (000)	$291,287	$245,621	$238,329		$496,435	$364,557
Average net assets (000)	$290,799	$250,937	$333,018		$449,870	$279,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.91%	1.94%	1.93%		1.91%	1.93%
Expenses before waivers and/or expense reimbursement	1.91%	1.94%	1.93%		1.91%	1.93%
Net investment income (loss)	(1.27)%	(1.19)%	(1.38)%		(1.62)%	(1.53)%
Portfolio turnover rate(e)	66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$34.03	$28.29	$53.25		$39.24	$25.01
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.06)	(0.14)		(0.30)	(0.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.74	5.80	(20.18)		15.05	14.40
Total from investment operations	13.62	5.74	(20.32)		14.75	14.23
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(4.64)		(0.74)	-
Total dividends and distributions	-	-	(4.64)		(0.74)	-
Net asset value, end of year	$47.65	$34.03	$28.29		$53.25	$39.24
Total Return(c):	40.02%	20.29%	(41.59)%		37.96%	56.90%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,168,070	$2,250,783	$2,073,103		$4,792,805	$3,390,006
Average net assets (000)	$2,964,607	$2,168,204	$3,132,931		$4,303,934	$2,338,060
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92%	0.93%	0.93%		0.92%	0.93%
Expenses before waivers and/or expense reimbursement	0.92%	0.93%	0.93%		0.92%	0.93%
Net investment income (loss)	(0.27)%	(0.19)%	(0.39)%		(0.64)%	(0.54)%
Portfolio turnover rate(e)	66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 37

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$33.48	$27.94	$52.86		$39.10	$25.02
Income (loss) from investment operations:
Net investment income (loss)	(0.30)	(0.19)	(0.28)		(0.48)	(0.31)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.50	5.73	(20.00)		14.98	14.39
Total from investment operations	13.20	5.54	(20.28)		14.50	14.08
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(4.64)		(0.74)	-
Total dividends and distributions	-	-	(4.64)		(0.74)	-
Net asset value, end of year	$46.68	$33.48	$27.94		$52.86	$39.10
Total Return(c):	39.47%	19.79%	(41.85)%		37.45%	56.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17,717	$13,341	$11,838		$21,615	$377
Average net assets (000)	$16,640	$13,109	$15,315		$12,667	$221
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34%	1.34%	1.34%		1.34%	1.33%
Expenses before waivers and/or expense reimbursement	1.36%	1.37%	1.38%		1.39%	7.68%
Net investment income (loss)	(0.69)%	(0.60)%	(0.79)%		(1.00)%	(0.92)%
Portfolio turnover rate(e)	66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$33.94	$28.26	$53.27		$39.31	$25.08
Income (loss) from investment operations:
Net investment income (loss)	(0.19)	(0.12)	(0.18)		(0.37)	(0.19)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.69	5.80	(20.19)		15.07	14.42
Total from investment operations	13.50	5.68	(20.37)		14.70	14.23
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(4.64)		(0.74)	-
Total dividends and distributions	-	-	(4.64)		(0.74)	-
Net asset value, end of year	$47.44	$33.94	$28.26		$53.27	$39.31
Total Return(c):	39.82%	20.06%	(41.68)%		37.76%	56.74%

Ratios/Supplemental Data:
Net assets, end of year (000)	$622	$402	$310		$332	$505
Average net assets (000)	$551	$375	$318		$696	$433
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08%	1.09%	1.09%		1.06%	1.02%
Expenses before waivers and/or expense reimbursement	2.34%	2.48%	3.42%		2.18%	4.28%
Net investment income (loss)	(0.44)%	(0.36)%	(0.51)%		(0.78)%	(0.60)%
Portfolio turnover rate(e)	66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 39

PGIM Jennison Global Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$34.34	$28.52	$53.60		$39.46	$25.13
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.03)	(0.10)		(0.26)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	13.87	5.85	(20.34)		15.14	14.48
Total from investment operations	13.79	5.82	(20.44)		14.88	14.33
Less Dividends and Distributions:
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(4.64)		(0.74)	-
Total dividends and distributions	-	-	(4.64)		(0.74)	-
Net asset value, end of year	$48.13	$34.34	$28.52		$53.60	$39.46
Total Return(c):	40.16%	20.41%	(41.54)%		38.08%	57.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,628,890	$2,117,746	$1,776,074		$3,301,585	$1,803,620
Average net assets (000)	$2,518,916	$2,002,806	$2,401,595		$2,690,566	$1,074,262
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82%	0.83%	0.83%		0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.82%	0.83%	0.83%		0.83%	0.84%
Net investment income (loss)	(0.18)%	(0.10)%	(0.28)%		(0.54)%	(0.46)%
Portfolio turnover rate(e)	66%	75%	84%		62%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

PGIM Jennison International Opportunities Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS

Australia 0.9%
WiseTech Global Ltd.	626,117	$48,072,140

Belgium 1.8%
UCB SA	484,532	93,295,936

Brazil 10.5%
MercadoLibre, Inc.*	156,370	318,553,837
NU Holdings Ltd. (Class A Stock)*	15,083,777	227,614,195

		546,168,032

China 2.0%
BYD Co. Ltd. (Class H Stock)	2,808,870	101,452,505

Denmark 4.9%
Novo Nordisk A/S (Class B Stock)	2,268,174	254,409,764

France 9.2%
Hermes International SCA	94,926	215,743,335
L’Oreal SA	224,256	84,134,226
Safran SA	793,274	179,570,027

		479,447,588

Germany 3.6%
adidas AG	391,769	93,825,261
SAP SE	402,510	93,980,087

		187,805,348

Hong Kong 1.5%
Techtronic Industries Co. Ltd.	5,331,168	77,117,733

India 6.9%
Apollo Hospitals Enterprise Ltd.	952,088	79,317,687
MakeMyTrip Ltd.*(a)	821,809	83,405,395
Varun Beverages Ltd.	11,303,910	80,356,922
Zomato Ltd.*	39,369,946	112,952,651

		356,032,655

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 41

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Italy 11.5%
Brunello Cucinelli SpA	1,385,214	$137,026,600
Ferrari NV	825,589	394,110,774
Moncler SpA	1,153,106	64,063,697

		595,201,071

Japan 6.4%
Advantest Corp.	2,559,783	148,210,558
Disco Corp.	211,116	60,069,849
Keyence Corp.	275,553	124,388,394

		332,668,801

Netherlands 4.7%
Adyen NV, 144A*	66,040	100,886,610
ASM International NV	171,450	95,756,062
ASML Holding NV	67,308	45,307,141

		241,949,813

Spain 4.4%
Industria de Diseno Textil SA(a)	4,009,122	228,578,810

Sweden 1.8%
Atlas Copco AB (Class A Stock)	5,612,188	92,620,280

Switzerland 1.7%
Straumann Holding AG	667,623	88,019,037

Taiwan 8.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR

	2,165,084	412,535,105

United Kingdom 5.2%
AstraZeneca PLC	676,823	96,307,584
Compass Group PLC	5,308,953	172,415,810

		268,723,394

United States 11.7%
CyberArk Software Ltd.*	620,168	171,488,855
Ferguson Enterprises, Inc.	377,464	74,216,318

See Notes to Financial Statements.

42

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Globant SA*(a)	363,165	$76,224,702
Monday.com Ltd.*	399,908	117,520,964
Schneider Electric SE	645,204	167,139,294

		606,590,133

TOTAL LONG-TERM INVESTMENTS
(cost $3,387,141,568)		5,010,688,145

SHORT-TERM INVESTMENTS 8.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	165,326,687	165,326,687
PGIM Institutional Money Market Fund (7-day effective yield 5.096%)
(cost $247,183,105; includes $246,824,781 of cash collateral for securities on loan)(b)(wb)	247,306,758	247,183,105

TOTAL SHORT-TERM INVESTMENTS
(cost $412,509,792)		412,509,792

TOTAL INVESTMENTS 104.7%
(cost $3,799,651,360)		5,423,197,937
Liabilities in excess of other assets (4.7)%		(242,334,486)

NET ASSETS 100.0%		$5,180,863,451

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,330,375; cash collateral of $246,824,781 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 43

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$48,072,140	$—
Belgium	—	93,295,936	—
Brazil	546,168,032	—	—
China	—	101,452,505	—
Denmark	—	254,409,764	—
France	—	479,447,588	—
Germany	—	187,805,348	—
Hong Kong	—	77,117,733	—
India	163,762,317	192,270,338	—
Italy	—	595,201,071	—
Japan	—	332,668,801	—
Netherlands	—	241,949,813	—
Spain	—	228,578,810	—
Sweden	—	92,620,280	—
Switzerland	—	88,019,037	—
Taiwan	412,535,105	—	—
United Kingdom	—	268,723,394	—
United States	365,234,521	241,355,612	—
Short-Term Investments
Affiliated Mutual Funds	412,509,792	—	—

Total	$1,900,209,767	$3,522,988,170	$—

See Notes to Financial Statements.

44

PGIM Jennison International Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	14.8%
Textiles, Apparel & Luxury Goods	9.8
Automobiles	9.6
Pharmaceuticals	8.6
Software	8.3
Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	8.0
Hotels, Restaurants & Leisure	7.1
Broadline Retail	6.1
Specialty Retail	4.4
Banks	4.4
Aerospace & Defense	3.5
Machinery	3.3
Electrical Equipment	3.2

Electronic Equipment, Instruments & Components	2.4%
Financial Services	1.9
Health Care Equipment & Supplies	1.7
Personal Care Products	1.6
Beverages	1.6
Health Care Providers & Services	1.5
IT Services	1.5
Trading Companies & Distributors	1.4

104.7
Liabilities in excess of other assets	(4.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$229,330,375	$(229,330,375)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 45

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value, including securities on loan of $229,330,375:
Unaffiliated investments (cost $3,387,141,568)	$5,010,688,145
Affiliated investments (cost $412,509,792)	412,509,792
Foreign currency, at value (cost $19,954)	19,449
Receivable for Fund shares sold	6,816,556
Tax reclaim receivable	5,627,357
Dividends receivable	3,822,271
Receivable for investments sold	2,356,278
Prepaid expenses	44,587

Total Assets	5,441,884,435

Liabilities

Payable to broker for collateral for securities on loan	246,824,781
Payable for Fund shares purchased	5,698,588
Foreign capital gains tax liability accrued	3,746,142
Management fee payable	3,391,129
Accrued expenses and other liabilities	1,178,669
Distribution fee payable	150,456
Affiliated transfer agent fee payable	20,604
Directors’ fees payable	10,615

Total Liabilities	261,020,984

Net Assets	$5,180,863,451

Net assets were comprised of:
Common stock, at par	$1,647
Paid-in capital in excess of par	4,869,089,935
Total distributable earnings (loss)	311,771,869

Net assets, October 31, 2024	$5,180,863,451

See Notes to Financial Statements.

46

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($130,019,694 ÷ 4,214,715 shares of common stock issued and outstanding)	$30.85
Maximum sales charge (5.50% of offering price)	1.80

Maximum offering price to public	$32.65

Class C

Net asset value, offering price and redemption price per share, ($24,232,412 ÷ 865,522 shares of common stock issued and outstanding)	$28.00

Class R

Net asset value, offering price and redemption price per share, ($226,296,911 ÷ 7,485,851 shares of common stock issued and outstanding)	$30.23

Class Z

Net asset value, offering price and redemption price per share, ($2,950,665,017 ÷ 93,594,845 shares of common stock issued and outstanding)	$31.53

Class R2

Net asset value, offering price and redemption price per share, ($14,154,300 ÷ 459,841 shares of common stock issued and outstanding)	$30.78

Class R4

Net asset value, offering price and redemption price per share, ($12,293,510 ÷ 393,442 shares of common stock issued and outstanding)	$31.25

Class R6

Net asset value, offering price and redemption price per share, ($1,823,201,607 ÷ 57,651,624 shares of common stock issued and outstanding)	$31.62

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 47

PGIM Jennison International Opportunities Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $7,108,781 foreign withholding tax)	$45,319,578
Affiliated dividend income	5,794,009
Affiliated income from securities lending, net	174,346

Total income	51,287,933

Expenses
Management fee	40,346,058
Distribution fee(a)	2,462,610
Shareholder servicing fees(a)	24,429
Transfer agent’s fees and expenses (including affiliated expense of $119,353)(a)	3,907,918
Custodian and accounting fees	520,612
Shareholders’ reports	305,464
Registration fees(a)	179,422
Professional fees	111,197
Directors’ fees	82,950
Audit fee	30,051
Miscellaneous	65,381

Total expenses	48,036,092
Less: Fee waiver and/or expense reimbursement(a)	(1,454,791)
Distribution fee waiver(a)	(661,624)

Net expenses	45,919,677

Net investment income (loss)	5,368,256

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $48,105) (net of foreign capital gains taxes $(553))	103,409,187
Foreign currency transactions	(956,249)

102,452,938

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(20,347)) (net of change in foreign capital gains taxes $(3,746,142))	1,064,775,011
Foreign currencies	147,597

1,064,922,608

Net gain (loss) on investment and foreign currency transactions	1,167,375,546

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,172,743,802

See Notes to Financial Statements.

48

PGIM Jennison International Opportunities Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	380,064	250,836	1,794,839	—	36,871	—	—
Shareholder servicing fees	—	—	—	—	13,605	10,824	—
Transfer agent’s fees and expenses	123,368	26,830	291,841	3,304,029	23,349	17,531	120,970
Registration fees	18,552	14,978	5,943	63,763	6,134	13,253	56,799
Fee waiver and/or expense reimbursement	(125,622)	(23,535)	—	(1,289,574)	(4,319)	(11,741)	—
Distribution fee waiver	(63,344)	—	(598,280)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 49

PGIM Jennison International Opportunities Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2024	2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,368,256	$8,106,073
Net realized gain (loss) on investment and foreign currency transactions	102,452,938	(379,799,150)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,064,922,608	668,141,476

Net increase (decrease) in net assets resulting from operations	1,172,743,802	296,448,399

Dividends and Distributions
Distributions from distributable earnings
Class A	—	—
Class C	—	—
Class R	—	—
Class Z	(2,398,454)	—
Class R2	—	—
Class R4	—	—
Class R6	(2,218,376)	—

	(4,616,830)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,300,683,230	1,730,279,329
Net asset value of shares issued in reinvestment of dividends and distributions	4,571,915	—
Cost of shares purchased	(1,416,924,392)	(1,558,581,592)

Net increase (decrease) in net assets from Fund share transactions	(111,669,247)	171,697,737

Total increase (decrease)	1,056,457,725	468,146,136

Net Assets:

Beginning of year	4,124,405,726	3,656,259,590

End of year	$5,180,863,451	$4,124,405,726

See Notes to Financial Statements.

50

PGIM Jennison International Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024		2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$23.99		$22.03	$38.51		$28.14	$19.51
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(b)	0.01	(0.09)		(0.25)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.88		1.95	(16.36)		10.62	8.75
Total from investment operations	6.86		1.96	(16.45)		10.37	8.63
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(c)	-	-
Distributions from net realized gains	-		-	(0.03)		-	-
Total dividends and distributions	-		-	(0.03)		-	-
Net asset value, end of year	$30.85		$23.99	$22.03		$38.51	$28.14
Total Return(d):	28.60%		8.90%	(42.74)%		36.90%	44.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$130,020		$102,499	$105,135		$208,515	$76,093
Average net assets (000)	$126,688		$114,648	$150,632		$142,641	$46,059
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09%		1.09%	1.09%		1.09%	1.09%
Expenses before waivers and/or expense reimbursement	1.24%		1.26%	1.27%		1.27%	1.34%
Net investment income (loss)	(0.07)%		0.03%	(0.34)%		(0.71)%	(0.52)%
Portfolio turnover rate(f)	44%		59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 51

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$21.95		$20.32		$35.82		$26.38	$18.44
Income (loss) from investment operations:
Net investment income (loss)	(0.24	)(b)	(0.18	)(b)	(0.30)		(0.50)	(0.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.29		1.81		(15.17)		9.94	8.23
Total from investment operations	6.05		1.63		(15.47)		9.44	7.94
Less Dividends and Distributions:
Tax return of capital distributions	-		-		(-	)(c)	-	-
Distributions from net realized gains	-		-		(0.03)		-	-
Total dividends and distributions	-		-		(0.03)		-	-
Net asset value, end of year	$28.00		$21.95		$20.32		$35.82	$26.38
Total Return(d):	27.56%		8.02%		(43.22)%		35.84%	43.00%

Ratios/Supplemental Data:
Net assets, end of year (000)	$24,232		$22,579		$22,981		$40,128	$16,411
Average net assets (000)	$25,084		$24,838		$30,780		$28,884	$9,894
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.90%		1.90%		1.90%		1.90%	1.90%
Expenses before waivers and/or expense reimbursement	1.99%		1.99%		2.01%		1.97%	2.15%
Net investment income (loss)	(0.88)%		(0.79)%		(1.14)%		(1.52)%	(1.32)%
Portfolio turnover rate(f)	44%		59%		76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,

	2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$23.60		$21.75		$38.17		$27.98	$19.48
Income (loss) from investment operations:
Net investment income (loss)	(0.13	)(b)	(0.09	)(b)	(0.19)		(0.37)	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.76		1.94		(16.20)		10.56	8.70
Total from investment operations	6.63		1.85		(16.39)		10.19	8.50
Less Dividends and Distributions:
Tax return of capital distributions	-		-		(-	)(c)	-	-
Distributions from net realized gains	-		-		(0.03)		-	-
Total dividends and distributions	-		-		(0.03)		-	-
Net asset value, end of year	$30.23		$23.60		$21.75		$38.17	$27.98
Total Return(d):	28.09%		8.51%		(42.97)%		36.42%	43.56%

Ratios/Supplemental Data:
Net assets, end of year (000)	$226,297		$218,828		$230,246		$358,284	$291,162
Average net assets (000)	$239,312		$237,233		$269,777		$340,986	$281,238
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.45%		1.46%		1.47%		1.47%	1.47%
Expenses before waivers and/or expense reimbursement	1.70%		1.71%		1.72%		1.72%	1.77%
Net investment income (loss)	(0.44)%		(0.35)%		(0.70)%		(1.08)%	(0.87)%
Portfolio turnover rate(f)	44%		59%		76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 53

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.50	$22.45	$39.17		$28.56	$19.77
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.06	(0.04)		(0.18)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.02	1.99	(16.65)		10.79	8.89
Total from investment operations	7.06	2.05	(16.69)		10.61	8.79
Less Dividends and Distributions:
Dividends from net investment income	(0.03)	-	-		-	-
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(0.03)		-	-
Total dividends and distributions	(0.03)	-	(0.03)		-	-
Net asset value, end of year	$31.53	$24.50	$22.45		$39.17	$28.56
Total Return(c):	28.81%	9.13%	(42.63)%		37.15%	44.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,950,665	$2,332,761	$1,948,250		$3,481,110	$1,364,899
Average net assets (000)	$2,852,407	$2,382,104	$2,744,398		$2,452,905	$639,223
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%	0.90%	0.90%		0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.95%	0.95%	0.96%		0.94%	0.99%
Net investment income (loss)	0.12%	0.21%	(0.14)%		(0.51)%	(0.38)%
Portfolio turnover rate(e)	44%	59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.00		$22.09		$38.72		$28.35	$19.70
Income (loss) from investment operations:
Net investment income (loss)	(0.09	)(b)	(0.06	)(b)	(0.15)		(0.33)	(0.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.87		1.97		(16.45)		10.70	8.94
Total from investment operations	6.78		1.91		(16.60)		10.37	8.65
Less Dividends and Distributions:
Tax return of capital distributions	-		-		(-	)(c)	-	-
Distributions from net realized gains	-		-		(0.03)		-	-
Total dividends and distributions	-		-		(0.03)		-	-
Net asset value, end of year	$30.78		$24.00		$22.09		$38.72	$28.35
Total Return(d):	28.25%		8.65%		(42.90)%		36.58%	43.91%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14,154		$11,710		$10,579		$13,101	$4,664
Average net assets (000)	$14,748		$11,833		$11,553		$8,789	$1,557
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.34%		1.34%		1.34%		1.33%	1.32%
Expenses before waivers and/or expense reimbursement	1.37%		1.38%		1.41%		1.41%	2.23%
Net investment income (loss)	(0.32)%		(0.23)%		(0.55)%		(0.92)%	(1.06)%
Portfolio turnover rate(f)	44%		59%		76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 55

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2024		2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.30		$22.31	$39.01		$28.49	$19.75
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	- (c)	(0.09)		(0.25)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.98		1.99	(16.58)		10.77	8.85
Total from investment operations	6.95		1.99	(16.67)		10.52	8.74
Less Dividends and Distributions:
Tax return of capital distributions	-		-	(-	)(c)	-	-
Distributions from net realized gains	-		-	(0.03)		-	-
Total dividends and distributions	-		-	(0.03)		-	-
Net asset value, end of year	$31.25		$24.30	$22.31		$39.01	$28.49
Total Return(d):	28.60%		8.92%	(42.76)%		36.97%	44.20%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,294		$9,811	$8,646		$16,892	$1,359
Average net assets (000)	$11,711		$9,832	$11,164		$11,907	$1,023
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08%		1.09%	1.09%		1.08%	1.04%
Expenses before waivers and/or expense reimbursement	1.18%		1.15%	1.16%		1.14%	2.47%
Net investment income (loss)	(0.11)%		0.02%	(0.33)%		(0.69)%	(0.46)%
Portfolio turnover rate(f)	44%		59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

PGIM Jennison International Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.57	$22.50	$39.24		$28.59	$19.78
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.07	(0.02)		(0.16)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.03	2.00	(16.69)		10.81	8.89
Total from investment operations	7.09	2.07	(16.71)		10.65	8.81
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	-	-		-	-
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	(0.03)		-	-
Total dividends and distributions	(0.04)	-	(0.03)		-	-
Net asset value, end of year	$31.62	$24.57	$22.50		$39.24	$28.59
Total Return(c):	28.87%	9.20%	(42.61)%		37.25%	44.54%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,823,202	$1,426,218	$1,330,422		$2,136,686	$673,736
Average net assets (000)	$1,742,632	$1,495,043	$1,686,565		$1,445,464	$295,968
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84%	0.84%	0.84%		0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84%	0.84%	0.84%		0.84%	0.91%
Net investment income (loss)	0.19%	0.27%	(0.07)%		(0.46)%	(0.32)%
Portfolio turnover rate(e)	44%	59%	76%		41%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 57

PGIM Quant Solutions International Equity Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS 94.3%

Australia 4.1%
AGL Energy Ltd.	12,000	$82,392
Aristocrat Leisure Ltd.	20,232	814,129
BHP Group Ltd.	1,962	54,509
Brambles Ltd.	83,745	1,008,291
Charter Hall Group, REIT	9,225	91,031
Coles Group Ltd.	11,602	133,905
Computershare Ltd.	12,918	223,319
Fortescue Ltd.	41,664	521,752
Goodman Group, REIT	46,453	1,109,274
Helia Group Ltd.	252,436	670,726
JB Hi-Fi Ltd.	17,285	927,552
Medibank Private Ltd.	237,419	557,978
Rio Tinto Ltd.	2,588	203,203
West African Resources Ltd.*	297,147	356,723
Westpac Banking Corp.	5,797	121,748
WiseTech Global Ltd.	13,626	1,046,180

		7,922,712

Austria 0.5%
Erste Group Bank AG	17,869	1,010,773

Belgium 0.0%
Proximus SADP	9,800	71,570

Brazil 1.1%
Ambev SA	72,200	157,367
Banco do Brasil SA	244,200	1,109,290
Centrais Eletricas Brasileiras SA	9,200	60,284
CPFL Energia SA	31,500	178,835
Odontoprev SA	15,000	28,490
Petroleo Brasileiro SA	27,900	187,982
Vale SA	21,600	231,473
WEG SA	12,000	112,882

		2,066,603

Canada 6.4%
Agnico Eagle Mines Ltd.	8,000	690,516
Barrick Gold Corp.	64,600	1,248,527
Canadian Apartment Properties REIT, REIT	8,200	273,206
Canadian Imperial Bank of Commerce	6,800	425,430

See Notes to Financial Statements.

58

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Canada (cont’d.)
Celestica, Inc.*	13,600	$930,663
CES Energy Solutions Corp.	12,600	72,215
CGI, Inc.*	2,400	265,864
Dollarama, Inc.	14,900	1,550,516
Extendicare, Inc.	6,000	39,645
George Weston Ltd.	5,100	808,945
Great-West Lifeco, Inc.	32,900	1,103,952
Hudbay Minerals, Inc.	36,000	322,936
Imperial Oil Ltd.	1,600	119,395
Kinross Gold Corp.	78,600	793,141
Loblaw Cos. Ltd.	10,600	1,340,197
Power Corp. of Canada	9,800	309,763
Royal Bank of Canada	2,400	290,255
Shopify, Inc. (Class A Stock)*	11,800	923,084
Suncor Energy, Inc.	19,900	751,208

		12,259,458

Chile 0.0%
Enel Chile SA	1,404,400	74,528

China 6.2%
Alibaba Group Holding Ltd.	9,900	121,100
ANTA Sports Products Ltd.	104,000	1,110,012
Bank of Nanjing Co. Ltd. (Class A Stock)	70,000	100,851
Bank of Shanghai Co. Ltd. (Class A Stock)	276,100	300,754
BYD Co. Ltd. (Class H Stock)	6,000	216,712
Chifeng Jilong Gold Mining Co. Ltd. (Class A Stock)	40,000	105,782
China BlueChemical Ltd. (Class H Stock)	1,596,000	414,700
Chlitina Holding Ltd.	32,449	142,313
Goneo Group Co. Ltd. (Class A Stock)	4,710	48,219
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	42,700	261,034
Industrial Bank Co. Ltd. (Class A Stock)	94,400	242,458
JD.com, Inc. (Class A Stock)	15,600	316,356
KE Holdings, Inc., ADR	3,900	85,527
Kuaishou Technology, 144A*	176,900	1,042,473
Meituan (Class B Stock), 144A*	75,200	1,777,004
Midea Group Co. Ltd. (Class A Stock)	27,700	277,446
NetEase, Inc.	17,600	283,163
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	151,000	935,564
Sungrow Power Supply Co. Ltd. (Class A Stock)	22,318	284,220
Tencent Holdings Ltd.	33,000	1,720,690

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 59

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)
Trip.com Group Ltd.*	5,000	$321,773
Wilmar International Ltd.	40,200	97,033
Xiaomi Corp. (Class B Stock), 144A*	318,000	1,090,707
Yutong Bus Co. Ltd. (Class A Stock)	85,000	289,251
Zhongji Innolight Co. Ltd. (Class A Stock)	13,300	262,584

		11,847,726

Denmark 1.6%
Novo Nordisk A/S (Class B Stock)	24,287	2,724,152
Scandinavian Tobacco Group A/S, 144A	15,916	239,829

		2,963,981

Finland 1.4%
Kemira OYJ	13,470	285,965
Konecranes OYJ	3,650	251,979
Nokia OYJ	111,750	528,804
Nordea Bank Abp	105,281	1,232,523
Wartsila OYJ Abp	19,942	381,938

		2,681,209

France 6.8%
Amundi SA, 144A	530	38,427
AXA SA	17,349	651,408
BNP Paribas SA	21,839	1,491,473
Cie de Saint-Gobain SA	15,731	1,426,565
Credit Agricole SA	77,021	1,180,585
Eiffage SA	9,812	913,239
Engie SA	69,501	1,164,942
Ipsen SA	1,732	211,144
Klepierre SA, REIT	39,708	1,269,529
La Francaise des Jeux SAEM, 144A	18,612	795,575
Legrand SA	1,850	208,807
LVMH Moet Hennessy Louis Vuitton SE	496	330,197
Orange SA	100,469	1,103,723
Publicis Groupe SA	12,480	1,326,416
Rubis SCA	1,848	45,280
Safran SA	577	130,613

See Notes to Financial Statements.

60

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)
TotalEnergies SE	7,119	$446,758
Vinci SA	3,036	340,095

		13,074,776

Georgia 0.2%
Bank of Georgia Group PLC	5,808	312,283

Germany 5.1%
adidas AG	5,055	1,210,628
CTS Eventim AG & Co. KGaA	3,717	390,342
Deutsche Bank AG	68,565	1,164,904
Deutsche Telekom AG	58,638	1,772,833
GEA Group AG	1,105	54,428
Heidelberg Materials AG	12,104	1,333,124
Henkel AG & Co. KGaA	770	60,104
Krones AG	806	104,986
Merck KGaA	500	82,663
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,402	1,739,716
Rational AG	168	164,523
Rheinmetall AG	217	111,719
SAP SE	1,819	424,709
Siemens Energy AG*	6,825	280,324
Talanx AG	4,430	341,412
TUI AG*	25,975	216,530
Vonovia SE	5,488	179,928
Zalando SE, 144A*	6,600	199,800

		9,832,673

Hong Kong 0.5%
WH Group Ltd., 144A
	1,223,000	951,881

India 6.7%
ABB India Ltd.	10,207	899,030
Aditya Birla Sun Life Asset Management Co. Ltd.	5,603	52,754
Bajaj Auto Ltd.	940	109,786
Bharat Electronics Ltd.	137,409	463,837
Bharat Petroleum Corp. Ltd.	51,566	190,217
Cipla Ltd.	17,109	314,750
Coal India Ltd.	10,846	58,177

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 61

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)
Cummins India Ltd.	6,305	$261,532
DLF Ltd.	19,150	186,151
Dr. Lal PathLabs Ltd., 144A	2,548	94,127
Dr. Reddy’s Laboratories Ltd.	19,875	300,625
Godfrey Phillips India Ltd.	2,480	195,097
HCL Technologies Ltd.	23,839	498,822
Hindalco Industries Ltd.	147,867	1,199,853
Hindustan Aeronautics Ltd.	19,461	979,315
Infosys Ltd.	47,862	998,624
InterGlobe Aviation Ltd., 144A*	18,718	899,203
Lupin Ltd.	5,025	130,383
Maruti Suzuki India Ltd.	1,482	194,516
Natco Pharma Ltd.	6,875	114,112
National Aluminium Co. Ltd.	47,350	127,205
Oil & Natural Gas Corp. Ltd.	282,253	890,148
Sun Pharmaceutical Industries Ltd.	50,324	1,104,373
Tata Motors Ltd.	17,890	176,951
Trent Ltd.	14,918	1,260,615
Vedanta Ltd.	191,248	1,052,758
Wipro Ltd.	19,380	126,152
Zensar Technologies Ltd.	6,965	58,034

		12,937,147

Indonesia 0.0%
First Pacific Co. Ltd.	86,000	48,360

Ireland 0.6%
AerCap Holdings NV	11,600	1,085,180

Israel 1.0%
Bank Hapoalim BM	3,836	39,968
Bank Leumi Le-Israel BM	10,325	104,897
Check Point Software Technologies Ltd.*	7,700	1,333,717
Nice Ltd.*	839	145,784
Plus500 Ltd.	4,875	147,035
Wix.com Ltd.*	400	66,848

		1,838,249

Italy 2.4%
A2A SpA	42,950	98,177

See Notes to Financial Statements.

62

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)
Banco BPM SpA	8,544	$57,630
BPER Banca SpA	105,452	642,055
Intesa Sanpaolo SpA	413,469	1,769,652
UniCredit SpA	40,445	1,789,255
Unipol Gruppo SpA	17,784	221,019
Webuild SpA	36,950	104,782

		4,682,570

Japan 11.3%
Aeon Mall Co. Ltd.	14,800	195,988
Aisin Corp.	33,600	349,352
Asics Corp.	68,000	1,187,749
Azbil Corp.	12,000	93,312
Bandai Namco Holdings, Inc.	47,100	987,505
Casio Computer Co. Ltd.	37,000	269,695
Chugoku Electric Power Co., Inc. (The)	50,800	369,705
Chugoku Marine Paints Ltd.	6,400	91,416
Cosmo Energy Holdings Co. Ltd.	1,900	93,784
Daiichi Sankyo Co. Ltd.	35,200	1,145,698
Daito Trust Construction Co. Ltd.	600	66,302
Dowa Holdings Co. Ltd.	2,500	84,938
Electric Power Development Co. Ltd.	41,000	685,168
ENEOS Holdings, Inc.	195,100	984,192
Fujikura Ltd.	9,200	338,130
GS Yuasa Corp.	6,900	122,073
Hitachi Ltd.	63,300	1,590,404
Hokkaido Electric Power Co., Inc.	24,600	158,251
Hokuriku Electric Power Co.	13,500	93,628
Idemitsu Kosan Co. Ltd.	152,000	1,036,251
J Front Retailing Co. Ltd.	9,300	98,763
Japan Lifeline Co. Ltd.	15,000	117,835
Japan Post Holdings Co. Ltd.	11,600	107,023
JVCKenwood Corp.	10,400	81,793
Kansai Electric Power Co., Inc. (The)	63,000	1,010,336
Kawasaki Kisen Kaisha Ltd.	67,400	931,066
Konami Group Corp.	1,000	91,660
Kyowa Kirin Co. Ltd.	1,900	31,315
Lasertec Corp.	2,200	298,531
Maruichi Steel Tube Ltd.	4,000	86,201
Maxell Ltd.	8,100	98,881
Mitsubishi Chemical Group Corp.	25,200	135,981

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 63

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsui & Co. Ltd.	44,600	$909,289
Mitsui Mining & Smelting Co. Ltd.	5,800	184,276
Mizuno Corp.	800	42,462
Modec, Inc.	2,800	60,968
Nexon Co. Ltd.	13,500	233,981
NTN Corp.	191,100	314,855
Otsuka Holdings Co. Ltd.	10,900	658,477
Persol Holdings Co. Ltd.	29,600	49,714
Rakuten Group, Inc.*	102,000	608,793
SCREEN Holdings Co. Ltd.	1,400	89,377
Seibu Holdings, Inc.	20,700	462,202
Shikoku Electric Power Co., Inc.	43,200	386,622
Shionogi & Co. Ltd.	57,300	818,402
Sompo Holdings, Inc.	29,700	636,741
Subaru Corp.	54,500	973,328
Suzuken Co. Ltd.	3,200	104,621
Suzuki Motor Corp.	11,400	113,126
Takeda Pharmaceutical Co. Ltd.	3,100	86,494
Tamron Co. Ltd.	1,500	42,212
TDK Corp.	99,000	1,163,774
Tohoku Electric Power Co., Inc.	23,900	234,433
Tomy Co. Ltd.	7,300	192,711
Toyota Motor Corp.	16,065	276,806

		21,676,590

Mexico 0.2%
Banco del Bajio SA, 144A
	170,900	378,962

Netherlands 3.1%
ABN AMRO Bank NV, 144A, CVA	3,402	56,220
ASM International NV	1,656	924,888
ASML Holding NV	1,496	1,007,005
EXOR NV	9,789	1,033,907
ING Groep NV	61,613	1,045,597
Koninklijke Ahold Delhaize NV	34,359	1,133,790
Koninklijke BAM Groep NV	26,475	122,193
Koninklijke KPN NV	180,255	704,738

		6,028,338

See Notes to Financial Statements.

64

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand 0.1%
Xero Ltd.*	2,080	$202,083

Norway 0.4%
Kongsberg Gruppen ASA	8,118	847,448

Poland 0.6%
Alior Bank SA	5,250	114,722
Bank Polska Kasa Opieki SA	10,065	352,136
Powszechna Kasa Oszczednosci Bank Polski SA	46,250	642,609

		1,109,467

Qatar 0.4%
Ooredoo QPSC	228,249	716,352

Russia 0.0%
Inter RAO UES PJSC^	13,660,000	14
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	—

		14

Saudi Arabia 0.1%
Etihad Etisalat Co.	8,294	114,196

Singapore 1.2%
BW LPG Ltd., 144A	37,526	483,980
DBS Group Holdings Ltd.	18,900	548,002
Hafnia Ltd.	72,255	425,292
Sea Ltd., ADR*	500	47,025
Singapore Airlines Ltd.	170,700	832,693

		2,336,992

South Africa 0.3%
Harmony Gold Mining Co. Ltd.	8,850	96,017
Standard Bank Group Ltd.	31,681	436,169

		532,186

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 65

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 4.4%
BNK Financial Group, Inc.	31,386	$214,022
DB Insurance Co. Ltd.	4,909	386,923
Hana Financial Group, Inc.	18,602	802,574
Hyundai Glovis Co. Ltd.	1,248	109,802
Hyundai Mobis Co. Ltd.	5,877	1,056,290
JB Financial Group Co. Ltd.	14,248	184,841
KB Financial Group, Inc.	20,761	1,350,893
Kia Corp.	16,583	1,096,616
KT&G Corp.	1,266	100,564
OCI Holdings Co. Ltd.	1,000	49,547
Orion Corp.	548	39,495
Samsung C&T Corp.	684	57,754
Samsung Electronics Co. Ltd.	11,415	484,692
Samsung Securities Co. Ltd.	7,549	249,112
Shinhan Financial Group Co. Ltd.	26,590	990,483
SK Hynix, Inc.	9,385	1,228,626
SK Telecom Co. Ltd.	1,010	41,450

		8,443,684

Spain 3.0%
ACS Actividades de Construccion y Servicios SA	12,859	616,659
Aena SME SA, 144A	4,727	1,047,598
Banco Bilbao Vizcaya Argentaria SA	100,776	1,003,193
Banco Santander SA	94,501	461,675
CaixaBank SA	91,447	557,256
Iberdrola SA	6,950	103,239
Indra Sistemas SA	9,650	170,125
Industria de Diseno Textil SA	30,932	1,763,578

		5,723,323

Sweden 2.0%
Alfa Laval AB	913	40,418
Atlas Copco AB (Class B Stock)	11,346	164,968
Epiroc AB (Class B Stock)	2,938	50,613
Essity AB (Class B Stock)	42,780	1,208,910
Investor AB (Class B Stock)	47,840	1,354,066
Swedbank AB (Class A Stock)	9,769	198,218
Telefonaktiebolaget LM Ericsson (Class B Stock)	31,520	264,267
Volvo AB (Class B Stock)	21,565	561,700

		3,843,160

See Notes to Financial Statements.

66

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland 3.7%
ABB Ltd.	34,972	$1,943,434
Givaudan SA	119	564,947
Logitech International SA	13,318	1,090,502
Novartis AG	25,782	2,797,509
Schindler Holding AG	170	48,466
UBS Group AG	23,170	708,723

		7,153,581

Taiwan 5.6%
Asustek Computer, Inc.	5,000	88,290
Cathay Financial Holding Co. Ltd.	334,000	705,390
Delta Electronics, Inc.	16,000	197,614
Fubon Financial Holding Co. Ltd.	34,650	96,793
Hon Hai Precision Industry Co. Ltd.	53,000	339,715
Makalot Industrial Co. Ltd.	7,140	76,601
MediaTek, Inc.	24,000	934,277
Quanta Computer, Inc.	154,000	1,398,526
TaiDoc Technology Corp.	37,000	181,241
Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	6,679,571
Wiwynn Corp.	2,000	113,705

		10,811,723

Thailand 0.5%
Bumrungrad Hospital PCL	109,300	882,120

Turkey 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	35,540	198,595
Coca-Cola Icecek A/S	33,286	49,446
MLP Saglik Hizmetleri A/S, 144A*	9,050	91,649
Turk Hava Yollari AO*	103,620	824,140
Ulker Biskuvi Sanayi A/S*	44,050	161,508

		1,325,338

United Arab Emirates 1.4%
Emaar Properties PJSC	551,375	1,303,638
Emirates NBD Bank PJSC	254,782	1,316,909

		2,620,547

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 67

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom 7.1%
3i Group PLC	37,680	$1,545,171
Associated British Foods PLC	21,601	620,850
AstraZeneca PLC	3,469	493,617
Aviva PLC	170,901	1,001,532
Barclays PLC	247,065	757,379
Centrica PLC	434,147	657,203
Games Workshop Group PLC	650	100,476
HSBC Holdings PLC	140,792	1,292,192
Imperial Brands PLC	51,673	1,559,389
Investec PLC	29,783	229,310
Mitie Group PLC	65,772	98,667
NatWest Group PLC	262,803	1,245,226
Next PLC	3,833	484,930
Paragon Banking Group PLC	14,150	124,337
Rolls-Royce Holdings PLC*	244,280	1,685,629
Serco Group PLC	161,726	365,422
Standard Chartered PLC	20,425	236,856
Tesco PLC	249,499	1,101,706
TORM PLC (Class A Stock)	2,210	58,074

		13,657,966

United States 3.6%
GSK PLC	87,086	1,572,649
Holcim AG*	5,941	583,411
JBS SA	63,000	394,288
Nestle SA	8,850	836,260
Roche Holding AG	8,010	2,482,327
Sanofi SA	3,676	388,479
Shell PLC	17,657	589,520

		6,846,934

TOTAL COMMON STOCKS
(cost $154,678,036)		180,912,683

PREFERRED STOCKS 1.9%

Brazil 1.8%
Cia Energetica de Minas Gerais (PRFC)	506,310	994,069

See Notes to Financial Statements.

68

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

PREFERRED STOCKS (Continued)

Brazil (cont’d.)
Itau Unibanco Holding SA (PRFC)	195,000	$1,185,672
Petroleo Brasileiro SA (PRFC)	194,800	1,207,707

		3,387,448

Germany 0.0%
Henkel AG & Co. KGaA (PRFC)	1,175	101,747

South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	6,505	223,774

TOTAL PREFERRED STOCKS
(cost $2,998,840)		3,712,969

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.0%

United States
iShares MSCI EAFE ETF(a)	35,700	2,828,154
iShares MSCI Emerging Markets ETF(a)	20,300	902,335

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $3,716,722)		3,730,489

TOTAL LONG-TERM INVESTMENTS
(cost $161,393,598)		188,356,141

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUNDS 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	1,614,897	1,614,897
PGIM Institutional Money Market Fund (7-day effective yield 5.096%)
(cost $1,278,838; includes $1,272,750 of cash collateral for securities on loan)(b)(wb)	1,279,479	1,278,839

TOTAL AFFILIATED MUTUAL FUNDS
(cost $2,893,735)		2,893,736

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 69

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $149,052)	4.799%	12/19/24	150	$149,090

TOTAL SHORT-TERM INVESTMENTS (cost $3,042,787)				3,042,826

TOTAL INVESTMENTS 99.8% (cost $164,436,385)				191,398,967
Other assets in excess of liabilities(z) 0.2%				437,182

NET ASSETS 100.0%				$191,836,149

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,236,778; cash collateral of $1,272,750 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	Mini MSCI EAFE Index	Dec. 2024	$1,645,140	$(60,822)
16	Mini MSCI Emerging Markets Index	Dec. 2024	901,200	23,797

				$(37,025)

See Notes to Financial Statements.

70

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$149,090

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$7,922,712	$—
Austria	—	1,010,773	—
Belgium	—	71,570	—
Brazil	2,066,603	—	—
Canada	12,259,458	—	—
Chile	74,528	—	—
China	500,227	11,347,499	—
Denmark	—	2,963,981	—
Finland	—	2,681,209	—
France	—	13,074,776	—
Georgia	—	312,283	—
Germany	—	9,832,673	—
Hong Kong	—	951,881	—
India	—	12,937,147	—
Indonesia	—	48,360	—
Ireland	1,085,180	—	—
Israel	1,400,565	437,684	—
Italy	—	4,682,570	—
Japan	—	21,676,590	—
Mexico	378,962	—	—
Netherlands	—	6,028,338	—

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 71

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
New Zealand	$—	$202,083	$—
Norway	—	847,448	—
Poland	—	1,109,467	—
Qatar	—	716,352	—
Russia	—	—	14
Saudi Arabia	—	114,196	—
Singapore	47,025	2,289,967	—
South Africa	—	532,186	—
South Korea	—	8,443,684	—
Spain	—	5,723,323	—
Sweden	—	3,843,160	—
Switzerland	—	7,153,581	—
Taiwan	—	10,811,723	—
Thailand	—	882,120	—
Turkey	141,095	1,184,243	—
United Arab Emirates	—	2,620,547	—
United Kingdom	—	13,657,966	—
United States	394,288	6,452,646	—
Preferred Stocks
Brazil	3,387,448	—	—
Germany	—	101,747	—
South Korea	—	223,774	—
Unaffiliated Exchange-Traded Funds
United States	3,730,489	—	—
Short-Term Investments
Affiliated Mutual Funds	2,893,736	—	—
U.S. Treasury Obligation	—	149,090	—

Total	$28,359,604	$163,039,349	$14

Other Financial Instruments*
Assets
Futures Contracts	$23,797	$—	$—

Liabilities
Futures Contracts	$(60,822)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

72

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Banks	14.4%
Pharmaceuticals	8.1
Semiconductors & Semiconductor Equipment	5.8
Insurance	4.6
Oil, Gas & Consumable Fuels	3.9
Metals & Mining	3.8
Consumer Staples Distribution & Retail	2.4
Technology Hardware, Storage & Peripherals	2.3
Diversified Telecommunication Services	2.3
Electrical Equipment	2.2
Aerospace & Defense	2.2
Specialty Retail	2.2
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.0
Textiles, Apparel & Luxury Goods	2.0
Unaffiliated Exchange-Traded Funds	2.0
Electric Utilities	1.9
Financial Services	1.7
Broadline Retail	1.7
Automobiles	1.6
Software	1.6
Food Products	1.6
IT Services	1.6
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.5
Electronic Equipment, Instruments & Components	1.5
Interactive Media & Services	1.4
Machinery	1.4
Passenger Airlines	1.3
Construction & Engineering	1.1
Tobacco	1.1
Real Estate Management & Development	1.1
Multi-Utilities	1.0
Trading Companies & Distributors	1.0
Construction Materials	1.0
Industrial Conglomerates	0.9

Chemicals	0.8%
Commercial Services & Supplies	0.8
Household Products	0.8
Building Products	0.7
Automobile Components	0.7
Media	0.7
Leisure Products	0.7
Retail REITs	0.7
Health Care Providers & Services	0.6
Industrial REITs	0.6
Communications Equipment	0.6
Transportation Infrastructure	0.5
Entertainment	0.5
Household Durables	0.5
Marine Transportation	0.5
Independent Power & Renewable Electricity Producers	0.4
Ground Transportation	0.2
Beverages	0.2
Health Care Equipment & Supplies	0.2
Residential REITs	0.1
Professional Services	0.1
Wireless Telecommunication Services	0.1
U.S. Treasury Obligation	0.1
Personal Care Products	0.1
Energy Equipment & Services	0.1
Air Freight & Logistics	0.1
Diversified REITs	0.0	*
Gas Utilities	0.0	*

	99.8
Other assets in excess of liabilities	0.2

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 73

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$23,797	*	Due from/to broker-variation margin futures	$60,822	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$671,216

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$289,361

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$4,612,963

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

74

PGIM Quant Solutions International Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,236,778	$(1,236,778)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 75

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $1,236,778:
Unaffiliated investments (cost $161,542,650)	$188,505,231
Affiliated investments (cost $2,893,735)	2,893,736
Foreign currency, at value (cost $727,407)	727,075
Receivable for investments sold	2,779,849
Tax reclaim receivable	869,224
Dividends and interest receivable	422,873
Receivable for Fund shares sold	121,585
Prepaid expenses and other assets	3,709

Total Assets	196,323,282

Liabilities
Payable for investments purchased	2,421,813
Payable to broker for collateral for securities on loan	1,272,750
Foreign capital gains tax liability accrued	350,332
Payable for Fund shares purchased	149,914
Accrued expenses and other liabilities	129,601
Management fee payable	64,659
Affiliated transfer agent fee payable	45,962
Distribution fee payable	37,598
Due to broker—variation margin futures	13,260
Directors’ fees payable	1,244

Total Liabilities	4,487,133

Net Assets	$191,836,149

Net assets were comprised of:
Common stock, at par	$243
Paid-in capital in excess of par	165,136,688
Total distributable earnings (loss)	26,699,218

Net assets, October 31, 2024	$191,836,149

See Notes to Financial Statements.

76

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A
Net asset value and redemption price per share, ($139,515,615 ÷ 17,740,389 shares of common stock issued and outstanding)	$7.86
Maximum sales charge (5.50% of offering price)	0.46

Maximum offering price to public	$8.32

Class C
Net asset value, offering price and redemption price per share, ($1,109,483 ÷ 150,870 shares of common stock issued and outstanding)	$7.35

Class Z
Net asset value, offering price and redemption price per share, ($13,111,110 ÷ 1,646,767 shares of common stock issued and outstanding)	$7.96

Class R6
Net asset value, offering price and redemption price per share, ($38,099,941 ÷ 4,774,060 shares of common stock issued and outstanding)	$7.98

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 77

PGIM Quant Solutions International Equity Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $105,600 foreign withholding tax)	$7,453,914
Other income	376,272
Affiliated dividend income	138,057
Interest income	17,377
Income from securities lending, net (including affiliated income of $4,495)	5,167

Total income	7,990,787

Expenses
Management fee	1,462,413
Distribution fee(a)	428,610
Transfer agent’s fees and expenses (including affiliated expense of $253,911)(a)	480,573
Custodian and accounting fees	124,666
Professional fees	105,849
Registration fees(a)	65,837
Shareholders’ reports	59,962
Audit fee	30,051
Directors’ fees	12,542
Miscellaneous	40,559

Total expenses	2,811,062
Less: Fee waiver and/or expense reimbursement(a)	(344,583)

Net expenses	2,466,479

Net investment income (loss)	5,524,308

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,232)) (net of foreign capital gains taxes $(226,497))	15,799,781
Futures transactions	671,216
Foreign currency transactions	(118,039)

16,352,958

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(67)) (net of change in foreign capital gains taxes $(244,589))	26,770,174
Futures	289,361
Foreign currencies	15,604

27,075,139

Net gain (loss) on investment and foreign currency transactions	43,428,097

Net Increase (Decrease) In Net Assets Resulting From Operations	$48,952,405

See Notes to Financial Statements.

78

PGIM Quant Solutions International Equity Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	417,425	11,185	—	—
Transfer agent’s fees and expenses	448,981	7,143	21,511	2,938
Registration fees	25,279	10,864	13,990	15,704
Fee waiver and/or expense reimbursement	(221,568)	(9,619)	(27,858)	(85,538)

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 79

PGIM Quant Solutions International Equity Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,524,308	$5,540,370
Net realized gain (loss) on investment and foreign currency transactions	16,352,958	2,689,361
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	27,075,139	16,724,044

Net increase (decrease) in net assets resulting from operations	48,952,405	24,953,775

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,000,495)	(4,478,558)
Class C	(29,693)	(30,105)
Class Z	(508,377)	(511,647)
Class R6	(2,045,517)	(1,675,178)

	(7,584,082)	(6,695,488)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,172,730	17,742,828
Net asset value of shares issued in reinvestment of dividends and distributions	7,485,544	6,609,213
Cost of shares purchased	(41,128,779)	(38,363,562)

Net increase (decrease) in net assets from Fund share transactions	(22,470,505)	(14,011,521)

Total increase (decrease)	18,897,818	4,246,766

Net Assets:
Beginning of year	172,938,331	168,691,565

End of year	$191,836,149	$172,938,331

See Notes to Financial Statements.

80

PGIM Quant Solutions International Equity Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.33	$5.76	$8.59	$6.74	$7.19
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.17	0.18	0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60	0.62	(2.14)	1.78	(0.39)
Total from investment operations	1.80	0.79	(1.96)	1.96	(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.22)	(0.24)	(0.11)	(0.17)
Distributions from net realized gains	-	-	(0.63)	-	-
Total dividends and distributions	(0.27)	(0.22)	(0.87)	(0.11)	(0.17)
Net asset value, end of year	$7.86	$6.33	$5.76	$8.59	$6.74
Total Return(b):	29.03%	13.91%	(25.11)%	29.28%	(4.07)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$139,516	$121,357	$119,053	$176,479	$147,445
Average net assets (000)	$139,142	$130,333	$148,834	$176,751	$156,952
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	1.54%	1.49%	1.43%	1.47%
Expenses before waivers and/or expense reimbursement	1.58%	1.71%	1.63%	1.55%	1.64%
Net investment income (loss)	2.68%	2.69%	2.65%	2.12%	1.58%
Portfolio turnover rate(d)	111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 81

PGIM Quant Solutions International Equity Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.93	$5.42	$8.13	$6.38	$6.86
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.07	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.49	0.58	(2.02)	1.71	(0.38)
Total from investment operations	1.59	0.65	(1.93)	1.78	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.14)	(0.15)	(0.03)	(0.12)
Distributions from net realized gains	-	-	(0.63)	-	-
Total dividends and distributions	(0.17)	(0.14)	(0.78)	(0.03)	(0.12)
Net asset value, end of year	$7.35	$5.93	$5.42	$8.13	$6.38
Total Return(b):	27.32%	12.11%	(25.98)%	27.89%	(5.42)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,109	$1,107	$1,319	$2,335	$2,381
Average net assets (000)	$1,118	$1,279	$1,929	$2,444	$2,640
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.69%	3.12%	2.73%	2.61%	2.81%
Expenses before waivers and/or expense reimbursement	3.55%	3.29%	2.87%	2.73%	2.98%
Net investment income (loss)	1.38%	1.13%	1.43%	0.84%	0.24%
Portfolio turnover rate(d)	111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

PGIM Quant Solutions International Equity Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.41	$5.83	$8.68	$6.81	$7.26
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.21	0.22	0.22	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.62	0.62	(2.16)	1.79	(0.37)
Total from investment operations	1.85	0.83	(1.94)	2.01	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.25)	(0.28)	(0.14)	(0.21)
Distributions from net realized gains	-	-	(0.63)	-	-
Total dividends and distributions	(0.30)	(0.25)	(0.91)	(0.14)	(0.21)
Net asset value, end of year	$7.96	$6.41	$5.83	$8.68	$6.81
Total Return(b):	29.60%	14.49%	(24.82)%	29.85%	(3.61)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$13,111	$10,955	$11,635	$16,562	$13,062
Average net assets (000)	$12,718	$12,118	$15,433	$17,429	$12,955
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.04%	1.04%	1.01%	1.09%
Expenses before waivers and/or expense reimbursement	1.22%	1.21%	1.18%	1.13%	1.26%
Net investment income (loss)	3.10%	3.16%	3.20%	2.60%	1.97%
Portfolio turnover rate(d)	111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 83

PGIM Quant Solutions International Equity Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.43	$5.85	$8.70	$6.83	$7.27
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.23	0.24	0.25	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61	0.62	(2.16)	1.78	(0.38)
Total from investment operations	1.86	0.85	(1.92)	2.03	(0.22)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.27)	(0.30)	(0.16)	(0.22)
Distributions from net realized gains	-	-	(0.63)	-	-
Total dividends and distributions	(0.31)	(0.27)	(0.93)	(0.16)	(0.22)
Net asset value, end of year	$7.98	$6.43	$5.85	$8.70	$6.83
Total Return(b):	29.80%	14.97%	(24.60)%	29.96%	(3.26)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,100	$39,520	$36,684	$59,558	$18,837
Average net assets (000)	$42,010	$46,208	$51,067	$37,941	$18,273
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	0.98%	0.97%	0.96%	0.94%	1.05%
Net investment income (loss)	3.29%	3.53%	3.38%	2.92%	2.33%
Portfolio turnover rate(d)	111%	111%	99%	104%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

84

Notes to Financial Statements

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Emerging Markets Equity Opportunities Fund (“Jennison Emerging Markets Equity Opportunities”)	to seek long-term growth of capital
PGIM Jennison Global Infrastructure Fund (“Jennison Global Infrastructure”)	to seek total return
PGIM Jennison Global Opportunities Fund (“Jennison Global Opportunities “)	to seek long-term growth of capital
PGIM Jennison International Opportunities Fund (“Jennison International Opportunities”)	to seek long-term growth of capital
PGIM Quant Solutions International Equity Fund (“Quant Solutions International Equity”)	to seek long-term growth of capital

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’

85

Notes to Financial Statements (continued)

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an

86

evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in

87

Notes to Financial Statements (continued)

unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements,

88

the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below)

89

Notes to Financial Statements (continued)

and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Certain Funds are subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds are included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Jennison Global Infrastructure:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

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Jennison Global Infrastructure:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Jennison Emerging Markets Equity Opportunities	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

Jennison Global Infrastructure	Jennison

Jennison Global Opportunities	Jennison

Jennison International Opportunities	Jennison

Quant Solutions International Equity	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Emerging Markets Equity Opportunities	0.95%of the Fund’s average daily net assets up to and including $5 billion; 0.925%of the Fund’s average daily net assets exceeding $5 billion.	0.95%

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Notes to Financial Statements (continued)

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Global Infrastructure	1.00% of average daily net assets up to $1 billion; 0.98% of average daily net assets from $1 billion to $3 billion; 0.96% of average daily net assets from $3 billion to $5 billion; 0.95% of average daily net assets from $5 billion to $10 billion; 0.94% of average daily net assets over $10 billion	1.00%

Jennison Global Opportunities *	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% from $5 billion to $10 billion of the Fund’s average daily net assets; 0.77% over $10 billion.	0.80

Jennison International Opportunities*	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% from $5 billion to $10 billion of the Fund’s average daily net assets; 0.77% over $10 billion.	0.80

Quant Solutions International Equity	0.75% of average daily net assets up to $2 billion; 0.70% of average daily net assets from $2 billion to $5 billion; 0.69% of average daily net assets over $5 billion	0.75

*

Prior to October 1, 2024, the management fee was 0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or

92

reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation	Class Expense Limitation

Jennison Emerging Markets Equity Opportunities - Class A	—%	1.30%

Jennison Emerging Markets Equity Opportunities - Class C	—	2.05

Jennison Emerging Markets Equity Opportunities - Class Z	—	1.05

Jennison Emerging Markets Equity Opportunities - Class R6	—	0.98

Jennison Global Infrastructure - Class A	—	1.50

Jennison Global Infrastructure - Class C	—	2.25

Jennison Global Infrastructure - Class Z	—	1.17

Jennison Global Infrastructure - Class R6	—	1.17

Jennison Global Opportunities - Class A	0.84	1.08

Jennison Global Opportunities - Class C	0.84	—

Jennison Global Opportunities - Class Z	0.84	—

Jennison Global Opportunities - Class R2	0.84	1.34	**

Jennison Global Opportunities - Class R4	0.84	1.09	**

Jennison Global Opportunities - Class R6	0.84	—

Jennison International Opportunities - Class A	0.84	1.09

Jennison International Opportunities - Class C	0.84	1.90	***

Jennison International Opportunities - Class R	0.84	1.48	***

Jennison International Opportunities - Class Z	0.84	0.90	***

Jennison International Opportunities - Class R2	0.84	1.34	**

Jennison International Opportunities - Class R4	0.84	1.09	**

Jennison International Opportunities - Class R6	0.84	0.84	***

Quant Solutions International Equity - Class A	—	1.45

Quant Solutions International Equity - Class C	—	2.69

Quant Solutions International Equity - Class Z	—	1.00

Quant Solutions International Equity - Class R6	—	0.78

**Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

***Expense waiver/reimbursement limited to 0.06% on an annualized basis.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

93

Notes to Financial Statements (continued)

contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Global Opportunities and Jennison International Opportunities Funds have adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Jennison Emerging Markets Equity Opportunities - Class A	0.30%	0.25%	N/A	%

Jennison Emerging Markets Equity Opportunities - Class C	1.00	1.00	N/A

Jennison Emerging Markets Equity Opportunities - Class Z	N/A	N/A	N/A

Jennison Emerging Markets Equity Opportunities - Class R6	N/A	N/A	N/A

Jennison Global Infrastructure - Class A	0.30	0.25	N/A

Jennison Global Infrastructure - Class C	1.00	1.00	N/A

Jennison Global Infrastructure - Class Z	N/A	N/A	N/A

Jennison Global Infrastructure - Class R6	N/A	N/A	N/A

Jennison Global Opportunities - Class A	0.30	0.25	N/A

Jennison Global Opportunities - Class C	1.00	1.00	N/A

Jennison Global Opportunities - Class Z	N/A	N/A	N/A

Jennison Global Opportunities - Class R2	0.25	0.25	0.10

Jennison Global Opportunities - Class R4	N/A	N/A	0.10

Jennison Global Opportunities - Class R6	N/A	N/A	N/A

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Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Jennison International Opportunities - Class A	0.30%	0.25%	N/A	%

Jennison International Opportunities - Class C	1.00	1.00	N/A

Jennison International Opportunities - Class R	0.75	0.50	N/A

Jennison International Opportunities - Class Z	N/A	N/A	N/A

Jennison International Opportunities - Class R2	0.25	0.25	0.10

Jennison International Opportunities - Class R4	N/A	N/A	0.10

Jennison International Opportunities - Class R6	N/A	N/A	N/A

Quant Solutions International Equity - Class A	0.30	0.30	N/A

Quant Solutions International Equity - Class C	1.00	1.00	N/A

Quant Solutions International Equity - Class Z	N/A	N/A	N/A

Quant Solutions International Equity - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended October 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Emerging Markets Equity Opportunities	$4,337
Jennison Global Infrastructure	404
Jennison Global Opportunities	54,457
Jennison International Opportunities	14,255

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Emerging Markets Equity Opportunities - Class A	$43,439	$—
Jennison Emerging Markets Equity Opportunities - Class C	—	163

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Notes to Financial Statements (continued)

Fund	FESL	CDSC
Jennison Global Infrastructure - Class A	$5,511	$—
Jennison Global Infrastructure - Class C	—	40
Jennison Global Opportunities - Class A	926,504	5,264
Jennison Global Opportunities - Class C	—	14,927
Jennison International Opportunities - Class A	162,020	1,202
Jennison International Opportunities - Class C	—	1,742
Quant Solutions International Equity - Class A	13,886	—
Quant Solutions International Equity - Class C	—	48

PGIM Investments, PIMS, PMFS, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended

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October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Emerging Markets Equity Opportunities	$ 391,798,967	$ 502,988,380
Jennison Global Infrastructure	31,913,269	30,796,512

Jennison Global Opportunities	4,093,668,815	4,607,616,428
Jennison International Opportunities	2,164,177,727	2,298,380,527
Quant Solutions International Equity	210,293,886	233,275,283

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Jennison Emerging Markets Equity Opportunities:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$8,412,248	$321,569,722	$304,043,555	$ —	$ —	$25,938,415	25,938,415	$577,375

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
17,071	118,413,514	117,162,612	(10)	(252)	1,267,711	1,268,346	5,470	(2)
$8,429,319	$439,983,236	$421,206,167	$(10)	$(252)	$27,206,126		$582,845

Jennison Global Infrastructure:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$466,760	$27,970,093	$26,558,770	$—	$—	$1,878,083	1,878,083	$42,604

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
—	1,224,452	1,224,452	—	—	—	—	856	(2)
$466,760	$29,194,545	$27,783,222	$—	$—	$1,878,083		$43,460

Jennison Global Opportunities :

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$ 41,074,802	$2,212,418,548	$2,127,388,479	$ —	$ —	$126,104,871	126,104,871	$5,613,079

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Notes to Financial Statements (continued)

Jennison Global Opportunities (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)		Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
$102,181,588	$ 341,018,426	$ 312,902,511		$(1,477)	$16,570	$130,312,596	130,377,785	$ 49,580	(2)
$143,256,390	$2,553,436,974	$2,440,290,990		$(1,477)	$16,570	$256,417,467		$5,662,659

Jennison International Opportunities:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)

$122,656,274	$1,744,886,621	$1,702,216,208	$ —	$ —	$165,326,687	165,326,687	$5,794,009

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
210,590,701	797,392,711	760,828,065	(20,347)	48,105	247,183,105	247,306,758	174,346	(2)
$333,246,975	$2,542,279,332	$2,463,044,273	$(20,347)	$48,105	$412,509,792		$5,968,355

Quant Solutions International Equity:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)

$3,297,041	$44,854,594	$46,536,738	$ —	$ —	$1,614,897	1,614,897	$138,057

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
685,491	43,581,969	42,987,322	(67)	(1,232)	1,278,839	1,279,479	4,495	(2)
$3,982,532	$88,436,563	$89,524,060	$(67)	$(1,232)	$2,893,736		$142,552

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

98

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended October 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Jennison Emerging Markets Equity Opportunities	$ —	$ —
Jennison Global Infrastructure	—	—
Jennison Global Opportunities (a)	14,903,528	(14,903,528)
Jennison International Opportunities	—	—
Quant Solutions International Equity	—	—

(a)	Net Operating Loss

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Emerging Markets Equity Opportunities	$ —	$ —	$—	$ —
Jennison Global Infrastructure	525,462	8,655	—	534,117
Jennison Global Opportunities	—	—	—	—
Jennison International Opportunities	4,616,830	—	—	4,616,830
Quant Solutions International Equity	7,584,082	—	—	7,584,082

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Emerging Markets Equity Opportunities	$ —	$ —	$—	$ —
Jennison Global Infrastructure	1,012,828	1,093,951	—	2,106,779
Jennison Global Opportunities	—	—	—	—
Jennison International Opportunities	—	—	—	—
Quant Solutions International Equity	6,695,488	—	—	6,695,488

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Emerging Markets Equity Opportunities	$ 79,543	$ —

99

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Global Infrastructure	$ —	$ 1,814,803
Jennison Global Opportunities	—	344,445,792
Jennison International Opportunities	4,313,703	—
Quant Solutions International Equity	6,468,685	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Emerging Markets Equity Opportunities	$ 441,967,402	$ 203,302,783	$ (20,300,148)	$ 183,002,635
Jennison Global Infrastructure	37,600,215	10,373,842	(858,350)	9,515,492
Jennison Global Opportunities	4,445,209,884	2,500,527,237	(94,289,718)	2,406,237,519
Jennison International Opportunities	3,824,014,310	1,704,438,254	(105,254,627)	1,599,183,627
Quant Solutions International Equity	166,398,960	38,006,671	(13,043,689)	24,962,982

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, corporate spin-off adjustments and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Emerging Markets Equity Opportunities	$ 519,686,000	$ 65,097,000
Jennison Global Infrastructure	—	1,234,000
Jennison Global Opportunities	—	557,388,000
Jennison International Opportunities	1,288,144,000	74,233,000
Quant Solutions International Equity	4,346,000	15,342,000

100

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Global Opportunities	$15,649,000	$—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison Emerging Markets Equity Opportunity Fund, Jennison Global Infrastructure Fund and Quant Solutions International Equity Fund offer Class A, Class C, Class Z and Class R6 shares. The Jennison Global Opportunities Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. The Jennison International Opportunities Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Jennison Emerging Markets Equity Opportunities - Class A	25,000,000
Jennison Emerging Markets Equity Opportunities - Class C	65,000,000
Jennison Emerging Markets Equity Opportunities - Class Z	300,000,000
Jennison Emerging Markets Equity Opportunities - Class T	225,000,000
Jennison Emerging Markets Equity Opportunities - Class R6	250,000,000
Jennison Global Infrastructure - Class A	20,000,000

101

Notes to Financial Statements (continued)

Fund	Number of Shares
Jennison Global Infrastructure - Class C	100,000,000
Jennison Global Infrastructure - Class Z	150,000,000
Jennison Global Infrastructure - Class T	115,000,000
Jennison Global Infrastructure - Class R6	125,000,000
Jennison Global Opportunities - Class A	150,000,000
Jennison Global Opportunities - Class C	100,000,000
Jennison Global Opportunities - Class Z	2,000,000,000
Jennison Global Opportunities - Class R2	100,000,000
Jennison Global Opportunities - Class R4	100,000,000
Jennison Global Opportunities - Class R6	1,000,000,000
Jennison International Opportunities - Class A	150,000,000
Jennison International Opportunities - Class C	100,000,000
Jennison International Opportunities - Class R	100,000,000
Jennison International Opportunities - Class Z	2,000,000,000
Jennison International Opportunities - Class R2	100,000,000
Jennison International Opportunities - Class R4	100,000,000
Jennison International Opportunities - Class R6	1,000,000,000
Quant Solutions International Equity - Class A	100,000,000
Quant Solutions International Equity - Class B	5,000,000
Quant Solutions International Equity - Class C	100,000,000
Quant Solutions International Equity - Class Z	180,000,000
Quant Solutions International Equity - Class T	135,000,000
Quant Solutions International Equity - Class R6	180,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Emerging Markets Equity Opportunities–Class Z	84,510	0.5%
Jennison Global Infrastructure–Class R6	603,627	79.9
Jennison Global Opportunities –Class Z	49,964	0.1
Jennison Global Opportunities –Class R2	543	0.1
Jennison Global Opportunities –Class R4	543	4.1
Jennison International Opportunities–Class Z	25,706	0.1
Jennison International Opportunities–Class R2	663	0.1
Jennison International Opportunities–Class R4	663	0.2
Quant Solutions International Equity–Class Z	92,403	5.6
Quant Solutions International Equity–Class R6	2,989,213	62.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

102

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Emerging Markets Equity Opportunities	—	—%
Jennison Global Infrastructure	1	18.8
Jennison Global Opportunities	—	—
Jennison International Opportunities	—	—
Quant Solutions International Equity	1	12.5
Unaffiliated:
Jennison Emerging Markets Equity Opportunities	6	81.8
Jennison Global Infrastructure	3	55.3
Jennison Global Opportunities	7	78.9
Jennison International Opportunities	6	79.9
Quant Solutions International Equity	2	27.4

Transactions in shares of common stock were as follows:

Jennison Emerging Markets Equity Opportunities:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	450,285	$6,913,899

Shares purchased	(609,502)	(9,219,159)

Net increase (decrease) in shares outstanding before conversion	(159,217)	(2,305,260)

Shares issued upon conversion from other share class(es)	20,740	312,670

Shares purchased upon conversion into other share class(es)	(137,639)	(2,168,467)

Net increase (decrease) in shares outstanding	(276,116)	$(4,161,057)

Year ended October 31, 2023:

Shares sold	363,156	$4,692,293

Shares purchased	(645,625)	(8,259,719)

Net increase (decrease) in shares outstanding before conversion	(282,469)	(3,567,426)

Shares issued upon conversion from other share class(es)	40,943	525,720

Shares purchased upon conversion into other share class(es)	(17,846)	(230,995)

Net increase (decrease) in shares outstanding	(259,372)	$(3,272,701)

Class C

Year ended October 31, 2024:

Shares sold	31,092	$423,233

Shares purchased	(72,683)	(1,031,765)

Net increase (decrease) in shares outstanding before conversion	(41,591)	(608,532)

Shares purchased upon conversion into other share class(es)	(22,935)	(328,749)

Net increase (decrease) in shares outstanding	(64,526)	$(937,281)

103

Notes to Financial Statements (continued)

Jennison Emerging Markets Equity Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	60,381	$736,562

Shares purchased	(85,591)	(1,031,457)

Net increase (decrease) in shares outstanding before conversion	(25,210)	(294,895)

Shares purchased upon conversion into other share class(es)	(23,002)	(278,199)

Net increase (decrease) in shares outstanding	(48,212)	$(573,094)

Class Z

Year ended October 31, 2024:

Shares sold	6,748,483	$109,362,353

Shares purchased	(9,161,873)	(142,792,973)

Net increase (decrease) in shares outstanding before conversion	(2,413,390)	(33,430,620)

Shares issued upon conversion from other share class(es)	172,875	2,760,020

Shares purchased upon conversion into other share class(es)	(63,768)	(1,043,467)

Net increase (decrease) in shares outstanding	(2,304,283)	$(31,714,067)

Year ended October 31, 2023:

Shares sold	11,409,752	$150,815,751

Shares purchased	(22,458,380)	(294,535,847)

Net increase (decrease) in shares outstanding before conversion	(11,048,628)	(143,720,096)

Shares issued upon conversion from other share class(es)	67,490	874,907

Shares purchased upon conversion into other share class(es)	(505,193)	(6,826,928)

Net increase (decrease) in shares outstanding	(11,486,331)	$(149,672,117)

Class R6

Year ended October 31, 2024:

Shares sold	3,211,798	$50,030,678

Shares purchased	(7,185,286)	(112,336,504)

Net increase (decrease) in shares outstanding before conversion	(3,973,488)	(62,305,826)

Shares issued upon conversion from other share class(es)	60,567	1,006,686

Shares purchased upon conversion into other share class(es)	(34,752)	(538,693)

Net increase (decrease) in shares outstanding	(3,947,673)	$(61,837,833)

Year ended October 31, 2023:

Shares sold	7,656,472	$100,629,373

Shares purchased	(9,268,913)	(121,399,033)

Net increase (decrease) in shares outstanding before conversion	(1,612,441)	(20,769,660)

Shares issued upon conversion from other share class(es)	486,152	6,589,165

Shares purchased upon conversion into other share class(es)	(50,538)	(653,670)

Net increase (decrease) in shares outstanding	(1,176,827)	$(14,834,165)

104

Jennison Global Infrastructure:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	21,904	$344,282

Shares issued in reinvestment of dividends and distributions	6,961	111,287

Shares purchased	(97,641)	(1,515,448)

Net increase (decrease) in shares outstanding before conversion	(68,776)	(1,059,879)

Shares issued upon conversion from other share class(es)	36,577	546,722

Shares purchased upon conversion into other share class(es)	(10,254)	(156,769)

Net increase (decrease) in shares outstanding	(42,453)	$(669,926)

Year ended October 31, 2023:

Shares sold	87,599	$1,302,546

Shares issued in reinvestment of dividends and distributions	23,206	336,079

Shares purchased	(104,379)	(1,527,468)

Net increase (decrease) in shares outstanding before conversion	6,426	111,157

Shares issued upon conversion from other share class(es)	70,638	1,044,505

Shares purchased upon conversion into other share class(es)	(15,757)	(232,188)

Net increase (decrease) in shares outstanding	61,307	$923,474

Class C

Year ended October 31, 2024:

Shares sold	7,890	$123,483

Shares issued in reinvestment of dividends and distributions	688	10,822

Shares purchased	(22,691)	(336,176)

Net increase (decrease) in shares outstanding before conversion	(14,113)	(201,871)

Shares purchased upon conversion into other share class(es)	(41,123)	(605,369)

Net increase (decrease) in shares outstanding	(55,236)	$(807,240)

Year ended October 31, 2023:

Shares sold	19,219	$270,043

Shares issued in reinvestment of dividends and distributions	6,541	93,436

Shares purchased	(27,469)	(396,189)

Net increase (decrease) in shares outstanding before conversion	(1,709)	(32,710)

Shares purchased upon conversion into other share class(es)	(86,040)	(1,249,192)

Net increase (decrease) in shares outstanding	(87,749)	$(1,281,902)

105

Notes to Financial Statements (continued)

Jennison Global Infrastructure (cont’d.):

Share Class	Shares	Amount

Class Z

Year ended October 31, 2024:

Shares sold	725,278	$11,577,424

Shares issued in reinvestment of dividends and distributions	15,397	246,097

Shares purchased	(471,663)	(7,354,887)

Net increase (decrease) in shares outstanding before conversion	269,012	4,468,634

Shares issued upon conversion from other share class(es)	13,956	215,416

Shares purchased upon conversion into other share class(es)	(120,233)	(2,065,156)

Net increase (decrease) in shares outstanding	162,735	$2,618,894

Year ended October 31, 2023:

Shares sold	568,214	$8,479,836

Shares issued in reinvestment of dividends and distributions	71,146	1,033,560

Shares purchased	(1,411,451)	(20,242,707)

Net increase (decrease) in shares outstanding before conversion	(772,091)	(10,729,311)

Shares issued upon conversion from other share class(es)	29,507	436,875

Net increase (decrease) in shares outstanding	(742,584)	$(10,292,436)

Class R6

Year ended October 31, 2024:

Shares sold	284,924	$4,418,488

Shares issued in reinvestment of dividends and distributions	10,029	160,554

Shares purchased	(391,432)	(5,975,346)

Net increase (decrease) in shares outstanding before conversion	(96,479)	(1,396,304)

Shares issued upon conversion from other share class(es)	120,233	2,065,156

Net increase (decrease) in shares outstanding	23,754	$668,852

Year ended October 31, 2023:

Shares sold	95,586	$1,408,395

Shares issued in reinvestment of dividends and distributions	44,294	642,318

Shares purchased	(1,206,357)	(17,569,488)

Net increase (decrease) in shares outstanding	(1,066,477)	$(15,518,775)

106

Jennison Global Opportunities :

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	2,154,472	$90,394,477

Shares purchased	(2,723,638)	(115,243,189)

Net increase (decrease) in shares outstanding before conversion	(569,166)	(24,848,712)

Shares issued upon conversion from other share class(es)	1,163,940	49,566,364

Shares purchased upon conversion into other share class(es)	(395,404)	(17,204,263)

Net increase (decrease) in shares outstanding	199,370	$7,513,389

Year ended October 31, 2023:

Shares sold	1,380,152	$44,453,275

Shares purchased	(3,160,104)	(98,601,525)

Net increase (decrease) in shares outstanding before conversion	(1,779,952)	(54,148,250)

Shares issued upon conversion from other share class(es)	682,929	21,909,549

Shares purchased upon conversion into other share class(es)	(391,985)	(12,399,520)

Net increase (decrease) in shares outstanding	(1,489,008)	$(44,638,221)

Class C

Year ended October 31, 2024:

Shares sold	736,123	$27,948,533

Shares purchased	(984,612)	(37,647,339)

Net increase (decrease) in shares outstanding before conversion	(248,489)	(9,698,806)

Shares purchased upon conversion into other share class(es)	(938,643)	(35,733,926)

Net increase (decrease) in shares outstanding	(1,187,132)	$(45,432,732)

Year ended October 31, 2023:

Shares sold	748,163	$21,825,781

Shares purchased	(1,472,013)	(41,553,603)

Net increase (decrease) in shares outstanding before conversion	(723,850)	(19,727,822)

Shares issued upon conversion from other share class(es)	1,545	50,414

Shares purchased upon conversion into other share class(es)	(554,777)	(16,007,168)

Net increase (decrease) in shares outstanding	(1,277,082)	$(35,684,576)

Class Z

Year ended October 31, 2024:

Shares sold	17,136,074	$746,363,657

Shares purchased	(15,560,987)	(681,094,257)

Net increase (decrease) in shares outstanding before conversion	1,575,087	65,269,400

Shares issued upon conversion from other share class(es)	519,149	22,963,081

Shares purchased upon conversion into other share class(es)	(1,748,191)	(81,154,583)

Net increase (decrease) in shares outstanding	346,045	$7,077,898

107

Notes to Financial Statements (continued)

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	16,570,207	$547,854,907

Shares purchased	(23,650,774)	(740,039,391)

Net increase (decrease) in shares outstanding before conversion	(7,080,567)	(192,184,484)

Shares issued upon conversion from other share class(es)	640,282	20,925,786

Shares purchased upon conversion into other share class(es)	(701,564)	(23,635,892)

Net increase (decrease) in shares outstanding	(7,141,849)	$(194,894,590)

Class R2

Year ended October 31, 2024:

Shares sold	29,075	$1,263,230

Shares purchased	(48,036)	(2,013,166)

Net increase (decrease) in shares outstanding	(18,961)	$(749,936)

Year ended October 31, 2023:

Shares sold	30,797	$1,014,673

Shares purchased	(55,916)	(1,775,908)

Net increase (decrease) in shares outstanding	(25,119)	$(761,235)

Class R4

Year ended October 31, 2024:

Shares sold	1,752	$78,584

Shares purchased	(484)	(23,137)

Net increase (decrease) in shares outstanding	1,268	$55,447

Year ended October 31, 2023:

Shares sold	1,829	$58,704

Shares purchased	(950)	(31,293)

Net increase (decrease) in shares outstanding	879	$27,411

Class R6

Year ended October 31, 2024:

Shares sold	9,885,925	$440,309,472

Shares purchased	(18,225,373)	(804,789,088)

Net increase (decrease) in shares outstanding before conversion	(8,339,448)	(364,479,616)

Shares issued upon conversion from other share class(es)	1,355,768	64,512,150

Shares purchased upon conversion into other share class(es)	(66,181)	(2,948,823)

Net increase (decrease) in shares outstanding	(7,049,861)	$(302,916,289)

108

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	17,303,063	$586,763,013

Shares purchased	(18,174,338)	(595,590,554)

Net increase (decrease) in shares outstanding before conversion	(871,275)	(8,827,541)

Shares issued upon conversion from other share class(es)	419,859	14,394,339

Shares purchased upon conversion into other share class(es)	(155,629)	(5,237,508)

Net increase (decrease) in shares outstanding	(607,045)	$329,290

Jennison International Opportunities:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	1,328,695	$39,147,874

Shares purchased	(1,216,391)	(35,853,128)

Net increase (decrease) in shares outstanding before conversion	112,304	3,294,746

Shares issued upon conversion from other share class(es)	280,468	8,296,188

Shares purchased upon conversion into other share class(es)	(449,941)	(13,656,985)

Net increase (decrease) in shares outstanding	(57,169)	$(2,066,051)

Year ended October 31, 2023:

Shares sold	928,798	$23,616,317

Shares purchased	(1,447,891)	(36,155,179)

Net increase (decrease) in shares outstanding before conversion	(519,093)	(12,538,862)

Shares issued upon conversion from other share class(es)	287,546	7,259,438

Shares purchased upon conversion into other share class(es)	(269,268)	(6,876,548)

Net increase (decrease) in shares outstanding	(500,815)	$(12,155,972)

Class C

Year ended October 31, 2024:

Shares sold	109,487	$2,937,905

Shares purchased	(204,195)	(5,447,001)

Net increase (decrease) in shares outstanding before conversion	(94,708)	(2,509,096)

Shares purchased upon conversion into other share class(es)	(68,294)	(1,799,492)

Net increase (decrease) in shares outstanding	(163,002)	$(4,308,588)

Year ended October 31, 2023:

Shares sold	187,589	$4,440,068

Shares purchased	(243,289)	(5,598,141)

Net increase (decrease) in shares outstanding before conversion	(55,700)	(1,158,073)

Shares purchased upon conversion into other share class(es)	(46,809)	(1,093,354)

Net increase (decrease) in shares outstanding	(102,509)	$(2,251,427)

109

Notes to Financial Statements (continued)

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Class R

Year ended October 31, 2024:

Shares sold	85,528	$2,546,799

Shares purchased	(1,873,050)	(54,620,518)

Net increase (decrease) in shares outstanding	(1,787,522)	$(52,073,719)

Year ended October 31, 2023:

Shares sold	770,737	$18,505,836

Shares purchased	(2,085,417)	(51,603,399)

Net increase (decrease) in shares outstanding	(1,314,680)	$(33,097,563)

Class Z

Year ended October 31, 2024:

Shares sold	26,480,357	$798,325,813

Shares issued in reinvestment of dividends and distributions	85,081	2,377,160

Shares purchased	(27,432,735)	(818,893,411)

Net increase (decrease) in shares outstanding before conversion	(867,297)	(18,190,438)

Shares issued upon conversion from other share class(es)	694,317	21,574,995

Shares purchased upon conversion into other share class(es)	(1,462,434)	(46,219,722)

Net increase (decrease) in shares outstanding	(1,635,414)	$(42,835,165)

Year ended October 31, 2023:

Shares sold	47,423,534	$1,228,116,493

Shares purchased	(38,873,083)	(985,909,752)

Net increase (decrease) in shares outstanding before conversion	8,550,451	242,206,741

Shares issued upon conversion from other share class(es)	366,669	9,499,673

Shares purchased upon conversion into other share class(es)	(481,122)	(12,457,578)

Net increase (decrease) in shares outstanding	8,435,998	$239,248,836

Class R2

Year ended October 31, 2024:

Shares sold	130,139	$3,827,247

Shares purchased	(158,218)	(4,812,767)

Net increase (decrease) in shares outstanding	(28,079)	$(985,520)

Year ended October 31, 2023:

Shares sold	120,287	$3,018,622

Shares purchased	(111,283)	(2,820,567)

Net increase (decrease) in shares outstanding	9,004	$198,055

110

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Class R4

Year ended October 31, 2024:

Shares sold	245,484	$7,562,424

Shares purchased	(255,757)	(7,733,787)

Net increase (decrease) in shares outstanding	(10,273)	$(171,363)

Year ended October 31, 2023:

Shares sold	101,724	$2,654,605

Shares purchased	(85,547)	(2,110,945)

Net increase (decrease) in shares outstanding	16,177	$543,660

Class R6

Year ended October 31, 2024:

Shares sold	14,694,149	$446,335,168

Shares issued in reinvestment of dividends and distributions	78,328	2,194,755

Shares purchased	(16,163,380)	(489,563,780)

Net increase (decrease) in shares outstanding before conversion	(1,390,903)	(41,033,857)

Shares issued upon conversion from other share class(es)	1,280,718	40,859,112

Shares purchased upon conversion into other share class(es)	(288,557)	(9,054,096)

Net increase (decrease) in shares outstanding	(398,742)	$(9,228,841)

Year ended October 31, 2023:

Shares sold	17,208,208	$449,927,388

Shares purchased	(18,426,569)	(474,383,609)

Net increase (decrease) in shares outstanding before conversion	(1,218,361)	(24,456,221)

Shares issued upon conversion from other share class(es)	228,434	5,979,034

Shares purchased upon conversion into other share class(es)	(90,206)	(2,310,665)

Net increase (decrease) in shares outstanding	(1,080,133)	$(20,787,852)

Quant Solutions International Equity:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	155,805	$1,154,222

Shares issued in reinvestment of dividends and distributions	724,772	4,913,951

Shares purchased	(2,197,115)	(16,338,800)

Net increase (decrease) in shares outstanding before conversion	(1,316,538)	(10,270,627)

Shares issued upon conversion from other share class(es)	27,672	196,631

Shares purchased upon conversion into other share class(es)	(133,284)	(991,356)

Net increase (decrease) in shares outstanding	(1,422,150)	$(11,065,352)

111

Notes to Financial Statements (continued)

Quant Solutions International Equity (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	186,486	$1,209,888

Shares issued in reinvestment of dividends and distributions	725,523	4,403,922

Shares purchased	(2,382,623)	(15,398,749)

Net increase (decrease) in shares outstanding before conversion	(1,470,614)	(9,784,939)

Shares issued upon conversion from other share class(es)	23,446	154,741

Shares purchased upon conversion into other share class(es)	(52,571)	(345,682)

Net increase (decrease) in shares outstanding	(1,499,739)	$(9,975,880)

Class C

Year ended October 31, 2024:

Shares sold	10,216	$71,872

Shares issued in reinvestment of dividends and distributions	4,632	29,693

Shares purchased	(21,216)	(142,746)

Net increase (decrease) in shares outstanding before conversion	(6,368)	(41,181)

Shares purchased upon conversion into other share class(es)	(29,465)	(196,631)

Net increase (decrease) in shares outstanding	(35,833)	$(237,812)

Year ended October 31, 2023:

Shares sold	13,168	$80,989

Shares issued in reinvestment of dividends and distributions	5,223	30,087

Shares purchased	(50,815)	(309,324)

Net increase (decrease) in shares outstanding before conversion	(32,424)	(198,248)

Shares purchased upon conversion into other share class(es)	(24,475)	(151,868)

Net increase (decrease) in shares outstanding	(56,899)	$(350,116)

Class Z

Year ended October 31, 2024:

Shares sold	94,501	$704,240

Shares issued in reinvestment of dividends and distributions	72,571	496,383

Shares purchased	(335,304)	(2,472,767)

Net increase (decrease) in shares outstanding before conversion	(168,232)	(1,272,144)

Shares issued upon conversion from other share class(es)	112,729	847,195

Shares purchased upon conversion into other share class(es)	(6,122)	(45,611)

Net increase (decrease) in shares outstanding	(61,625)	$(470,560)

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Quant Solutions International Equity (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	238,881	$1,527,659

Shares issued in reinvestment of dividends and distributions	81,704	500,026

Shares purchased	(638,583)	(4,184,774)

Net increase (decrease) in shares outstanding before conversion	(317,998)	(2,157,089)

Shares issued upon conversion from other share class(es)	49,058	325,780

Shares purchased upon conversion into other share class(es)	(17,944)	(118,254)

Net increase (decrease) in shares outstanding	(286,884)	$(1,949,563)

Class R6

Year ended October 31, 2024:

Shares sold	1,247,045	$9,242,396

Shares issued in reinvestment of dividends and distributions	299,052	2,045,517

Shares purchased	(2,946,939)	(22,174,466)

Net increase (decrease) in shares outstanding before conversion	(1,400,842)	(10,886,553)

Shares issued upon conversion from other share class(es)	25,247	189,772

Net increase (decrease) in shares outstanding	(1,375,595)	$(10,696,781)

Year ended October 31, 2023:

Shares sold	2,359,691	$14,924,292

Shares issued in reinvestment of dividends and distributions	273,722	1,675,178

Shares purchased	(2,779,963)	(18,470,715)

Net increase (decrease) in shares outstanding before conversion	(146,550)	(1,871,245)

Shares issued upon conversion from other share class(es)	20,458	135,283

Net increase (decrease) in shares outstanding	(126,092)	$(1,735,962)

8.  Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

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Notes to Financial Statements (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended October 31, 2024. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2024
Jennison Emerging Markets Equity Opportunities	$ 336,600	6.42%	5	$ 433,000	$—
Jennison Global Infrastructure	591,636	6.42	11	1,578,000	—
Jennison Global Opportunities	2,349,000	6.41	1	2,349,000	—
Quant Solutions International Equity	1,842,900	6.41	10	4,735,000	—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Emerging Markets Equity Opportunities	Jennison Global Infrastructure	Jennison Global Opportunities	Jennison International Opportunities	Quant Solutions International Equity
Active Trading	–	–	–	–	X
Blend Style	–	X	–	–	–
Core Style	–	–	–	–	X
Country	X	–	X	X	–
Currency	X	–	X	X	X
Distribution	–	X	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	X	X	X	X	X

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Risks	Jennison Emerging Markets Equity Opportunities	Jennison Global Infrastructure	Jennison Global Opportunities	Jennison International Opportunities	Quant Solutions International Equity
Equity and Equity-Related Securities	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Geographic Concentration	X	–	X	X	X
Growth Style	–	–	X	X	–
Increase in Expenses	X	X	X	X	X
Infrastructure Companies	–	X	–	–	–
Investments in China	X	–	–	–	–
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	–	X	X	X	X
Management	X	X	X	X	X
Market Capitalization	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Master Limited Partnerships	–	X	–	–	–
Real Estate Investment Trust	–	X	–	–	–
Sector Exposure	X	–	X	X	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund

115

Notes to Financial Statements (continued)

to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required

116

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or

117

Notes to Financial Statements (continued)

restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

◾ regulation by various government authorities, including regulation of rates charged to customers;

118

◾ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

◾ the imposition of special tariffs and changes in tax laws and accounting standards; and

◾ general changes in market sentiment towards the assets of infrastructure companies.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

119

Notes to Financial Statements (continued)

could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

120

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest ratevolatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a

121

Notes to Financial Statements (continued)

portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential World Fund, Inc. and Shareholders of PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM Quant Solutions International Equity Fund (five of the funds constituting Prudential World Fund, Inc., hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

123

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Emerging Markets Equity Opportunities Fund

The Fund’s Board of Trustees

The Board of Directors (the “Board”) of PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Jennison Emerging Markets Equity Opportunities Fund is a series of Prudential World Fund, Inc.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s

Visit our website at pgim.com/investments

portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on September 16, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgim.com/investments

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	N/A

Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods, and underperformed over the three- year period.
●

The Board considered that the Fund’s underperformance was primarily attributable to the calendar year ended 2022 with the Fund ranking in the fourth quartile of its peers and that for the calendar year ended 2023 the Fund’s performance improved to the first quartile of its peers.

●	The Board also noted that the Fund outperformed its benchmark index and peer group median in six out of the nine calendar years since its inception.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.30% for Class A shares, 2.05% for Class C shares, 0.98% for Class R6 shares, and 1.05% for Class Z shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Approval of Advisory Agreements

PGIM Jennison Global Infrastructure Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Global Infrastructure Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Jennison Global Infrastructure Fund is a series of Prudential World Fund, Inc.

Visit our website at pgim.com/investments

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison,

PGIM Jennison Global Infrastructure Fund

Approval of Advisory Agreements (continued)

and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining

Visit our website at pgim.com/investments

existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

PGIM Jennison Global Infrastructure Fund

Approval of Advisory Agreements (continued)

circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile

Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, five-, and ten- year periods, and underperformed over the three-year period.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.50% for Class A shares, 2.25% for Class C shares, 1.17% for Class R6 shares, and 1.17% for Class Z shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Jennison Global Opportunities Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Global Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Jennison Global Opportunities Fund is a series of Prudential World Fund, Inc.

PGIM Jennison Global Opportunities Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular or special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s

Visit our website at pgim.com/investments

portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Global Opportunities Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgim.com/investments

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, five-, and ten-year periods and underperformed over the three-year period.
●

The Board considered that the Fund’s underperformance was primarily attributable to the calendar years ended 2021 and 2022 with the Fund ranking in the fourth quartile of its peers and that for the calendar year ended 2023 the Fund’s performance improved to the first quartile of its peers.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) limits total annual operating expenses at 0.84% for each class of the Fund’s shares, and limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause net annual Fund operating expenses to exceed 1.34% for Class R2 shares or 1.09% for Class R4 shares through February 28, 2025.

●

The Board and PGIM Investments has also agreed to retain the existing contractual expense cap with respect to Class A shares, which (exclusive of certain fees and expenses) limits total annual fund operating expenses to 1.08% for Class A shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Global Opportunities Fund

Approval of Advisory Agreements

PGIM Jennison International Opportunities Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison International Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.
Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM Jennison International Opportunities Fund is a series of Prudential World Fund, Inc.

Visit our website at pgim.com/investments

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular or special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison,

PGIM Jennison International Opportunities Fund

Approval of Advisory Agreements (continued)

and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds, and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the

Visit our website at pgim.com/investments

Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in

PGIM Jennison International Opportunities Fund

Approval of Advisory Agreements (continued)

various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-, five- and ten-year periods, and underperformed over the three- year period.
●

The Board considered that the Fund’s underperformance was primarily attributable to the calendar year ended 2022 with the Fund ranking in the fourth quartile of its peers and that for the calendar year ended 2023 the Fund’s performance improved to the first quartile of its peers.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps net annual operating expenses at 0.84% for each class of the Fund’s shares, and that limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable, to the extent that such fees cause the net annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares through February 28, 2025.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap with respect to Class A shares, pursuant to which PGIM Investments agrees to limit total annual operating expenses for Class A shares to 1.09% through February 28, 2025.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense waiver, pursuant to which (exclusive of certain fees and expenses) PGIM Investments waives and/or reimburses up to 0.06% of certain other expenses, through February 28, 2025, to the extent that total annual operating expenses exceed 1.90% for Class C shares, 1.48% for Class R shares, 0.90% for Class Z shares, and 0.84% for Class R6 shares.

Visit our website at pgim.com/investments

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison International Opportunities Fund

Approval of Advisory Agreements

PGIM Quant Solutions International Equity Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Quant Solutions International Equity Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Quant Solutions International Equity Fund is a series of Prudential World Fund, Inc.

Visit our website at pgim.com/investments

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular or special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM

PGIM Quant Solutions International Equity Fund

Approval of Advisory Agreements (continued)

Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception,

Visit our website at pgim.com/investments

additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively

PGIM Quant Solutions International Equity Fund

Approval of Advisory Agreements (continued)

determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	4th Quartile

Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods, and underperformed its benchmark index over the remaining periods.
●

The Board and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.45% of average daily net assets for Class A shares, 2.69% of average daily net assets for Class C shares, 1.00% of average daily net assets for Class Z shares, and 0.78% of average daily net assets for Class R6 shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

PRUDENTIAL WORLD FUND, INC.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Emerging Markets Debt Hard Currency	3
PGIM Emerging Markets Debt Local Currency	58
Notes to Financial Statements	97

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

1

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

COP—Certificates of Participation

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MIBOR—Mumbai Interbank Offered Rate

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

TIPS—Treasury Inflation-Protected Securities

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

2

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.9%

CONVERTIBLE BOND 0.0%

China

Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A
(cost $3,257)	1.000%	09/30/32		22	$2,196

CORPORATE BONDS 22.9%

Azerbaijan 0.4%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875	03/24/26		400	407,876

State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30		400	416,600

					824,476

Bahrain 0.3%

Bapco Energies BSC Closed,
Sr. Unsec’d. Notes	8.375	11/07/28		500	535,760

Brazil 0.5%

Banco do Brasil SA,
Sr. Unsec’d. Notes(a)	4.875	01/11/29		200	194,438
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	206,800
Gtd. Notes, 144A	8.500	01/12/31		240	248,160
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes	4.875	01/22/30		200	183,000
Nexa Resources SA,
Gtd. Notes(a)	6.500	01/18/28		210	214,200
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	123,068

					1,169,666

Chile 1.2%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		198	148,973
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		200	198,690
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	179,500

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 3

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chile (cont’d.)

Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes	4.250%	07/17/42	360	$286,200
Sr. Unsec’d. Notes	4.875	11/04/44	600	511,875
Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	170,625
Sr. Unsec’d. Notes, 144A	5.125	02/02/33	200	192,813
Sr. Unsec’d. Notes, 144A	6.440	01/26/36	440	457,600
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	174,000
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	203,500

				2,523,776

China 0.3%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25(d)	200	18,250
ENN Clean Energy International Investment Ltd.,
Gtd. Notes, 144A	3.375	05/12/26	200	194,067
Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	501,016
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 4.000%	6.000	09/30/26	19	3,218
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 4.250%	6.250	09/30/27	19	3,051
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 4.500%	6.500	09/30/27	37	5,718
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 5.000%	7.000	09/30/29	57	7,950
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 5.250%	7.250	09/30/30	27	3,593

				736,863

Colombia 0.8%

Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	172,400
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	62,624
Sr. Unsec’d. Notes	6.875	04/29/30	233	226,872
Sr. Unsec’d. Notes	7.750	02/01/32	275	268,235

See Notes to Financial Statements.

4

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Colombia (cont’d.)

Ecopetrol SA, (cont’d.)
Sr. Unsec’d. Notes	8.625%	01/19/29	360	$380,556
Sr. Unsec’d. Notes	8.875	01/13/33	476	486,567
Grupo Aval Ltd.,
Gtd. Notes, 144A	4.375	02/04/30	200	174,876

				1,772,130

Costa Rica 0.1%

Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	205,812

Guatemala 0.2%

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes	5.250	04/27/29	167	160,320
CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32	200	181,250

				341,570

Hungary 0.5%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	6.500	06/29/28	215	220,913
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31	650	666,659
Sr. Unsec’d. Notes	7.500	06/09/28	208	219,310

				1,106,882

India 1.3%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A	5.000	08/02/41	200	168,250
CA Magnum Holdings,
Sr. Sec’d. Notes, 144A	5.375	10/31/26	400	392,500
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27	400	383,125
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes	5.250	04/28/27	400	394,500

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 5

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India (cont’d.)

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	100	$106,160
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		400	398,996
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		310	300,496
Reliance Industries Ltd.,
Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	181,250
Summit Digitel Infrastructure Ltd.,
Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	371,381

					2,696,658

Indonesia 2.1%

Cikarang Listrindo Tbk PT,
Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	198,000
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	197,000
Indofood CBP Sukses Makmur Tbk PT,
Sr. Unsec’d. Notes	3.541	04/27/32		200	177,812
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		920	919,333
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	199,320
Pertamina Geothermal Energy PT,
Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	199,813
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	201,648
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49		200	170,876
Sr. Unsec’d. Notes, EMTN(a)	3.100	08/27/30		300	271,404
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	189,625
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	170,876
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	216,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	368,611
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	215,701

See Notes to Financial Statements.

6

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Indonesia (cont’d.)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	5.450%	05/21/28	400	$405,375
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48	400	401,500

				4,503,644

Israel 0.2%

Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A	5.125	07/27/27	203	202,112
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	5.875	03/30/31	290	246,761

				448,873

Jamaica 0.1%

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $92,269; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	99	100,019
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500% (original cost $43,969; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	67	62,054

				162,073

Kazakhstan 0.8%

Development Bank of Kazakhstan JSC,
Sr. Unsec’d. Notes, 144A	5.250	10/23/29	200	199,500
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	168,000
Sr. Unsec’d. Notes	5.750	04/19/47	200	175,920
Sr. Unsec’d. Notes	6.375	10/24/48	400	379,124
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	800	788,504

				1,711,048

Kuwait 0.1%
MEGlobal BV,
Gtd. Notes, EMTN	2.625	04/28/28	300	272,250

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 7

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Macau 0.4%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750%	02/01/27	330	$318,542
Sr. Unsec’d. Notes, 144A	7.125	06/26/31	200	202,500
Sands China Ltd.,
Sr. Unsec’d. Notes	5.400	08/08/28	250	248,863

				769,905

Malaysia 1.0%

GENM Capital Labuan Ltd.,
Gtd. Notes	3.882	04/19/31	400	357,125
Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	244,062
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	354,072
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	181,614
Gtd. Notes, EMTN	2.480	01/28/32	400	338,800
Gtd. Notes, EMTN	4.550	04/21/50	500	442,590
Gtd. Notes, EMTN	4.800	04/21/60	200	181,614

				2,099,877

Mexico 4.8%

Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A	7.450	11/15/29	310	244,900
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	672,725
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes	6.375	03/30/38	538	530,307
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	190,254
Sr. Sec’d. Notes	5.500	07/31/47	2,010	1,672,702
Sr. Sec’d. Notes, 144A	5.500	10/31/46	400	332,752
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	332,876
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28	879	818,077
Gtd. Notes	5.950	01/28/31	370	318,200
Gtd. Notes	6.350	02/12/48	253	172,799
Gtd. Notes	6.490	01/23/27	355	349,991
Gtd. Notes	6.500	03/13/27	466	456,163

See Notes to Financial Statements.

8

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Petroleos Mexicanos, (cont’d.)
Gtd. Notes	6.500%	06/02/41		610	$451,613
Gtd. Notes	6.700	02/16/32		1,061	941,309
Gtd. Notes	6.840	01/23/30		443	407,671
Gtd. Notes	6.950	01/28/60		45	32,062
Gtd. Notes	7.690	01/23/50		661	513,531
Gtd. Notes	10.000	02/07/33		109	115,039
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	200,690
Gtd. Notes, MTN	6.750	09/21/47		805	574,327
Gtd. Notes, MTN	6.875	08/04/26		380	379,050
Gtd. Notes, MTN(a)	8.750	06/02/29		150	151,547
Tierra Mojada Luxembourg II Sarl,
Sr. Sec’d. Notes, 144A(a)	5.750	12/01/40		381	343,086

					10,201,671

Morocco 0.2%

OCP SA,
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		430	448,544

Panama 0.4%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	155,126
Sr. Sec’d. Notes, 144A	5.125	08/11/61		400	302,000
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes	4.375	05/31/30		386	341,077

					798,203

Peru 0.7%

Banco Internacional del Peru SAA Interbank,
Sr. Unsec’d. Notes	3.250	10/04/26		350	337,750
Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes	2.400	09/28/27		200	184,000
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A	4.625	04/12/27		150	147,975
InRetail Consumer,
Sr. Sec’d. Notes	3.250	03/22/28		300	277,875

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 9

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Peru (cont’d.)

Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750%	06/19/32	225	$171,562
Sr. Unsec’d. Notes	5.625	06/19/47	700	455,000

				1,574,162

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000	07/23/35	200	160,150

Poland 0.7%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54	530	539,381
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	397,384
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33	500	496,730

				1,433,495

Qatar 0.5%

QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	140,500
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	939,300

				1,079,800

Saudi Arabia 0.8%

EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36	740	639,767
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A	6.129	02/23/38	440	449,900
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	222,347
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	176,062
TMS Issuer Sarl,
Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	204,100

				1,692,176

See Notes to Financial Statements.

10

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa 1.6%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350%	08/10/28		1,240	$1,238,450
Sr. Unsec’d. Notes	7.125	02/11/25		450	449,298
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		460	479,982
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A	6.500	10/13/26		200	201,652
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28		300	291,656
Gtd. Notes, 144A	8.750	05/03/29		200	206,312
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28		200	203,688
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		420	427,744

					3,498,782

Trinidad & Tobago 0.1%

Heritage Petroleum Co. Ltd.,
Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	209,200

Turkey 0.1%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	198,563

Ukraine 0.1%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	359	300,600
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes	9.625	03/20/25		10	9,484

					310,084

United Arab Emirates 2.0%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	4.600	11/02/47		400	360,250
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	162,436
Adnoc Murban Rsc Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	09/11/54		352	327,360
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	286,406

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 11

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Arab Emirates (cont’d.)

DP World Ltd.,
Sr. Unsec’d. Notes, EMTN	6.850%	07/02/37	1,720	$1,896,300
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A	2.940	09/30/40	900	724,291
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53	200	188,625
Gtd. Notes, EMTN	3.700	11/07/49	240	181,275
Gtd. Notes, GMTN	3.950	05/21/50	200	155,000

				4,281,943

Venezuela 0.4%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)	205	19,475
Gtd. Notes	6.000	05/16/24(d)	1,280	124,160
Gtd. Notes	6.000	11/15/26(d)	2,010	195,975
Gtd. Notes	9.750	05/17/35(d)	350	39,375
Sr. Sec’d. Notes	8.500	10/27/20(d)	645	578,887

				957,872

Vietnam 0.1%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29	211	204,892

TOTAL CORPORATE BONDS (cost $50,660,851)				48,930,800

SOVEREIGN BONDS 72.6%

Angola 1.7%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,400	1,333,024
Sr. Unsec’d. Notes	8.750	04/14/32	700	632,737
Sr. Unsec’d. Notes	9.375	05/08/48	600	511,314
Sr. Unsec’d. Notes	9.500	11/12/25	305	309,374
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	1,000	914,375

				3,700,824

See Notes to Financial Statements.

12

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Argentina 2.4%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000%	12/15/35(d)		10,598	$318,152
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	10,750	1,006,093
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,902	1,275,041
Sr. Unsec’d. Notes	1.000	07/09/29		344	246,031
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		697	357,307
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		1,772	978,947
Sr. Unsec’d. Notes	4.125(cc)	07/09/46		335	191,787
Sr. Unsec’d. Notes	5.000	01/09/38		1,217	725,862

					5,099,220

Bahrain 1.6%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	170,000
Sr. Unsec’d. Notes	6.750	09/20/29		600	613,500
Sr. Unsec’d. Notes	7.000	10/12/28		750	779,531
Sr. Unsec’d. Notes	7.375	05/14/30		870	916,928
Sr. Unsec’d. Notes	7.500	09/20/47		400	397,124
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	340,275
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51		200	170,250

					3,387,608

Brazil 3.2%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		114	113,893
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30		955	868,324
Sr. Unsec’d. Notes	5.000	01/27/45		1,431	1,134,440
Sr. Unsec’d. Notes	5.625	01/07/41		845	763,626
Sr. Unsec’d. Notes	6.000	10/20/33		1,085	1,075,235
Sr. Unsec’d. Notes	6.125	01/22/32		600	603,600
Sr. Unsec’d. Notes	6.250	03/18/31		210	213,719
Sr. Unsec’d. Notes	7.125	01/20/37		385	413,228
Sr. Unsec’d. Notes	7.125	05/13/54		825	823,474
Sr. Unsec’d. Notes	8.250	01/20/34		763	879,739

					6,889,278

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 13

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Chile 0.4%

Chile Government International Bond,
Sr. Unsec’d. Notes	2.550%	07/27/33	370	$305,620
Sr. Unsec’d. Notes	3.100	01/22/61	200	124,400
Sr. Unsec’d. Notes	4.000	01/31/52	235	183,815
Sr. Unsec’d. Notes	4.340	03/07/42	280	243,320

				857,155

Colombia 3.1%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,262,217
Sr. Unsec’d. Notes	3.875	04/25/27	400	382,600
Sr. Unsec’d. Notes	4.500	03/15/29	990	918,225
Sr. Unsec’d. Notes	5.000	06/15/45	400	274,000
Sr. Unsec’d. Notes	5.200	05/15/49	502	343,117
Sr. Unsec’d. Notes	5.625	02/26/44	510	383,265
Sr. Unsec’d. Notes	6.125	01/18/41	730	599,330
Sr. Unsec’d. Notes	7.500	02/02/34	840	831,600
Sr. Unsec’d. Notes	8.000	04/20/33	910	934,115
Sr. Unsec’d. Notes	8.750	11/14/53	500	508,250
Sr. Unsec’d. Notes	10.375	01/28/33	200	239,566

				6,676,285

Costa Rica 1.3%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125	02/19/31	650	660,400
Sr. Unsec’d. Notes	6.550	04/03/34	330	342,478
Sr. Unsec’d. Notes	7.000	04/04/44	400	411,624
Sr. Unsec’d. Notes, 144A	6.550	04/03/34	465	482,583
Unsec’d. Notes, 144A	7.300	11/13/54	797	842,429

				2,739,514

Dominican Republic 4.2%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	1,641	1,522,027
Sr. Unsec’d. Notes	4.875	09/23/32	390	355,290
Sr. Unsec’d. Notes	5.300	01/21/41	400	350,252
Sr. Unsec’d. Notes	5.500	02/22/29	1,133	1,110,340

See Notes to Financial Statements.

14

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic (cont’d.)

Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.875%	01/30/60		270	$237,330
Sr. Unsec’d. Notes	5.950	01/25/27		705	705,353
Sr. Unsec’d. Notes	6.000	07/19/28		695	698,294
Sr. Unsec’d. Notes	6.400	06/05/49		800	774,504
Sr. Unsec’d. Notes	6.850	01/27/45		410	415,945
Sr. Unsec’d. Notes	6.875	01/29/26		503	508,533
Sr. Unsec’d. Notes	7.050	02/03/31		380	396,188
Sr. Unsec’d. Notes	7.450	04/30/44		720	779,400
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	131,345
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	793,800
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	170,806

					8,949,407

Ecuador 1.6%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		1,177	593,678
Sr. Unsec’d. Notes	6.900	07/31/30		350	240,937
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		1,341	676,442
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35		1,231	679,507
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		1,560	1,072,631
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		129	70,128

					3,333,323

Egypt 3.1%

Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		895	839,062
Sr. Unsec’d. Notes	7.500	01/31/27		200	198,626
Sr. Unsec’d. Notes	7.625	05/29/32		1,000	875,000
Sr. Unsec’d. Notes	7.903	02/21/48		200	149,750
Sr. Unsec’d. Notes	8.500	01/31/47		700	553,441
Sr. Unsec’d. Notes	8.700	03/01/49		850	680,000
Sr. Unsec’d. Notes	8.875	05/29/50		400	324,500
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	328,000
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	206,251
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	540	571,232
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	660	608,433
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	800	750,004

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 15

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Egypt (cont’d.)

Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.053%	01/15/32	200	$171,626
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29	300	286,653

				6,542,578

El Salvador 1.1%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27	198	190,575
Sr. Unsec’d. Notes	7.625	02/01/41	300	247,500
Sr. Unsec’d. Notes	7.650	06/15/35	57	49,590
Sr. Unsec’d. Notes	8.250	04/10/32	275	255,750
Sr. Unsec’d. Notes(a)	8.625	02/28/29	547	537,428
Sr. Unsec’d. Notes, 144A	0.250	04/17/30	930	23,250
Sr. Unsec’d. Notes, 144A	9.250	04/17/30	1,130	1,120,112

				2,424,205

Gabon 0.2%

Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31	315	251,311
Sr. Unsec’d. Notes	7.000	11/24/31	200	159,562

				410,873

Ghana 1.4%

Ghana Government International Bond,
Sr. Unsec’d. Notes, 144A	4.710(s)	07/03/26	177	164,098
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29	1,386	1,190,090
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35	1,921	1,332,666
Sr. Unsec’d. Notes, 144A	5.033(s)	01/03/30	357	270,121
Sr. Unsec’d. Notes, 144A	8.950	03/26/51	112	60,523

				3,017,498

Guatemala 1.4%

Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33	200	165,188
Sr. Unsec’d. Notes	4.500	05/03/26	302	295,960
Sr. Unsec’d. Notes	4.875	02/13/28	400	387,750
Sr. Unsec’d. Notes	6.125	06/01/50	600	548,812

See Notes to Financial Statements.

16

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Guatemala (cont’d.)

Guatemala Government Bond, (cont’d.)
Sr. Unsec’d. Notes	7.050%	10/04/32		600	$632,062
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	158,000
Sr. Unsec’d. Notes, 144A	6.050	08/06/31		200	198,800
Sr. Unsec’d. Notes, 144A	6.550	02/06/37		200	200,800
Unsec’d. Notes	5.250	08/10/29		430	416,563

					3,003,935

Honduras 0.1%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		200	195,313

Hungary 2.5%

Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51		200	123,090
Sr. Unsec’d. Notes	6.125	05/22/28		412	422,300
Sr. Unsec’d. Notes	6.250	09/22/32		220	228,663
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		740	733,062
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		1,020	982,706
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,235	1,283,628
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		220	234,163
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41		760	868,300
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, 144A	6.125	12/04/27		400	407,250

					5,283,162

India 0.3%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	367,312
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	170,375

					537,687

Indonesia 2.3%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	89,162
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	94,362
Sr. Unsec’d. Notes	3.550	03/31/32		200	183,000

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 17

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.300%	03/31/52		200	$171,437
Sr. Unsec’d. Notes	4.650	09/20/32		590	575,852
Sr. Unsec’d. Notes	5.450	09/20/52		400	403,250
Sr. Unsec’d. Notes	5.650	01/11/53		200	207,125
Sr. Unsec’d. Notes	6.625	02/17/37		150	169,547
Sr. Unsec’d. Notes	7.750	01/17/38		500	621,406
Sr. Unsec’d. Notes	8.500	10/12/35		400	509,500
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	327,791
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	110,373
Sr. Unsec’d. Notes, EMTN(a)	4.625	04/15/43		200	186,500
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	195,352
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	398,500
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	117,187
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes(a)	4.700	06/06/32		600	590,808

					4,951,152

Ivory Coast 1.6%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	215	204,121
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,000	1,027,924
Sr. Unsec’d. Notes	5.750	12/31/32		76	71,943
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	950	971,361
Sr. Unsec’d. Notes	6.375	03/03/28		200	198,626
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	250	234,462
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	312,325
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		400	398,124

					3,418,886

Jamaica 0.4%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		300	310,650
Sr. Unsec’d. Notes	7.875	07/28/45		200	237,500
Sr. Unsec’d. Notes	8.000	03/15/39		320	380,320

					928,470

See Notes to Financial Statements.

18

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Jordan 0.7%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750%	01/31/27	200	$196,000
Sr. Unsec’d. Notes	6.125	01/29/26	200	198,813
Sr. Unsec’d. Notes	7.375	10/10/47	200	181,500
Sr. Unsec’d. Notes	7.750	01/15/28	550	563,750
Sr. Unsec’d. Notes, 144A	7.500	01/13/29	205	207,562
Sr. Unsec’d. Notes, 144A	7.750	01/15/28	220	225,500

				1,573,125

Kazakhstan 0.1%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.500	07/21/45	200	223,812

Kenya 0.3%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27	200	197,438
Sr. Unsec’d. Notes, 144A	9.750	02/16/31	465	467,181

				664,619

Lebanon 0.1%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	6,188
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	27,637
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	20,213
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	26,400
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	18,150
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	21,137
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	58,987
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	34,756
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)	172	14,190
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)	191	15,758
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)	30	2,475
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)	170	14,025
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)	115	9,488

				269,404

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 19

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Mexico 1.9%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659%	05/24/31	465	$386,386
Sr. Unsec’d. Notes	3.250	04/16/30	270	240,030
Sr. Unsec’d. Notes	3.500	02/12/34	270	219,797
Sr. Unsec’d. Notes	4.600	02/10/48	300	225,937
Sr. Unsec’d. Notes	4.875	05/19/33	550	506,000
Sr. Unsec’d. Notes	5.400	02/09/28	350	351,422
Sr. Unsec’d. Notes	6.000	05/07/36	345	335,189
Sr. Unsec’d. Notes	6.338	05/04/53	290	269,700
Sr. Unsec’d. Notes	6.350	02/09/35	250	250,875
Sr. Unsec’d. Notes	6.400	05/07/54	200	187,400
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	111,160
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	730	702,397
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34	203	211,500
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33	130	144,341

				4,142,134

Mongolia 0.3%

Mongolia Government International Bond,
Sr. Unsec’d. Notes	4.450	07/07/31	200	177,250
Sr. Unsec’d. Notes	8.650	01/19/28	200	212,687
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	210,500

				600,437

Montenegro 0.1%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	7.250	03/12/31	200	207,813

Morocco 0.8%

Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	400	276,625
Sr. Unsec’d. Notes	6.500	09/08/33	400	420,000
Sr. Unsec’d. Notes, 144A	5.950	03/08/28	330	334,455
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	624,750

				1,655,830

See Notes to Financial Statements.

20

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Mozambique 0.1%

Mozambique International Bond,
Unsec’d. Notes	9.000%	09/15/31	200	$166,813

Nigeria 1.3%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	180,375
Sr. Unsec’d. Notes	7.696	02/23/38	200	162,188
Sr. Unsec’d. Notes	7.875	02/16/32	400	359,125
Sr. Unsec’d. Notes	8.747	01/21/31	400	382,024
Sr. Unsec’d. Notes	9.248	01/21/49	200	180,558
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	162,188
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	168,812
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	500	471,562
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	198,907
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	600	577,776

				2,843,515

Oman 2.7%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	410	405,260
Sr. Unsec’d. Notes	5.375	03/08/27	430	430,403
Sr. Unsec’d. Notes	5.625	01/17/28	1,280	1,284,800
Sr. Unsec’d. Notes	6.500	03/08/47	1,035	1,041,469
Sr. Unsec’d. Notes	6.750	10/28/27	800	831,500
Sr. Unsec’d. Notes	7.000	01/25/51	600	639,375
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	206,250
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	868,046

				5,707,103

Pakistan 1.2%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	1,200	1,085,250
Sr. Unsec’d. Notes	8.250	09/30/25	200	197,000
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	168,750
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	759,375
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	400	337,500

				2,547,875

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 21

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Panama 2.4%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160%	01/23/30	980	$842,859
Sr. Unsec’d. Notes	3.298	01/19/33	200	157,300
Sr. Unsec’d. Notes	4.300	04/29/53	200	127,000
Sr. Unsec’d. Notes	4.500	04/16/50	480	318,662
Sr. Unsec’d. Notes	4.500	04/01/56	1,092	701,337
Sr. Unsec’d. Notes	6.700	01/26/36	695	681,100
Sr. Unsec’d. Notes	6.853	03/28/54	215	197,155
Sr. Unsec’d. Notes	7.500	03/01/31	1,480	1,554,000
Sr. Unsec’d. Notes	7.875	03/01/57	200	208,600
Sr. Unsec’d. Notes	8.000	03/01/38	200	210,500
Sr. Unsec’d. Notes	9.375	04/01/29	165	186,605

				5,185,118

Papua New Guinea 0.2%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	215,875
Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	196,250

				412,125

Paraguay 0.5%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950	04/28/31	200	194,562
Sr. Unsec’d. Notes	6.100	08/11/44	500	493,125
Sr. Unsec’d. Notes, 144A	5.400	03/30/50	200	177,063
Sr. Unsec’d. Notes, 144A(a)	6.000	02/09/36	200	204,600

				1,069,350

Peru 1.8%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60	200	111,750
Sr. Unsec’d. Notes	2.783	01/23/31	850	737,375
Sr. Unsec’d. Notes	3.000	01/15/34	795	654,136
Sr. Unsec’d. Notes	3.230	07/28/2121	110	61,566
Sr. Unsec’d. Notes(a)	3.600	01/15/72	515	330,083
Sr. Unsec’d. Notes	5.375	02/08/35	60	59,010
Sr. Unsec’d. Notes	5.625	11/18/50	502	490,391

See Notes to Financial Statements.

22

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.875%	08/08/54		345	$341,415
Sr. Unsec’d. Notes	6.550	03/14/37		225	241,875
Sr. Unsec’d. Notes	8.750	11/21/33		670	819,284

					3,846,885

Philippines 1.6%

Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	207,543
Sr. Unsec’d. Notes	2.650	12/10/45		200	131,688
Sr. Unsec’d. Notes	3.200	07/06/46		200	143,563
Sr. Unsec’d. Notes	3.556	09/29/32		300	273,187
Sr. Unsec’d. Notes	3.700	03/01/41		400	330,625
Sr. Unsec’d. Notes	3.950	01/20/40		450	389,391
Sr. Unsec’d. Notes	4.200	03/29/47		300	253,031
Sr. Unsec’d. Notes	5.000	07/17/33		770	771,203
Sr. Unsec’d. Notes	5.609	04/13/33		200	208,875
Sr. Unsec’d. Notes	6.375	10/23/34		200	220,812
Sr. Unsec’d. Notes	7.750	01/14/31		420	486,150

					3,416,068

Poland 0.8%

Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.500	04/04/53		785	759,692
Sr. Unsec’d. Notes	5.500	03/18/54		640	617,734
Sr. Unsec’d. Notes	5.750	11/16/32		230	239,872

					1,617,298

Qatar 1.8%

Qatar Government International Bond,
Sr. Unsec’d. Notes	3.750	04/16/30		500	482,656
Sr. Unsec’d. Notes	4.625	06/02/46		330	305,663
Sr. Unsec’d. Notes	5.103	04/23/48		1,858	1,834,775
Sr. Unsec’d. Notes	6.400	01/20/40		100	115,688
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		870	821,062
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	197,500

					3,757,344

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 23

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 3.2%

Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125%	06/15/48		180	$147,544
Sr. Unsec’d. Notes, 144A	5.750	03/24/35		364	342,415
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	519,025
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		800	821,600
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	505,933
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		426	458,738
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	995,709
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	218,446
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	977,174
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	406,522
Sr. Unsec’d. Notes, EMTN	5.000	09/27/26	EUR	290	324,051
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	418,305
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	77,942
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	570	674,269

					6,887,673

Saudi Arabia 2.5%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	382,594
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	526,687
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	370,500
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	353,252
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,940	1,634,450
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,140	970,781
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	718,250
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	444,600

					5,401,114

Senegal 0.5%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	600	603,905
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	685	532,753

					1,136,658

See Notes to Financial Statements.

24

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 1.7%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	1,035	$1,012,184
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	945	820,412
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		380	380,000
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		600	617,812
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		630	657,562
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	230	223,413

					3,711,383

South Africa 1.7%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.850	09/30/29		1,000	941,250
Sr. Unsec’d. Notes	5.750	09/30/49		1,200	934,500
Sr. Unsec’d. Notes	5.875	06/22/30		540	526,500
Sr. Unsec’d. Notes	5.875	04/20/32		400	382,000
Sr. Unsec’d. Notes	7.300	04/20/52		880	826,100

					3,610,350

Sri Lanka 1.0%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		200	122,000
Sr. Unsec’d. Notes	6.200	05/11/27(d)		200	124,250
Sr. Unsec’d. Notes	6.350	06/28/24(d)		630	385,087
Sr. Unsec’d. Notes	6.750	04/18/28(d)		440	276,650
Sr. Unsec’d. Notes	6.825	07/18/26(d)		730	454,885
Sr. Unsec’d. Notes	6.850	11/03/25(d)		350	220,500
Sr. Unsec’d. Notes	7.550	03/28/30(d)		440	273,900
Sr. Unsec’d. Notes	7.850	03/14/29(d)		250	156,485
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)		205	125,050

					2,138,807

Turkey 4.5%

Turkiye Government International Bond,
Sr. Unsec’d. Notes	7.125	07/17/32		550	550,858
Sr. Unsec’d. Notes	9.125	07/13/30		1,245	1,388,953
Sr. Unsec’d. Notes, Series 05Y	9.875	01/15/28		429	478,737

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 25

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)

Turkiye Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 06Y	9.375%	03/14/29	1,551	$1,727,426
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30	810	761,602
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31	800	762,000
Sr. Unsec’d. Notes, Series 10Y	6.000	03/25/27	440	444,538
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29	400	418,000
Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34	360	371,138
Sr. Unsec’d. Notes, Series 10Y	9.375	01/19/33	600	684,750
Sr. Unsec’d. Notes, Series 11Y	4.875	10/09/26	620	614,187
Sr. Unsec’d. Notes, Series 11Y	6.125	10/24/28	310	311,066
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47	600	463,500
Sr. Unsec’d. Notes, Series 30Y	6.000	01/14/41	200	168,250
Sr. Unsec’d. Notes, Series 30Y	6.875	03/17/36	459	445,230

				9,590,235

Ukraine 1.1%

Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	179	85,644
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	669	245,135
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	565	274,136
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	471	227,270
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	315	188,438
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34	1,172	549,125
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	857	392,256
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	662	298,065
Ukreximbank Via Biz Finance PLC,
Sr. Unsec’d. Notes	9.750	01/22/25	13	11,786

				2,271,855

United Arab Emirates 1.2%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49	600	417,750
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	500	348,125
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	160,000
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	400	320,000
Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	590	571,562

See Notes to Financial Statements.

26

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

United Arab Emirates (cont’d.)

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500%	11/23/32	200	$210,688
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	373,970
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	200	135,375
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	135,375

				2,672,845

Uruguay 1.5%

Oriental Republic of Uruguay,
Sr. Unsec’d. Notes	5.250	09/10/60	130	122,850
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	120	104,700
Sr. Unsec’d. Notes	4.975	04/20/55	650	598,975
Sr. Unsec’d. Notes	5.100	06/18/50	904	857,896
Sr. Unsec’d. Notes(a)	7.625	03/21/36	870	1,046,447
Sr. Unsec’d. Notes	7.875	01/15/33	435	516,562

				3,247,430

Uzbekistan 0.2%

Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	403,466

Venezuela 0.3%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	34,450
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	71,940
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,670	254,675
Sr. Unsec’d. Notes	9.375	01/13/34(d)	235	37,717
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	68,975
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	130,620

				598,377

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 27

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Zambia 0.6%

Zambia Government International Bond,
Unsec’d. Notes, 144A	0.500%	12/31/53	616	$330,426
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	1,043	912,626

				1,243,052

TOTAL SOVEREIGN BONDS (cost $155,221,658)				155,166,286

U.S. TREASURY OBLIGATIONS(k) 0.4%

U.S. Treasury Notes	3.500	09/30/26	505	498,865
U.S. Treasury Notes	3.750	08/31/26	380	377,135

TOTAL U.S. TREASURY OBLIGATIONS (cost $880,303)				876,000

			Shares

COMMON STOCK 0.0%

Jamaica

Digicel International Finance Ltd. (original cost $1,536; purchased 01/30/24 - 02/08/24)*^(f) (cost $1,536)			853	2,141

TOTAL LONG-TERM INVESTMENTS (cost $206,767,605)				204,977,423

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)			2,192,388	2,192,388
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $3,028,567; includes $3,017,658 of cash collateral for securities on loan)(b)(wb)			3,030,083	3,028,567

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,220,955)				5,220,955

See Notes to Financial Statements.

28

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATION(n) 1.2%

Egypt

Egypt Treasury Bills,
Series 364D
(cost $2,685,004)	26.001%	12/03/24	EGP	130,000	$2,593,441

OPTIONS PURCHASED*~ 0.0%
(cost $29,924)					10,513

TOTAL SHORT-TERM INVESTMENTS
(cost $7,935,883)					7,824,909

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.6%
(cost $214,703,488)					212,802,332

OPTIONS WRITTEN*~ (0.1)%
(premiums received $111,405)					(121,616)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.5%
(cost $214,592,083)					212,680,716
Other assets in excess of liabilities(z) 0.5%					1,121,752

NET ASSETS 100.0%					$213,802,468

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,141 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,955,498; cash collateral of $3,017,658 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 29

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $137,774. The aggregate value of $164,214 is 0.1% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	11/13/24	4.70	—	EUR	754	$19
Currency Option EUR vs ZAR	Call	JPM	11/13/24	21.50	—	EUR	251	6
Currency Option USD vs CLP	Call	MSI	11/04/24	1,100.00	—		276	—
Currency Option USD vs CNH	Call	CITI	11/13/24	7.70	—		1,100	2
Currency Option USD vs CNH	Call	DB	12/20/24	7.25	—		1,204	5,000
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—		1,176	4,883
Currency Option USD vs COP	Call	MSI	11/13/24	5,100.00	—		551	35
Currency Option USD vs COP	Call	MSI	11/26/24	5,200.00	—		547	111
Currency Option USD vs MXN	Call	CITI	11/21/24	26.00	—		273	9
Currency Option USD vs TRY	Call	DB	11/22/24	48.00	—		549	97
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00	—		293	265
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—		1,176	1
Currency Option USD vs CNH	Put	DB	12/20/24	6.40	—		1,204	34
Currency Option USD vs COP	Put	MSI	11/06/24	3,700.00	—		551	—
Currency Option USD vs MXN	Put	CITI	11/05/24	17.00	—		378	1
Currency Option USD vs MXN	Put	CITI	11/26/24	17.00	—		273	25
Currency Option USD vs MXN	Put	DB	11/26/24	17.00	—		274	25

Total Options Purchased (cost $29,924)								$10,513

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	11/13/24	4.31	—	EUR	754	$(9,665)
Currency Option EUR vs ZAR	Call	JPM	11/13/24	19.20	—	EUR	251	(2,676)
Currency Option USD vs CLP	Call	MSI	11/04/24	930.00	—		276	(9,170)
Currency Option USD vs CNH	Call	CITI	11/13/24	7.10	—		1,100	(10,910)
Currency Option USD vs COP	Call	MSI	11/13/24	4,300.00	—		551	(18,032)
Currency Option USD vs COP	Call	MSI	11/26/24	4,350.00	—		547	(15,642)

See Notes to Financial Statements.

30

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Call	CITI	11/21/24	19.20	—	273	$(14,778)
Currency Option USD vs TRY	Call	DB	11/22/24	35.45	—	549	(5,490)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—	293	(5,767)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—	1,176	(3,216)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—	1,204	(13,934)
Currency Option USD vs COP	Put	MSI	11/06/24	4,100.00	—	551	(6)
Currency Option USD vs MXN	Put	CITI	11/05/24	19.25	—	378	(1,711)
Currency Option USD vs MXN	Put	CITI	11/26/24	19.50	—	273	(3,849)
Currency Option USD vs MXN	Put	DB	11/26/24	20.00	—	274	(6,770)

Total Options Written (premiums received $111,405)							$(121,616)

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
139	2 Year U.S. Treasury Notes	Dec. 2024	$28,626,398	$(197,038)
12	10 Year U.S. Treasury Notes	Dec. 2024	1,325,625	(35,774)
30	10 Year U.S. Ultra Treasury Notes	Dec. 2024	3,412,500	(51,649)
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	1,130,625	(49,150)

				(333,611)

Short Positions:
34	5 Year Euro-Bobl	Dec. 2024	4,369,601	35,657
17	5 Year U.S. Treasury Notes	Dec. 2024	1,822,984	4,464
31	10 Year Euro-Bund	Dec. 2024	4,444,329	60,500
13	Euro Schatz Index	Dec. 2024	1,506,556	1,474

				102,095

				$(231,516)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 31

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNP	BRL	3,426	$598,000	$592,188	$—	$(5,812)
Expiring 11/04/24	GSI	BRL	12,546	2,255,562	2,168,678	—	(86,884)
Expiring 12/03/24	BNYM	BRL	16,023	2,802,206	2,760,813	—	(41,393)
Expiring 12/03/24	HSBC	BRL	3,163	547,999	545,003	—	(2,996)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	253,847	275,000	263,951	—	(11,049)
Expiring 12/18/24	CITI	CLP	554,133	603,000	576,189	—	(26,811)
Expiring 12/18/24	GSI	CLP	122,915	130,295	127,808	—	(2,487)
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	2,186	307,000	307,207	207	—
Expiring 11/12/24	BOA	CNH	6,773	951,000	951,884	884	—
Expiring 11/12/24	CITI	CNH	5,895	837,000	828,578	—	(8,422)
Expiring 11/12/24	GSI	CNH	11,596	1,638,944	1,629,812	—	(9,132)
Expiring 11/12/24	JPM	CNH	11,828	1,682,000	1,662,374	—	(19,626)
Expiring 11/12/24	JPM	CNH	4,920	697,000	691,437	—	(5,563)
Expiring 11/12/24	MSI	CNH	3,883	551,000	545,755	—	(5,245)
Colombian Peso,
Expiring 12/18/24	CITI	COP	2,915,804	670,223	654,599	—	(15,624)
Expiring 12/18/24	CITI	COP	740,324	172,062	166,203	—	(5,859)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	6,049	260,000	260,466	466	—
Euro,
Expiring 01/21/25	JPM	EUR	511	555,973	557,843	1,870	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	314,962	842,000	835,592	—	(6,408)
Indian Rupee,
Expiring 12/18/24	BNP	INR	25,549	303,000	303,260	260	—
Expiring 12/18/24	GSI	INR	98,230	1,171,000	1,165,969	—	(5,031)
Expiring 12/18/24	HSBC	INR	139,496	1,654,877	1,655,789	912	—
Expiring 12/18/24	HSBC	INR	69,893	831,000	829,613	—	(1,387)
Expiring 12/18/24	UAG	INR	89,842	1,066,000	1,066,410	410	—
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	8,707,179	571,000	553,337	—	(17,663)
Expiring 12/18/24	DB	IDR	3,003,068	197,000	190,843	—	(6,157)
Expiring 12/18/24	MSI	IDR	42,348,157	2,736,889	2,691,203	—	(45,686)
Expiring 12/18/24	SCB	IDR	9,333,618	599,000	593,146	—	(5,854)
Mexican Peso,
Expiring 12/18/24	BARC	MXN	29,769	1,473,729	1,475,332	1,603	—
Expiring 12/18/24	MSI	MXN	5,041	257,907	249,806	—	(8,101)

See Notes to Financial Statements.

32

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/18/24	DB	TWD	19,671	$623,482	$619,165	$—	$(4,317)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	20,660	365,989	354,407	—	(11,582)
Expiring 12/18/24	HSBC	PHP	94,548	1,675,939	1,621,898	—	(54,041)
Expiring 12/18/24	HSBC	PHP	48,277	856,011	828,156	—	(27,855)
Expiring 12/18/24	HSBC	PHP	38,995	678,000	668,931	—	(9,069)
Expiring 12/18/24	JPM	PHP	48,234	839,000	827,418	—	(11,582)
Polish Zloty,
Expiring 01/21/25	DB	PLN	3,248	819,954	809,044	—	(10,910)
South African Rand,
Expiring 12/18/24	BOA	ZAR	14,467	816,424	817,155	731	—
Expiring 12/18/24	JPM	ZAR	6,903	395,000	389,879	—	(5,121)
Expiring 12/18/24	MSI	ZAR	10,104	568,000	570,710	2,710	—
Expiring 12/18/24	MSI	ZAR	4,851	276,000	273,999	—	(2,001)
Expiring 12/18/24	TD	ZAR	4,887	270,000	276,036	6,036	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	1,555,930	1,176,000	1,133,960	—	(42,040)
Expiring 12/18/24	CITI	KRW	886,924	665,000	646,390	—	(18,610)
Expiring 12/18/24	HSBC	KRW	872,961	670,000	636,213	—	(33,787)
Thai Baht,
Expiring 12/18/24	CITI	THB	8,734	270,000	259,691	—	(10,309)
Expiring 12/18/24	GSI	THB	19,685	589,000	585,296	—	(3,704)
Expiring 12/18/24	HSBC	THB	23,299	697,000	692,750	—	(4,250)
Expiring 12/18/24	HSBC	THB	22,000	684,000	654,142	—	(29,858)
Expiring 12/18/24	JPM	THB	19,527	594,000	580,594	—	(13,406)
Expiring 12/18/24	JPM	THB	14,367	435,094	427,175	—	(7,919)
Expiring 12/18/24	SCB	THB	19,442	588,000	578,085	—	(9,915)
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	11,149	314,194	323,802	9,608	—
Expiring 11/05/24	HSBC	TRY	7,810	221,000	226,828	5,828	—
Expiring 11/13/24	CITI	TRY	15,943	448,349	459,145	10,796	—
Expiring 11/13/24	HSBC	TRY	17,830	500,202	513,486	13,284	—
Expiring 12/05/24	BOA	TRY	59,422	1,657,067	1,672,043	14,976	—
Expiring 12/12/24	HSBC	TRY	19,675	551,437	549,701	—	(1,736)
Expiring 12/18/24	BARC	TRY	23,777	613,220	660,285	47,065	—
Expiring 12/18/24	BARC	TRY	17,911	462,416	497,393	34,977	—

				$46,557,444	$46,054,865	152,623	(655,202)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 33

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNYM	BRL	15,972	$2,802,072	$2,760,867	$41,205	$—
British Pound,
Expiring 01/21/25	HSBC	GBP	102	133,141	131,882	1,259	—
Chilean Peso,
Expiring 12/18/24	BARC	CLP	285,021	301,000	296,366	4,634	—
Expiring 12/18/24	BARC	CLP	284,088	301,000	295,395	5,605	—
Expiring 12/18/24	TD	CLP	551,551	605,000	573,504	31,496	—
Chinese Renminbi,
Expiring 11/12/24	MSI	CNH	42,465	5,962,400	5,968,197	—	(5,797)
Expiring 11/12/24	MSI	CNH	20,993	3,006,000	2,950,464	55,536	—
Expiring 11/12/24	MSI	CNH	7,486	1,051,000	1,052,051	—	(1,051)
Expiring 11/12/24	MSI	CNH	6,534	917,000	918,265	—	(1,265)
Colombian Peso,
Expiring 12/18/24	BARC	COP	1,157,452	273,000	259,848	13,152	—
Expiring 12/18/24	DB	COP	1,602,690	374,850	359,804	15,046	—
Expiring 12/18/24	DB	COP	1,550,979	360,150	348,195	11,955	—
Expiring 12/18/24	GSI	COP	2,476,303	588,000	555,931	32,069	—
Expiring 12/18/24	GSI	COP	1,800,462	425,601	404,204	21,397	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	32,766	1,425,324	1,410,962	14,362	—
Expiring 01/21/25	CITI	CZK	32,766	1,414,355	1,410,962	3,393	—
Expiring 01/21/25	UAG	CZK	13,797	596,000	594,111	1,889	—
Euro,
Expiring 01/21/25	BARC	EUR	5,250	5,764,863	5,731,735	33,128	—
Expiring 01/21/25	CITI	EUR	511	554,052	557,843	—	(3,791)
Expiring 01/21/25	GSI	EUR	4,246	4,639,102	4,635,269	3,833	—
Expiring 01/21/25	SSB	EUR	4,107	4,528,634	4,483,487	45,147	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	179,252	486,622	475,554	11,068	—
Mexican Peso,
Expiring 12/18/24	JPM	MXN	9,744	499,000	482,916	16,084	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	22,581	713,000	710,779	2,221	—
Expiring 12/18/24	CITI	TWD	88,344	2,747,433	2,780,732	—	(33,299)
Expiring 12/18/24	HSBC	TWD	29,692	927,000	934,588	—	(7,588)
Expiring 12/18/24	JPM	TWD	45,621	1,442,069	1,435,989	6,080	—
Expiring 12/18/24	JPM	TWD	26,216	830,000	825,168	4,832	—
Expiring 12/18/24	MSI	TWD	46,398	1,470,000	1,460,424	9,576	—

See Notes to Financial Statements.

34

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	3,107	$817,155	$823,030	$—	$(5,875)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	39,487	706,000	677,361	28,639	—
Expiring 12/18/24	HSBC	PHP	23,488	418,275	402,915	15,360	—
Expiring 12/18/24	HSBC	PHP	22,854	406,725	392,040	14,685	—
Expiring 12/18/24	SCB	PHP	69,655	1,244,000	1,194,868	49,132	—
Singapore Dollar,
Expiring 12/18/24	GSI	SGD	1,046	797,000	793,932	3,068	—
Expiring 12/18/24	SCB	SGD	2,476	1,905,236	1,879,282	25,954	—
South African Rand,
Expiring 12/18/24	BARC	ZAR	8,538	473,858	482,235	—	(8,377)
Expiring 12/18/24	DB	ZAR	4,374	246,600	247,067	—	(467)
Expiring 12/18/24	JPM	ZAR	10,701	604,000	604,454	—	(454)
South Korean Won,
Expiring 12/18/24	BOA	KRW	972,450	716,000	708,720	7,280	—
Expiring 12/18/24	BOA	KRW	827,182	613,000	602,849	10,151	—
Expiring 12/18/24	BOA	KRW	363,582	270,000	264,978	5,022	—
Expiring 12/18/24	BOA	KRW	129,862	97,077	94,643	2,434	—
Expiring 12/18/24	HSBC	KRW	828,824	603,000	604,046	—	(1,046)
Expiring 12/18/24	MSI	KRW	3,332,381	2,507,011	2,428,636	78,375	—
Thai Baht,
Expiring 12/18/24	JPM	THB	80,153	2,395,141	2,383,241	11,900	—
Expiring 12/18/24	JPM	THB	39,417	1,175,747	1,172,003	3,744	—
Expiring 12/18/24	JPM	THB	20,306	605,032	603,759	1,273	—
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	18,959	551,624	550,631	993	—
Expiring 12/18/24	BARC	TRY	22,439	608,000	623,116	—	(15,116)

				$62,898,149	$62,339,298	642,977	(84,126)

						$795,600	$(739,328)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 35

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Pakistan Government International Bond	09/20/25	1.000%(Q)	300	7.030%	$(14,879)	$(18,565)	$3,686	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.42.V1	12/20/29	1.000%(Q)	11,900	$342,590	$345,491	$2,901

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	11,040	0.975%	$(46,472)	$18,425	$64,897
CDX.EM.37.V2	06/20/27	1.000%(Q)	4,868	1.133%	(12,078)	(10,312)	1,766
CDX.EM.39.V1	06/20/28	1.000%(Q)	3,484	1.302%	(29,802)	(30,843)	(1,041)

					$(88,352)	$(22,730)	$65,622

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

See Notes to Financial Statements.

36

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.040%	$—	$(36,882)	$(36,882)
BRL	10,979	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(94,152)	(94,152)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.040%	1,616	(2,825)	(4,441)
BRL	10,294	01/04/27	11.255%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(56,006)	(56,006)
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.040%	(44,025)	(5,029)	38,996
BRL	909	01/02/29	11.860%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(5,711)	(5,711)
CLP	733,020	06/21/26	5.545%(S)	1 Day CLOIS(1)(S)/ 5.250%	—	(8,772)	(8,772)
COP	5,238,410	12/20/25	9.702%(Q)	1 Day COOIS(1)(Q)/ 9.635%	34	(21,187)	(21,221)
COP	4,454,220	09/18/26	7.970%(Q)	1 Day COOIS(1)(Q)/ 9.635%	—	1,252	1,252

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 37

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	8,276,220	09/18/26	8.316%(Q)	1 Day COOIS(1)(Q)/ 9.635%	$—	$(9,714)	$(9,714)
COP	835,888	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 9.635%	(1,540)	(4,293)	(2,753)
COP	3,448,430	12/18/29	6.903%(Q)	1 Day COOIS(2)(Q)/ 9.635%	—	(39,282)	(39,282)
COP	567,645	12/18/29	7.073%(Q)	1 Day COOIS(2)(Q)/ 9.635%	—	(5,595)	(5,595)
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 3.860%	147	(13,345)	(13,492)
CZK	29,580	03/20/26	4.495%(A)	6 Month PRIBOR(1)(S)/ 3.860%	—	(44,083)	(44,083)
CZK	18,180	12/18/29	3.041%(A)	6 Month PRIBOR(2)(S)/ 3.860%	—	(19,226)	(19,226)
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.430%	(5,615)	(21,232)	(15,617)
HUF	141,660	09/18/29	6.200%(A)	6 Month BUBOR(2)(S)/ 6.430%	—	(7,719)	(7,719)
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.430%	3,932	17,469	13,537
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.430%	—	30,554	30,554
INR	117,540	09/18/29	6.313%(S)	1 Day MIBOR(2)(S)/ 6.610%	240	420	180
INR	71,730	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 6.610%	—	(10,425)	(10,425)

See Notes to Financial Statements.

38

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.430%	$(3,603)	$(5,344)	$(1,741)
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.430%	24,272	23,670	(602)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.430%	—	(437)	(437)
KRW	2,028,148	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.430%	56,772	(5,185)	(61,957)
KRW	499,398	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 3.430%	5,877	12,366	6,489
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 3.430%	—	2,743	2,743
MXN	18,750	03/14/29	8.463%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	—	(44,596)	(44,596)
MXN	22,410	06/13/29	9.565%(M)	28 Day Mexican Interbank Rate(1)(M)/ 10.708%	—	(723)	(723)
MXN	13,500	12/12/29	8.620%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	189	(22,963)	(23,152)
MXN	22,246	12/12/29	8.949%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	489	(23,249)	(23,738)
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.840%	4,201	(2,067)	(6,268)
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.840%	(8,443)	(2,090)	6,353

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 39

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 5.840%	$—	$(7,438)	$(7,438)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 5.840%	1,194	(53,029)	(54,223)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	13,898	13,898
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	8,835	8,835
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 5.840%	165	398	233
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 5.840%	(3,544)	(5,876)	(2,332)
PLN	3,265	12/18/29	4.217%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	(27,405)	(27,405)
PLN	2,530	12/18/29	4.250%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	(20,346)	(20,346)
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	49,954	6,557	(43,397)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	(3,024)	16,776	19,800
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	(670)	(9,135)	(8,465)
ZAR	15,630	09/20/28	8.415%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	—	22,044	22,044
ZAR	14,563	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	8,493	36,096	27,603

See Notes to Financial Statements.

40

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	$—	$(16,918)	$(16,918)
ZAR	12,640	12/18/29	7.825%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	—	(2,769)	(2,769)
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	(15)	11,054	11,069

					$87,096	$(450,916)	$(538,012)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(18,565)	$3,686	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,522,000	$803,887

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 41

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Convertible Bond
China	$—	$2,196	$—
Corporate Bonds
Azerbaijan	—	824,476	—
Bahrain	—	535,760	—
Brazil	—	1,169,666	—
Chile	—	2,523,776	—
China	—	736,863	—
Colombia	—	1,772,130	—
Costa Rica	—	205,812	—
Guatemala	—	341,570	—
Hungary	—	1,106,882	—
India	—	2,696,658	—
Indonesia	—	4,503,644	—
Israel	—	448,873	—
Jamaica	—	162,073	—
Kazakhstan	—	1,711,048	—
Kuwait	—	272,250	—
Macau	—	769,905	—
Malaysia	—	2,099,877	—
Mexico	—	10,201,671	—
Morocco	—	448,544	—
Panama	—	798,203	—
Peru	—	1,574,162	—
Philippines	—	160,150	—
Poland	—	1,433,495	—
Qatar	—	1,079,800	—
Saudi Arabia	—	1,692,176	—
South Africa	—	3,498,782	—
Trinidad & Tobago	—	209,200	—
Turkey	—	198,563	—
Ukraine	—	310,084	—
United Arab Emirates	—	4,281,943	—
Venezuela	—	957,872	—
Vietnam	—	204,892	—
Sovereign Bonds
Angola	—	3,700,824	—
Argentina	—	5,099,220	—
Bahrain	—	3,387,608	—
Brazil	—	6,889,278	—
Chile	—	857,155	—
Colombia	—	6,676,285	—

See Notes to Financial Statements.

42

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Costa Rica	$—	$2,739,514	$—
Dominican Republic	—	8,949,407	—
Ecuador	—	3,333,323	—
Egypt	—	6,542,578	—
El Salvador	—	2,424,205	—
Gabon	—	410,873	—
Ghana	—	3,017,498	—
Guatemala	—	3,003,935	—
Honduras	—	195,313	—
Hungary	—	5,283,162	—
India	—	537,687	—
Indonesia	—	4,951,152	—
Ivory Coast	—	3,418,886	—
Jamaica	—	928,470	—
Jordan	—	1,573,125	—
Kazakhstan	—	223,812	—
Kenya	—	664,619	—
Lebanon	—	269,404	—
Mexico	—	4,142,134	—
Mongolia	—	600,437	—
Montenegro	—	207,813	—
Morocco	—	1,655,830	—
Mozambique	—	166,813	—
Nigeria	—	2,843,515	—
Oman	—	5,707,103	—
Pakistan	—	2,547,875	—
Panama	—	5,185,118	—
Papua New Guinea	—	412,125	—
Paraguay	—	1,069,350	—
Peru	—	3,846,885	—
Philippines	—	3,416,068	—
Poland	—	1,617,298	—
Qatar	—	3,757,344	—
Romania	—	6,887,673	—
Saudi Arabia	—	5,401,114	—
Senegal	—	1,136,658	—
Serbia	—	3,711,383	—
South Africa	—	3,610,350	—
Sri Lanka	—	2,138,807	—
Turkey	—	9,590,235	—
Ukraine	—	2,271,855	—
United Arab Emirates	—	2,672,845	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 43

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Uruguay	$—	$3,247,430	$—
Uzbekistan	—	403,466	—
Venezuela	—	598,377	—
Zambia	—	1,243,052	—
U.S. Treasury Obligations	—	876,000	—
Common Stock
Jamaica	—	—	2,141
Short-Term Investments
Affiliated Mutual Funds	5,220,955	—	—
Foreign Treasury Obligation
Egypt	—	2,593,441	—
Options Purchased	—	10,513	—

Total	$5,220,955	$207,579,236	$2,141

Liabilities
Options Written	$—	$(121,616)	$—

Other Financial Instruments*
Assets
Futures Contracts	$102,095	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	795,600	—
Centrally Cleared Credit Default Swap Agreements	—	69,564	—
Centrally Cleared Interest Rate Swap Agreements	—	203,586	—

Total	$102,095	$1,068,750	$—

Liabilities
Futures Contracts	$(333,611)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(739,328)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,041)	—
OTC Credit Default Swap Agreement	—	(14,879)	—
Centrally Cleared Interest Rate Swap Agreements	—	(741,598)	—

Total	$(333,611)	$(1,496,846)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

44

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Sovereign Bonds	72.6%
Oil & Gas	8.3
Electric	3.5
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	2.4
Engineering & Construction	1.7
Mining	1.6
Pipelines	1.5
Banks	1.4
Foreign Treasury Obligation	1.2
Commercial Services	1.1
Chemicals	0.9
Lodging	0.5
Telecommunications	0.4
U.S. Treasury Obligations	0.4
Transportation	0.3
Investment Companies	0.2
Internet	0.2
Diversified Financial Services	0.2

Iron/Steel	0.2%
Computers	0.2
Entertainment	0.2
Retail	0.1
Gas	0.1
Media	0.1
Foods	0.1
Beverages	0.1
Real Estate	0.0	*
Options Purchased	0.0	*
Wireless Telecommunication Services	0.0	*

	99.5
Options Written	(0.0	)*
Other assets in excess of liabilities	0.5

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

		$			$
	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps		$69,564*	Due from/to broker-variation margin swaps		$1,041*

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 45

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Premiums received for OTC swap agreements	$18,565
Credit contracts	Unrealized appreciation on OTC swap agreements	3,686		—	—
Foreign exchange contracts	Unaffiliated investments	10,513		Options written outstanding, at value	121,616
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	795,600		Unrealized depreciation on OTC forward foreign currency exchange contracts	739,328
Interest rate contracts	Due from/to broker-variation margin futures	102,095	*	Due from/to broker-variation margin futures	333,611	*
Interest rate contracts	Due from/to broker-variation margin swaps	203,586	*	Due from/to broker-variation margin swaps	741,598	*

		$1,185,044			$1,955,759

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(112,156)
Foreign exchange contracts	(328,932)	1,360,471	—	(1,437,593)	—
Interest rate contracts	—	—	151,963	—	(298,050)

Total	$(328,932)	$1,360,471	$151,963	$(1,437,593)	$(410,206)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

46

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$39,640
Foreign exchange contracts	8,104	(78,966)	—	(34,076)	—
Interest rate contracts	—	—	(65,614)	—	29,382

Total	$8,104	$(78,966)	$(65,614)	$(34,076)	$69,022

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$38,839
Options Written (2)	16,296,655
Futures Contracts - Long Positions (2)	31,402,362
Futures Contracts - Short Positions (2)	15,130,044
Forward Foreign Currency Exchange Contracts - Purchased (3)	46,146,312
Forward Foreign Currency Exchange Contracts - Sold (3)	68,391,939
Cross Currency Exchange Contracts (4)	326,715
Interest Rate Swap Agreements (2)	51,393,910
Credit Default Swap Agreements - Buy Protection (2)	5,752,000
Credit Default Swap Agreements - Sell Protection (2)	8,354,332

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 47

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,955,498	$(2,955,498)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$144,057	$(53,107)	$90,950	$—	$90,950
BNP	14,622	(5,812)	8,810	—	8,810
BNYM	41,205	(41,393)	(188)	—	(188)
BOA	43,964	(29,305)	14,659	—	14,659
CITI	42,865	(207,595)	(164,730)	—	(164,730)
DB	32,176	(64,118)	(31,942)	—	(31,942)
GSI	60,367	(107,238)	(46,871)	—	(46,871)
HSBC	61,929	(173,613)	(111,684)	—	(111,684)
JPM	45,789	(66,347)	(20,558)	—	(20,558)
MSI	151,693	(115,212)	36,481	—	36,481
SCB	75,086	(15,769)	59,317	—	59,317
SSB	45,147	—	45,147	—	45,147
TD	37,532	—	37,532	—	37,532
UAG	13,367	—	13,367	—	13,367

	$809,799	$(879,509)	$(69,710)	$—	$(69,710)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

48

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $2,955,498:
Unaffiliated investments (cost $209,482,533)	$207,581,377
Affiliated investments (cost $5,220,955)	5,220,955
Foreign currency, at value (cost $141,436)	141,913
Dividends and interest receivable	2,953,524
Receivable for Fund shares sold	1,589,608
Deposit with broker for centrally cleared/exchange-traded derivatives	1,522,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	795,600
Unrealized appreciation on OTC swap agreements	3,686
Prepaid expenses	3,516

Total Assets	219,812,179

Liabilities

Payable to broker for collateral for securities on loan	3,017,658
Payable for Fund shares purchased	1,553,012
Unrealized depreciation on OTC forward foreign currency exchange contracts	739,328
Payable for investments purchased	258,092
Accrued expenses and other liabilities	139,351
Options written outstanding, at value (premiums received $111,405)	121,616
Due to broker—variation margin swaps	57,417
Management fee payable	54,178
Dividends payable	45,076
Premiums received for OTC swap agreements	18,565
Due to broker—variation margin futures	3,656
Directors’ fees payable	1,256
Affiliated transfer agent fee payable	462
Distribution fee payable	44

Total Liabilities	6,009,711

Net Assets	$213,802,468

Net assets were comprised of:
Common stock, at par	$302
Paid-in capital in excess of par	252,970,581
Total distributable earnings (loss)	(39,168,415)

Net assets, October 31, 2024	$213,802,468

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 49

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value, offering price and redemption price per share, ($104,159 ÷ 14,733 shares of beneficial interest issued and outstanding)	$7.07
Maximum sales charge (3.25% of offering price)	0.24

Maximum offering price to public	$7.31

Class C

Net asset value, offering price and redemption price per share, ($10,033 ÷ 1,418 shares of beneficial interest issued and outstanding)	$7.08

Class Z

Net asset value, offering price and redemption price per share, ($15,968,976 ÷ 2,254,829 shares of beneficial interest issued and outstanding)	$7.08

Class R6

Net asset value, offering price and redemption price per share, ($197,719,300 ÷ 27,941,150 shares of beneficial interest issued and outstanding)	$7.08

See Notes to Financial Statements.

50

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income	$15,013,815
Affiliated dividend income	214,661
Affiliated income from securities lending, net	28,774

Total income	15,257,250

Expenses
Management fee	1,482,378
Distribution fee(a)	418
Custodian and accounting fees	60,509
Audit fee	55,650
Registration fees(a)	50,927
Professional fees	45,548
Shareholders’ reports	42,162
Transfer agent’s fees and expenses (including affiliated expense of $2,620)(a)	18,853
Directors’ fees	12,848
Excise tax expense	11,019
Miscellaneous	71,799

Total expenses	1,852,111
Less: Fee waiver and/or expense reimbursement(a)	(339,104)

Net expenses	1,513,007

Net investment income (loss)	13,744,243

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $45)	(7,533,128)
Futures transactions	151,963
Forward and cross currency contract transactions	(1,437,593)
Options written transactions	1,360,471
Swap agreement transactions	(410,206)
Foreign currency transactions	(915,764)

(8,784,257)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(202))	33,611,384
Futures	(65,614)
Forward and cross currency contracts	(34,076)
Options written	(78,966)
Swap agreements	69,022
Foreign currencies	(106,733)

33,395,017

Net gain (loss) on investment and foreign currency transactions	24,610,760

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,355,003

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 51

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	323	95	—	—
Registration fees	7,451	6,951	18,960	17,565
Transfer agent’s fees and expenses	603	42	16,123	2,085
Fee waiver and/or expense reimbursement	(8,033)	(6,989)	(38,820)	(285,262)

See Notes to Financial Statements.

52

PGIM Emerging Markets Debt Hard Currency Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,744,243	$10,875,834
Net realized gain (loss) on investment and foreign currency transactions	(8,784,257)	(10,235,671)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,395,017	9,738,324

Net increase (decrease) in net assets resulting from operations	38,355,003	10,378,487

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,757)	(6,066)
Class C	(591)	(595)
Class Z	(900,258)	(894,651)
Class R6	(15,836,764)	(13,766,241)

	(16,746,370)	(14,667,553)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	53,189,906	119,813,877
Net asset value of shares issued in reinvestment of dividends and distributions	16,442,312	14,522,957
Cost of shares purchased	(82,070,616)	(65,390,121)

Net increase (decrease) in net assets from Fund share transactions	(12,438,398)	68,946,713

Total increase (decrease)	9,170,235	64,657,647

Net Assets:

Beginning of year	204,632,233	139,974,586

End of year	$213,802,468	$204,632,233

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 53

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights

Class A Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.41		$6.40		$9.06	$8.86	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.36		0.34	0.36	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		0.17	(b)	(2.57)	0.25	(0.56)
Total from investment operations	1.14		0.53		(2.23)	0.61	(0.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.52)		(0.43)	(0.41)	(0.47)
Net asset value, end of year	$7.07		$6.41		$6.40	$9.06	$8.86
Total Return(c):	18.19%		8.07%		(25.24)%	6.91%	(1.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$104		$93		$63	$59	$28
Average net assets (000)	$129		$83		$74	$47	$18
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.06	%(e)	1.06	%(e)	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	7.28%		8.75%		11.65%	19.07%	66.11%
Net investment income (loss)	5.70%		5.29%		4.36%	3.84%	4.19%
Portfolio turnover rate(f)	28%		29%		20%	20%	23%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights  (continued)

Class C Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.41		$6.40	$9.06	$8.86	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.30	0.27	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.76		0.17 (b)	(2.55)	0.26	(0.57)
Total from investment operations	1.10		0.47	(2.28)	0.54	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.46)	(0.38)	(0.34)	(0.40)
Net asset value, end of year	$7.08		$6.41	$6.40	$9.06	$8.86
Total Return(c):	17.47%		7.26%	(25.82)%	6.11%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10		$9	$8	$11	$10
Average net assets (000)	$10		$9	$9	$11	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.81	%(e)	1.80%	1.80%	1.80%	1.80%
Expenses before waivers and/or expense reimbursement	74.82%		63.23%	81.50%	78.90%	114.46%
Net investment income (loss)	4.88%		4.52%	3.53%	3.08%	3.56%
Portfolio turnover rate(f)	28%		29%	20%	20%	23%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 55

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights  (continued)

Class Z Shares

	Year Ended October 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.42		$6.40	$9.06	$8.87	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.41		0.37	0.35	0.38	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.75		0.19 (b)	(2.55)	0.25	(0.54)
Total from investment operations	1.16		0.56	(2.20)	0.63	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.54)	(0.46)	(0.44)	(0.50)
Net asset value, end of year	$7.08		$6.42	$6.40	$9.06	$8.87
Total Return(c):	18.52%		8.57%	(25.01)%	7.11%	(1.43)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15,969		$8,793	$10,670	$18,069	$18,982
Average net assets (000)	$12,365		$11,553	$14,687	$25,561	$10,951
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	1.07%		1.03%	1.06%	1.07%	1.53%
Net investment income (loss)	5.95%		5.57%	4.54%	4.12%	4.45%
Portfolio turnover rate(f)	28%		29%	20%	20%	23%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$6.41		$6.40		$9.06	$8.86	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.42		0.38		0.36	0.39	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.76		0.17	(b)	(2.56)	0.26	(0.57)
Total from investment operations	1.18		0.55		(2.20)	0.65	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.51)		(0.54)		(0.46)	(0.45)	(0.51)
Net asset value, end of year	$7.08		$6.41		$6.40	$9.06	$8.86
Total Return(c):	18.83%		8.50%		(24.94)%	7.34%	(1.44)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$197,719		$195,739		$129,233	$136,285	$97,771
Average net assets (000)	$215,554		$180,012		$137,772	$107,966	$30,037
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.66	%(e)	0.65%	0.65%	0.66%
Expenses before waivers and/or expense reimbursement	0.79%		0.79%		0.78%	0.81%	1.16%
Net investment income (loss)	6.03%		5.68%		4.73%	4.24%	4.69%
Portfolio turnover rate(f)	28%		29%		20%	20%	23%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 57

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 90.0%

CORPORATE BONDS 0.9%

South Africa 0.4%

Sasol Financing USA LLC,
Gtd. Notes	4.375%	09/18/26		200	$192,875

Supranational Bank 0.5%

Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	252,186

TOTAL CORPORATE BONDS (cost $442,654)					445,061

SOVEREIGN BONDS 86.3%

Brazil 3.7%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		94	93,912
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	1	248,087
Notes, Series NTNB	6.000	05/15/35	BRL	1	92,481
Notes, Series NTNF	10.000	01/01/25	BRL	1	175,471
Notes, Series NTNF	10.000	01/01/27	BRL	8	1,325,283
Notes, Series NTNF	10.000	01/01/31	BRL	—(r)	30,589

					1,965,823

Chile 1.0%

Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	115,000	114,661
Bonds, 144A	5.000	10/01/28	CLP	110,000	112,936
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	151,644
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	41,694
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	93,811

					514,746

China 4.6%

China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	380	68,301
Bonds, Series INBK	2.790	12/15/29	CNH	3,910	573,875
Bonds, Series INBK	3.020	05/27/31	CNH	7,700	1,150,713
Bonds, Series INBK	3.270	11/19/30	CNH	2,250	341,353

See Notes to Financial Statements.

58

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China (cont’d.)

China Government Bond, (cont’d.)
Bonds, Series INBK	3.320%	04/15/52	CNH	1,300	$217,673
Bonds, Series INBK	3.810	09/14/50	CNH	330	59,268

					2,411,183

Colombia 2.9%

Colombia Government International Bond,
Sr. Unsec’d. Notes	4.500	03/15/29		210	194,775
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	51,155
Bonds, Series B	6.000	04/28/28	COP	1,221,000	245,024
Bonds, Series B	6.250	07/09/36	COP	1,644,000	253,941
Bonds, Series B	7.000	03/26/31	COP	631,200	120,189
Bonds, Series B	7.000	06/30/32	COP	1,107,600	204,007
Bonds, Series B	7.250	10/26/50	COP	210,000	30,688
Bonds, Series B	7.750	09/18/30	COP	500,000	100,654
Bonds, Series B	9.250	05/28/42	COP	757,100	142,122
Bonds, Series G	7.000	03/26/31	COP	759,800	145,474
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	244,617	44,498

					1,532,527

Czech Republic 4.3%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	127,045
Sr. Unsec’d. Notes, Series 078	2.500	08/25/28	CZK	2,100	86,268
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	164,897
Sr. Unsec’d. Notes, Series 095	1.000	06/26/26	CZK	3,960	162,729
Sr. Unsec’d. Notes, Series 100	0.250	02/10/27	CZK	7,470	296,978
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	9,290	336,138
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	16,250	666,670
Sr. Unsec’d. Notes, Series 121	1.200	03/13/31	CZK	5,900	215,024
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	215,780

					2,271,529

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 59

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic 0.7%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950%	01/25/27		200	$200,100
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	143,689

					343,789

Hungary 2.4%

Hungary Government Bond,
Bonds, Series 26/E	1.500	04/22/26	HUF	18,040	45,101
Bonds, Series 27/A	3.000	10/27/27	HUF	40,960	98,768
Bonds, Series 28/A	6.750	10/22/28	HUF	58,940	157,326
Bonds, Series 28/B	4.500	03/23/28	HUF	42,830	106,969
Bonds, Series 29/A	2.000	05/23/29	HUF	185,390	405,777
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	71,293
Bonds, Series 32/A	4.750	11/24/32	HUF	111,900	260,427
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	46,734
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	38,045
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	49,542

					1,279,982

India 4.4%

India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	115,630	1,404,254
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	243,702
Sr. Unsec’d. Notes	7.300	06/19/53	INR	18,060	223,392
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	464,844

					2,336,192

Indonesia 12.7%

Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	638,129
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	486,208
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	554,965
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	576,389
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	251,750
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	269,953
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	481,491
Bonds, Series 075	7.500	05/15/38	IDR	2,792,000	185,469

See Notes to Financial Statements.

60

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Treasury Bond, (cont’d.)
Bonds, Series 078	8.250%	05/15/29	IDR	6,284,000	$424,205
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	132,724
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	542,592
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	492,126
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	87,113
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	151,678
Bonds, Series 096	7.000	02/15/33	IDR	12,595,000	810,845
Bonds, Series 100	6.625	02/15/34	IDR	9,137,000	574,218

					6,659,855

Ivory Coast 0.3%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	140	143,909

Malaysia 5.8%

Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,886	419,567
Bonds, Series 122	3.582	07/15/32	MYR	899	200,773
Bonds, Series 219	3.885	08/15/29	MYR	1,730	398,556
Bonds, Series 222	4.696	10/15/42	MYR	2,055	502,469
Bonds, Series 317	4.762	04/07/37	MYR	842	205,541
Bonds, Series 318	4.642	11/07/33	MYR	970	232,488
Bonds, Series 411	4.232	06/30/31	MYR	280	65,034
Bonds, Series 413	3.844	04/15/33	MYR	390	88,591
Bonds, Series 415	4.254	05/31/35	MYR	880	205,973
Bonds, Series 419	3.828	07/05/34	MYR	365	82,572
Bonds, Series 519	3.757	05/22/40	MYR	682	149,428
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	93,340
Bonds, Series 219	4.467	09/15/39	MYR	790	188,931
Bonds, Series 223	4.291	08/14/43	MYR	940	217,649

					3,050,912

Mexico 4.7%

Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	149,309
Bonds, Series M	7.750	05/29/31	MXN	149	668,431

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 61

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)

Mexican Bonos, (cont’d.)
Bonds, Series M	8.000%	11/07/47	MXN	68	$270,738
Bonds, Series M	10.000	11/20/36	MXN	78	388,706
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	120	511,872
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	181,845
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	144,929
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	4	149,914

					2,465,744

Peru 3.6%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	217,112
Bonds	6.900	08/12/37	PEN	260	67,211
Bonds	6.950	08/12/31	PEN	190	52,221
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	117,454
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	4,879	1,265,233
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	63,732
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,813
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	131,378

					1,916,154

Philippines 0.2%

Philippine Government Bond,
Bonds, Series 1060	3.625	09/09/25	PHP	5,600	94,028

Poland 6.8%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	340,018
Bonds, Series 0429	5.750	04/25/29	PLN	2,400	601,364
Bonds, Series 0432	1.750	04/25/32	PLN	710	134,810
Bonds, Series 0728	7.500	07/25/28	PLN	830	221,595
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	378,295
Bonds, Series 1029	2.750	10/25/29	PLN	5,077	1,115,614

See Notes to Financial Statements.

62

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Poland (cont’d.)

Republic of Poland Government Bond, (cont’d.)
Bonds, Series 1030	1.250%	10/25/30	PLN	3,350	$653,446
Bonds, Series 1033	6.000	10/25/33	PLN	590	148,368

					3,593,510

Romania 3.0%

Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	830	143,734
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	229,994
Bonds, Series 07YR	4.850	04/22/26	RON	1,395	299,853
Bonds, Series 08YR	7.350	04/28/31	RON	540	120,559
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	226,168
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	229,535
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	80	81,431
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	272,073

					1,603,347

Serbia 1.1%

Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	130	139,154
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	300	291,408
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	88,193
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	56,496

					575,251

South Africa 13.0%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	22,285	1,197,357
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	29,774	1,543,565
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,805	548,600
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	8,979	426,255
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	9,770	464,822
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	9,583	431,934
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	25,694	1,516,675

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 63

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa (cont’d.)

Republic of South Africa Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series R209	6.250%	03/31/36	ZAR	3,850	$155,090
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	538,835

					6,823,133

Thailand 9.8%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	111,412
Bonds	2.000	06/17/42	THB	2,080	54,757
Bonds	2.875	12/17/28	THB	38,140	1,158,582
Bonds	2.875	06/17/46	THB	8,620	248,076
Bonds	3.300	06/17/38	THB	8,815	279,947
Bonds	3.400	06/17/36	THB	9,585	309,052
Sr. Unsec’d. Notes	1.585	12/17/35	THB	11,630	313,996
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	73,321
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	25,009
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	333,635
Sr. Unsec’d. Notes	2.250	03/17/27	THB	27,060	802,859
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	197,668
Sr. Unsec’d. Notes	3.450	06/17/43	THB	16,636	531,359
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	232,469
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	489,787

					5,161,929

Turkey 1.2%

Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	284,041
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	22,916
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	50,123
Bonds, Series 10Y	26.200	10/05/33	TRY	9,690	261,745

					618,825

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	44,238

TOTAL SOVEREIGN BONDS (cost $47,105,124)					45,406,606

See Notes to Financial Statements.

64

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Inflation Indexed Bonds, TIPS(k)	1.750%	01/15/34		952	$934,620
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34		552	547,940

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,488,659)					1,482,560

				Shares

COMMON STOCK 0.0%

Jamaica

Digicel International Finance Ltd. (original cost $9,436; purchased 01/30/24 - 02/08/24)*^(f) (cost $9,436)				5,242	13,157

TOTAL LONG-TERM INVESTMENTS (cost $49,045,873)					47,347,384

SHORT-TERM INVESTMENTS 9.3%

AFFILIATED MUTUAL FUND 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $1,469,009)(wb)				1,469,009	1,469,009

	Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) 2.4%

Egypt

Egypt Treasury Bills,
Series 364D	26.001%	11/12/24	EGP	31,025	627,662
Series 364D	26.001	12/03/24	EGP	31,025	618,934

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,290,792)					1,246,596

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 65

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 4.1%
U.S. Treasury Bills (cost $2,179,416)	4.493%	01/16/25	2,200	$2,179,313

OPTIONS PURCHASED*~ 0.0%
(cost $16,361)				4,929

TOTAL SHORT-TERM INVESTMENTS (cost $4,955,578)				4,899,847

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.3% (cost $54,001,451)				52,247,231

OPTIONS WRITTEN*~ (0.1)%
(premiums received $56,250)				(60,377)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.2%
(cost $53,945,201)				52,186,854
Other assets in excess of liabilities(z) 0.8%				442,431

NET ASSETS 100.0%				$52,629,285

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,157 and 0.0% of net assets.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,436. The aggregate value of $13,157 is 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	11/13/24	4.70	—	EUR	371	$9

See Notes to Financial Statements.

66

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs ZAR	Call	JPM	11/13/24	21.50	—	EUR	123	$3
Currency Option USD vs BRL	Call	JPM	11/04/24	7.30	—		179	—
Currency Option USD vs CLP	Call	MSI	11/04/24	1,100.00	—		137	—
Currency Option USD vs CNH	Call	CITI	11/13/24	7.70	—		541	1
Currency Option USD vs CNH	Call	DB	12/20/24	7.25	—		526	2,184
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25	—		566	2,350
Currency Option USD vs COP	Call	MSI	11/13/24	5,100.00	—		271	17
Currency Option USD vs COP	Call	MSI	11/26/24	5,200.00	—		264	53
Currency Option USD vs MXN	Call	CITI	11/21/24	26.00	—		138	5
Currency Option USD vs TRY	Call	DB	11/22/24	48.00	—		266	47
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00	—		136	123
Currency Option USD vs BRL	Put	JPM	11/04/24	5.55	—		179	96
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00	—		566	1
Currency Option USD vs CNH	Put	DB	12/20/24	6.40	—		526	15
Currency Option USD vs COP	Put	MSI	11/06/24	3,700.00	—		272	—
Currency Option USD vs MXN	Put	CITI	11/05/24	17.00	—		190	—
Currency Option USD vs MXN	Put	CITI	11/26/24	17.00	—		132	13
Currency Option USD vs MXN	Put	DB	11/26/24	17.00	—		132	12

Total Options Purchased (cost $16,361)								$4,929

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs PLN	Call	DB	11/13/24	4.31	—	EUR	371	$(4,755)
Currency Option EUR vs ZAR	Call	JPM	11/13/24	19.20	—	EUR	123	(1,312)
Currency Option USD vs BRL	Call	JPM	11/04/24	5.80	—		179	(1,546)
Currency Option USD vs CLP	Call	MSI	11/04/24	930.00	—		137	(4,552)
Currency Option USD vs CNH	Call	CITI	11/13/24	7.10	—		541	(5,367)
Currency Option USD vs COP	Call	MSI	11/13/24	4,300.00	—		271	(8,868)
Currency Option USD vs COP	Call	MSI	11/26/24	4,350.00	—		264	(7,550)
Currency Option USD vs MXN	Call	CITI	11/21/24	19.20	—		138	(7,470)
Currency Option USD vs TRY	Call	DB	11/22/24	35.45	—		266	(2,660)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—		136	(2,676)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—		566	(1,548)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—		526	(6,087)
Currency Option USD vs COP	Put	MSI	11/06/24	4,100.00	—		272	(3)
Currency Option USD vs MXN	Put	CITI	11/05/24	19.25	—		190	(860)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 67

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Put	CITI	11/26/24	19.50	—	132	$(1,862)
Currency Option USD vs MXN	Put	DB	11/26/24	20.00	—	132	(3,261)

Total Options Written (premiums received $56,250)							$(60,377)

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
5	10 Year U.S. Ultra Treasury Notes	Dec. 2024	$568,750	$(21,186)

Short Positions:
2	2 Year U.S. Treasury Notes	Dec. 2024	411,891	3,826
5	5 Year Euro-Bobl	Dec. 2024	642,588	5,249
2	5 Year U.S. Treasury Notes	Dec. 2024	214,469	4,966
1	10 Year Euro-Bund	Dec. 2024	143,365	1,952
6	10 Year U.S. Treasury Notes	Dec. 2024	662,813	21,039

				37,032

				$15,846

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNP	BRL	1,673	$292,000	$289,162	$—	$(2,838)
Expiring 11/04/24	GSI	BRL	20,428	3,672,715	3,531,242	—	(141,473)
Expiring 12/03/24	BNYM	BRL	21,835	3,818,504	3,762,098	—	(56,406)
Expiring 12/03/24	HSBC	BRL	1,599	277,000	275,486	—	(1,514)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	126,462	137,000	131,496	—	(5,504)
Expiring 12/18/24	CITI	CLP	275,688	300,000	286,661	—	(13,339)
Expiring 12/18/24	GSI	CLP	497,211	527,064	517,002	—	(10,062)
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	961	135,000	135,091	91	—

See Notes to Financial Statements.

68

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/12/24	BNP	CNH	1,330	$187,824	$186,875	$—	$(949)
Expiring 11/12/24	BOA	CNH	3,297	463,000	463,431	431	—
Expiring 11/12/24	CITI	CNH	2,916	414,000	409,834	—	(4,166)
Expiring 11/12/24	JPM	CNH	5,879	836,000	826,245	—	(9,755)
Expiring 11/12/24	JPM	CNH	2,414	342,000	339,270	—	(2,730)
Expiring 11/12/24	JPM	CNH	691	98,938	97,050	—	(1,888)
Expiring 11/12/24	MSI	CNH	1,917	272,000	269,411	—	(2,589)
Expiring 11/12/24	MSI	CNH	520	73,830	73,030	—	(800)
Colombian Peso,
Expiring 12/18/24	BNYM	COP	1,456,472	328,034	326,978	—	(1,056)
Expiring 12/18/24	BNYM	COP	1,200,000	281,971	269,400	—	(12,571)
Expiring 12/18/24	CITI	COP	1,680,702	386,324	377,318	—	(9,006)
Expiring 12/18/24	CITI	COP	590,385	137,214	132,542	—	(4,672)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	6,374	274,000	274,491	491	—
Euro,
Expiring 01/21/25	JPM	EUR	248	269,826	270,733	907	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	144,389	386,000	383,062	—	(2,938)
Indian Rupee,
Expiring 12/18/24	BNP	INR	36,515	433,470	433,421	—	(49)
Expiring 12/18/24	BNP	INR	5,902	70,000	70,060	60	—
Expiring 12/18/24	CITI	INR	47,876	569,083	568,275	—	(808)
Expiring 12/18/24	GSI	INR	49,409	589,000	586,469	—	(2,531)
Expiring 12/18/24	HSBC	INR	80,425	954,106	954,632	526	—
Expiring 12/18/24	HSBC	INR	35,325	420,000	419,299	—	(701)
Expiring 12/18/24	UAG	INR	44,163	524,000	524,202	202	—
Indonesian Rupiah,
Expiring 12/18/24	BNYM	IDR	5,310,113	340,829	337,455	—	(3,374)
Expiring 12/18/24	BOA	IDR	4,376,463	287,000	278,122	—	(8,878)
Expiring 12/18/24	DB	IDR	1,097,568	72,000	69,750	—	(2,250)
Expiring 12/18/24	SCB	IDR	4,534,362	291,000	288,156	—	(2,844)
Malaysian Ringgit,
Expiring 12/18/24	BARC	MYR	9,563	2,220,366	2,187,452	—	(32,914)
Expiring 12/18/24	BARC	MYR	377	86,435	86,261	—	(174)
Expiring 12/18/24	MSI	MYR	172	39,937	39,235	—	(702)
Mexican Peso,
Expiring 12/18/24	BARC	MXN	30,072	1,488,709	1,490,328	1,619	—
Expiring 12/18/24	BARC	MXN	2,749	136,271	136,262	—	(9)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 69

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/18/24	MSI	MXN	40,979	$2,063,510	$2,030,885	$—	$(32,625)
Expiring 12/18/24	MSI	MXN	2,613	133,697	129,497	—	(4,200)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	10,262	181,796	176,043	—	(5,753)
Expiring 12/18/24	HSBC	PHP	42,103	746,316	722,251	—	(24,065)
Expiring 12/18/24	HSBC	PHP	23,981	425,204	411,368	—	(13,836)
Expiring 12/18/24	HSBC	PHP	19,210	334,000	329,532	—	(4,468)
Expiring 12/18/24	JPM	PHP	23,513	409,000	403,354	—	(5,646)
Polish Zloty,
Expiring 01/21/25	DB	PLN	2,900	732,004	722,263	—	(9,741)
Romanian Leu,
Expiring 01/21/25	BNP	RON	3,415	746,634	744,875	—	(1,759)
Serbian Dinar,
Expiring 01/21/25	HSBC	RSD	7,984	74,402	74,211	—	(191)
South African Rand,
Expiring 11/04/24	MSI	ZAR	3,869	218,501	219,358	857	—
Expiring 12/18/24	BOA	ZAR	7,304	412,185	412,555	370	—
Expiring 12/18/24	BOA	ZAR	4,047	227,428	228,608	1,180	—
Expiring 12/18/24	GSI	ZAR	3,717	211,141	209,964	—	(1,177)
Expiring 12/18/24	MSI	ZAR	5,088	286,000	287,365	1,365	—
Expiring 12/18/24	MSI	ZAR	2,408	137,000	136,007	—	(993)
Expiring 12/18/24	TD	ZAR	2,444	135,000	138,018	3,018	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	779,288	589,000	567,944	—	(21,056)
Expiring 12/18/24	CITI	KRW	442,795	332,000	322,709	—	(9,291)
Expiring 12/18/24	CITI	KRW	78,505	59,000	57,215	—	(1,785)
Expiring 12/18/24	HSBC	KRW	440,389	338,000	320,955	—	(17,045)
Thai Baht,
Expiring 12/18/24	CITI	THB	4,367	135,000	129,846	—	(5,154)
Expiring 12/18/24	GSI	THB	9,725	291,000	289,170	—	(1,830)
Expiring 12/18/24	HSBC	THB	11,465	343,000	340,908	—	(2,092)
Expiring 12/18/24	HSBC	THB	11,161	347,000	331,853	—	(15,147)
Expiring 12/18/24	JPM	THB	9,829	299,000	292,252	—	(6,748)
Expiring 12/18/24	JPM	THB	7,171	217,182	213,229	—	(3,953)
Expiring 12/18/24	SCB	THB	9,754	295,000	290,026	—	(4,974)
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	9,025	254,337	262,115	7,778	—
Expiring 11/13/24	CITI	TRY	4,834	135,929	139,202	3,273	—
Expiring 11/13/24	CITI	TRY	1,269	36,196	36,558	362	—

See Notes to Financial Statements.

70

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/13/24	HSBC	TRY	5,406	$151,651	$155,678	$4,027	$—
Expiring 12/05/24	BOA	TRY	28,251	787,802	794,922	7,120	—
Expiring 12/11/24	BARC	TRY	22,795	633,727	637,513	3,786	—
Expiring 12/12/24	HSBC	TRY	9,366	262,500	261,674	—	(826)

				$35,413,592	$34,917,210	37,463	(533,845)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNYM	BRL	21,764	$3,818,319	$3,762,169	$56,150	$—
Expiring 11/04/24	CITI	BRL	337	61,395	58,234	3,161	—
Expiring 12/03/24	HSBC	BRL	506	87,203	87,268	—	(65)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	138,723	146,500	144,244	2,256	—
Expiring 12/18/24	BARC	CLP	138,269	146,500	143,772	2,728	—
Expiring 12/18/24	TD	CLP	279,878	307,000	291,018	15,982	—
Chinese Renminbi,
Expiring 11/12/24	JPM	CNH	1,350	189,541	189,770	—	(229)
Expiring 11/12/24	MSI	CNH	9,198	1,317,000	1,292,668	24,332	—
Expiring 11/12/24	MSI	CNH	3,335	468,000	468,646	—	(646)
Expiring 11/12/24	MSI	CNH	3,276	460,000	460,460	—	(460)
Expiring 11/12/24	MSI	CNH	397	55,739	55,793	—	(54)
Colombian Peso,
Expiring 12/18/24	BARC	COP	585,086	138,000	131,352	6,648	—
Expiring 12/18/24	DB	COP	806,796	188,700	181,126	7,574	—
Expiring 12/18/24	DB	COP	780,765	181,300	175,282	6,018	—
Expiring 12/18/24	GSI	COP	1,254,997	298,000	281,747	16,253	—
Expiring 12/18/24	GSI	COP	909,324	214,950	204,144	10,806	—
Expiring 12/18/24	HSBC	COP	247,790	55,855	55,629	226	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	9,682	421,155	416,911	4,244	—
Expiring 01/21/25	CITI	CZK	9,682	417,914	416,911	1,003	—
Expiring 01/21/25	UAG	CZK	6,783	293,000	292,071	929	—
Euro,
Expiring 01/21/25	BARC	EUR	609	668,653	664,810	3,843	—
Expiring 01/21/25	CITI	EUR	248	268,894	270,734	—	(1,840)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 71

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/21/25	GSI	EUR	116	$126,652	$126,547	$105	$—
Expiring 01/21/25	SSB	EUR	558	615,763	609,624	6,139	—
Hungarian Forint,
Expiring 01/21/25	JPM	HUF	22,402	59,331	59,434	—	(103)
Expiring 01/21/25	UAG	HUF	76,126	206,661	201,961	4,700	—
Indian Rupee,
Expiring 12/18/24	MSI	INR	70,251	833,705	833,867	—	(162)
Expiring 12/18/24	SCB	INR	16,380	195,198	194,427	771	—
Indonesian Rupiah,
Expiring 12/18/24	BNYM	IDR	1,317,361	86,943	83,718	3,225	—
Expiring 12/18/24	BOA	IDR	7,463,359	481,181	474,292	6,889	—
Malaysian Ringgit,
Expiring 12/18/24	BARC	MYR	424	102,855	96,954	5,901	—
Mexican Peso,
Expiring 12/18/24	JPM	MXN	4,882	250,000	241,942	8,058	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	11,370	359,000	357,882	1,118	—
Expiring 12/18/24	CITI	TWD	39,127	1,216,818	1,231,566	—	(14,748)
Expiring 12/18/24	HSBC	TWD	14,574	455,000	458,724	—	(3,724)
Expiring 12/18/24	JPM	TWD	20,605	651,319	648,573	2,746	—
Expiring 12/18/24	JPM	TWD	13,266	420,000	417,555	2,445	—
Expiring 12/18/24	MSI	TWD	23,230	736,000	731,206	4,794	—
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	4,348	1,143,447	1,151,668	—	(8,221)
Expiring 12/18/24	HSBC	PEN	400	107,339	105,949	1,390	—
Philippine Peso,
Expiring 12/18/24	CITI	PHP	20,023	358,000	343,478	14,522	—
Expiring 12/18/24	HSBC	PHP	11,900	211,926	204,143	7,783	—
Expiring 12/18/24	HSBC	PHP	11,579	206,074	198,634	7,440	—
Expiring 12/18/24	SCB	PHP	36,339	649,000	623,368	25,632	—
Singapore Dollar,
Expiring 12/18/24	GSI	SGD	509	388,000	386,506	1,494	—
Expiring 12/18/24	SCB	SGD	1,216	935,295	922,554	12,741	—
South African Rand,
Expiring 12/18/24	BARC	ZAR	46,694	2,591,612	2,637,426	—	(45,814)
Expiring 12/18/24	DB	ZAR	2,208	124,500	124,735	—	(235)
Expiring 12/18/24	JPM	ZAR	5,174	292,000	292,220	—	(220)
Expiring 12/18/24	JPM	ZAR	1,041	60,027	58,812	1,215	—
Expiring 12/18/24	MSI	ZAR	3,869	217,689	218,521	—	(832)

See Notes to Financial Statements.

72

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 12/18/24	BOA	KRW	478,076	$352,000	$348,421	$3,579	$—
Expiring 12/18/24	BOA	KRW	406,169	301,000	296,016	4,984	—
Expiring 12/18/24	BOA	KRW	362,261	270,805	264,016	6,789	—
Expiring 12/18/24	BOA	KRW	181,791	135,000	132,489	2,511	—
Expiring 12/18/24	HSBC	KRW	402,729	293,000	293,508	—	(508)
Expiring 12/18/24	MSI	KRW	1,505,250	1,132,427	1,097,025	35,402	—
Thai Baht,
Expiring 12/18/24	JPM	THB	40,866	1,221,164	1,215,097	6,067	—
Expiring 12/18/24	JPM	THB	20,230	603,417	601,495	1,922	—
Expiring 12/18/24	JPM	THB	10,421	310,515	309,862	653	—
Expiring 12/18/24	JPM	THB	2,078	61,468	61,794	—	(326)
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	9,025	262,588	262,115	473	—
Expiring 11/13/24	HSBC	TRY	1,905	54,976	54,866	110	—

				$29,283,313	$29,017,749	343,751	(78,187)

						$381,214	$(612,032)

Credit default swap agreement outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	2.179%	$(5,179)	$(7,671)	$2,492	JPM
Republic of Panama	06/20/27	1.000%(Q)	500	1.008%	478	(3,612)	4,090	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	0.985%	798	(4,519)	5,317	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	0.985%	266	(1,080)	1,346	MSI

					$(3,637)	$(16,882)	$13,245

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 73

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Credit default swap agreement outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	0.975%	$(5,827)	$2,073	$7,900
CDX.EM.37.V2	06/20/27	1.000%(Q)	450	1.133%	(1,116)	(953)	163
CDX.EM.39.V1	06/20/28	1.000%(Q)	674	1.302%	(5,873)	(5,967)	(94)

					$(12,816)	$(4,847)	$7,969

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

74

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/ 0.040%	$—	$(46,189)	$(46,189)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(37,051)	(37,051)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(55,746)	(55,746)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(27,539)	(27,539)
BRL	2,748	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(37,879)	(37,879)
BRL	5,095	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(43,692)	(43,692)
BRL	478	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.040%	2,263	(3,955)	(6,218)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.040%	213	(3,797)	(4,010)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(10,897)	(10,897)
BRL	2,235	01/04/27	12.500%(T)	1 Day BROIS(2)(T)/ 0.040%	—	1,073	1,073
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.040%	(44,075)	(5,029)	39,046
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.040%	—	(3,204)	(3,204)
BRL	1,039	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.040%	(2,908)	(13,448)	(10,540)
BRL	7,518	01/02/29	11.860%(T)	1 Day BROIS(2)(T)/ 0.040%	17,207	(47,212)	(64,419)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 75

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	129,470	06/21/26	5.545%(S)	1 Day CLOIS(1)(S)/ 5.250%	$—	$(1,549)	$(1,549)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 5.250%	(517)	(97)	420
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.704%	—	8,797	8,797
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.704%	(1,575)	20,068	21,643
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.704%	—	29,992	29,992
CNH	4,727	09/18/29	2.163%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.704%	—	12,467	12,467
CNH	4,130	12/18/29	1.689%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.704%	—	(2,242)	(2,242)
CNH	3,475	12/18/29	1.782%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.704%	—	268	268
COP	3,032,560	09/18/26	7.970%(Q)	1 Day COOIS(1)(Q)/ 9.635%	—	852	852
COP	5,520,700	09/18/26	8.316%(Q)	1 Day COOIS(1)(Q)/ 9.635%	—	(6,480)	(6,480)
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/ 9.635%	—	(7,580)	(7,580)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 9.635%	—	(3,212)	(3,212)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/ 9.635%	—	(19,856)	(19,856)
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/ 9.635%	—	(15,477)	(15,477)

See Notes to Financial Statements.

76

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	2,510,910	12/18/29	6.903%(Q)	1 Day COOIS(2)(Q)/ 9.635%	$—	$(28,603)	$(28,603)
COP	165,267	12/18/29	7.073%(Q)	1 Day COOIS(2)(Q)/ 9.635%	—	(1,629)	(1,629)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 9.635%	—	(4,708)	(4,708)
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 3.860%	150	(13,564)	(13,714)
CZK	18,525	12/18/29	3.041%(A)	6 Month PRIBOR(2)(S)/ 3.860%	—	(19,591)	(19,591)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.860%	—	(35,884)	(35,884)
CZK	10,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.860%	2,304	8,190	5,886
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.430%	(6,224)	(23,534)	(17,310)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.430%	—	(8,767)	(8,767)
HUF	131,210	09/18/29	6.200%(A)	6 Month BUBOR(2)(S)/ 6.430%	—	(7,149)	(7,149)
INR	103,080	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 6.610%	—	(14,982)	(14,982)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 3.430%	(517)	882	1,399
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.430%	5,083	4,898	(185)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 77

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.430%	$(3,497)	$(659)	$2,838
KRW	2,668,563	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.430%	75,533	(6,823)	(82,356)
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 3.430%	(3,058)	(2,670)	388
KRW	703,902	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 3.430%	—	1,563	1,563
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	(3,480)	(48,828)	(45,348)
MXN	4,670	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	—	(10,291)	(10,291)
MXN	1,255	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(1)(M)/ 10.708%	(1,053)	1,880	2,933
MXN	9,700	09/13/28	8.185%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	—	(22,550)	(22,550)
MXN	11,480	12/13/28	8.690%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	—	(17,412)	(17,412)
MXN	21,120	12/12/29	8.320%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	(2,201)	(48,576)	(46,375)
MXN	6,383	12/12/29	8.620%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	89	(10,858)	(10,947)

See Notes to Financial Statements.

78

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	6,042	12/12/29	8.949%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	$—	$(6,314)	$(6,314)
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.708%	(21,079)	(32,806)	(11,727)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/ 5.840%	—	(3,041)	(3,041)
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.840%	4,254	(2,095)	(6,349)
PLN	2,730	09/08/25	0.638%(A)	6 Month WIBOR(2)(S)/ 5.840%	(703)	(33,632)	(32,929)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	5,898	5,898
PLN	3,230	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 5.840%	(12,992)	(33,610)	(20,618)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	16,962	16,962
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 5.840%	(3,383)	(2,247)	1,136
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 5.840%	(32,911)	(46,773)	(13,862)
PLN	824	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 5.840%	(1,550)	(2,570)	(1,020)
PLN	3,327	12/18/29	4.217%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	(27,925)	(27,925)
PLN	1,280	12/18/29	4.250%(A)	6 Month WIBOR(2)(S)/ 5.840%	—	(10,293)	(10,293)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 79

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/ 5.840%	$—	$34,594	$34,594
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 5.840%	—	(5,493)	(5,493)
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	12,729	(3,484)	(16,213)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	(3,403)	(8,976)	(5,573)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	5,758	2,175	(3,583)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	(2,438)	(216)	2,222
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	(286)	(3,893)	(3,607)
ZAR	5,064	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	11,715	12,552	837
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	—	(6,236)	(6,236)
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	(34)	(6,548)	(6,514)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	93	17,337	17,244
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	1,662	17,063	15,401

See Notes to Financial Statements.

80

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Interest rate swap agreements outstanding at October 31, 2024 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 8.017%	$5,064	$11,649	$6,585
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.017%	(11)	5,494	5,505

					$(3,778)	$(740,707)	$(736,929)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.580%	$1,719	$(6)	$1,725	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.580%	(301)	(7)	(294)	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.580%	(768)	—	(768)	BOA

					$650	$(13)	$663

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(16,895)	$14,970	$(1,062)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 81

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CITI	$—	$861,233
JPS	—	171,373

Total	$ —	$1,032,606

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
South Africa	$—	$192,875	$—
Supranational Bank	—	252,186	—
Sovereign Bonds
Brazil	—	1,965,823	—
Chile	—	514,746	—
China	—	2,411,183	—
Colombia	—	1,532,527	—
Czech Republic	—	2,271,529	—
Dominican Republic	—	343,789	—
Hungary	—	1,279,982	—
India	—	2,336,192	—
Indonesia	—	6,659,855	—
Ivory Coast	—	143,909	—
Malaysia	—	3,050,912	—
Mexico	—	2,465,744	—
Peru	—	1,916,154	—
Philippines	—	94,028	—
Poland	—	3,593,510	—

See Notes to Financial Statements.

82

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Romania	$—	$1,603,347	$—
Serbia	—	575,251	—
South Africa	—	6,823,133	—
Thailand	—	5,161,929	—
Turkey	—	618,825	—
Uruguay	—	44,238	—
U.S. Treasury Obligations	—	1,482,560	—
Common Stock
Jamaica	—	—	13,157
Short-Term Investments
Affiliated Mutual Fund	1,469,009	—	—
Foreign Treasury Obligations
Egypt	—	1,246,596	—
U.S. Treasury Obligation	—	2,179,313	—
Options Purchased	—	4,929	—

Total	$1,469,009	$50,765,065	$13,157

Liabilities
Options Written	$—	$(60,377)	$—

Other Financial Instruments*
Assets
Futures Contracts	$37,032	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	381,214	—
Centrally Cleared Credit Default Swap Agreements	—	8,063	—
OTC Credit Default Swap Agreements	—	1,542	—
Centrally Cleared Interest Rate Swap Agreements	—	235,949	—
OTC Interest Rate Swap Agreement	—	1,719	—

Total	$37,032	$628,487	$—

Liabilities
Futures Contracts	$(21,186)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(612,032)	—
Centrally Cleared Credit Default Swap Agreement	—	(94)	—
OTC Credit Default Swap Agreement	—	(5,179)	—
Centrally Cleared Interest Rate Swap Agreements	—	(972,878)	—
OTC Interest Rate Swap Agreements	—	(1,069)	—

Total	$(21,186)	$(1,591,252)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 83

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Sovereign Bonds	86.3%
U.S. Treasury Obligations	6.9
Affiliated Mutual Fund	2.8
Foreign Treasury Obligations	2.4
Multi-National	0.5
Chemicals	0.4
Wireless Telecommunication Services	0.0 *
Options Purchased	0.0 *

99.3
Options Written	(0.1)
Other assets in excess of liabilities	0.8

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$8,063*	Due from/to broker-variation margin swaps	$94*

See Notes to Financial Statements.

84

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Premiums received for OTC swap agreements	$16,882
Credit contracts	Unrealized appreciation on OTC swap agreements	13,245		—	—
Foreign exchange contracts	Unaffiliated investments	4,929		Options written outstanding, at value	60,377
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	381,214		Unrealized depreciation on OTC forward foreign currency exchange contracts	612,032
Interest rate contracts	Due from/to broker-variation margin futures	37,032	*	Due from/to broker-variation margin futures	21,186	*
Interest rate contracts	Due from/to broker-variation margin swaps	235,949	*	Due from/to broker-variation margin swaps	972,878	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	13
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,725		Unrealized depreciation on OTC swap agreements	1,062

		$682,157			$1,684,524

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(813)

Foreign exchange contracts	(180,475)	719,692	—	(933,803)	—
Interest rate contracts	—	—	(4,875)	—	(479,833)

Total	$(180,475)	$719,692	$(4,875)	$(933,803)	$(480,646)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 85

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$17,187
Foreign exchange contracts	2,823	(37,037)	—	(152,410)	—
Interest rate contracts	—	—	(5,436)	—	54,145

Total	$2,823	$(37,037)	$(5,436)	$(152,410)	$71,332

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 20,158
Options Written (2)	8,520,669
Futures Contracts - Long Positions (2)	136,866
Futures Contracts - Short Positions (2)	1,788,834
Forward Foreign Currency Exchange Contracts - Purchased (3)	38,458,945
Forward Foreign Currency Exchange Contracts - Sold (3)	33,217,036
Cross Currency Exchange Contracts (4)	203,726
Interest Rate Swap Agreements (2)	58,670,801
Credit Default Swap Agreements - Buy Protection (2)	412,000
Credit Default Swap Agreements - Sell Protection (2)	1,929,964

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

86

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (continued)

as of October 31, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$26,872	$(84,415)	$(57,543)	$—	$(57,543)
BNP	4,304	(5,595)	(1,291)	—	(1,291)
BNYM	59,375	(73,407)	(14,032)	—	(14,032)
BOA	35,094	(20,543)	14,551	—	14,551
CITI	22,340	(107,177)	(84,837)	—	(84,837)
DB	15,859	(31,927)	(16,068)	—	(16,068)
GSI	30,383	(157,079)	(126,696)	—	(126,696)
HSBC	29,753	(84,182)	(54,429)	—	(54,429)
JPM	26,604	(42,428)	(15,824)	—	(15,824)
MSI	80,415	(75,795)	4,620	—	4,620
SCB	39,144	(7,818)	31,326	—	31,326
SSB	6,139	—	6,139	—	6,139
TD	19,000	—	19,000	—	19,000
UAG	5,831	—	5,831	—	5,831

	$401,113	$(690,366)	$(289,253)	$—	$(289,253)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 87

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $52,532,442)	$50,778,222
Affiliated investments (cost $1,469,009)	1,469,009
Foreign currency, at value (cost $269,896)	268,172
Dividends and interest receivable	841,110
Unrealized appreciation on OTC forward foreign currency exchange contracts	381,214
Receivable for Fund shares sold	98,945
Tax reclaim receivable	86,790
Unrealized appreciation on OTC swap agreements	14,970
Due from broker—variation margin futures	1,722
Prepaid expenses	1,403

Total Assets	53,941,557

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	612,032
Payable for investments purchased	220,711
Payable for Fund shares purchased	197,635
Dividends payable	76,868
Options written outstanding, at value (premiums received $56,250)	60,377
Audit fee payable	55,650
Accrued expenses and other liabilities	35,683
Due to broker—variation margin swaps	18,333
Premiums received for OTC swap agreements	16,895
Management fee payable	8,198
Foreign capital gains tax liability accrued	4,250
Affiliated transfer agent fee payable	3,200
Unrealized depreciation on OTC swap agreements	1,062
Directors’ fees payable	840
Distribution fee payable	538

Total Liabilities	1,312,272

Net Assets	$52,629,285

Net assets were comprised of:
Common stock, at par	$114
Paid-in capital in excess of par	69,342,750
Total distributable earnings (loss)	(16,713,579)

Net assets, October 31, 2024	$52,629,285

See Notes to Financial Statements.

88

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($2,218,712 ÷ 486,323 shares of common stock issued and outstanding)	$4.56
Maximum sales charge (3.25% of offering price)	0.15

Maximum offering price to public	$4.71

Class C

Net asset value, offering price and redemption price per share, ($37,149 ÷ 8,084 shares of common stock issued and outstanding)	$4.60

Class Z

Net asset value, offering price and redemption price per share, ($45,166,679 ÷ 9,809,764 shares of common stock issued and outstanding)	$4.60

Class R6

Net asset value, offering price and redemption price per share, ($5,206,745 ÷ 1,131,672 shares of common stock issued and outstanding)	$4.60

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 89

PGIM Emerging Markets Debt Local Currency Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $53,049 foreign withholding tax)	$3,601,702
Affiliated dividend income	147,434
Unaffiliated dividend income	3,499

Total income	3,752,635

Expenses
Management fee	371,790
Distribution fee(a)	6,617
Custodian and accounting fees	58,916
Audit fee	55,650
Transfer agent’s fees and expenses (including affiliated expense of $11,452)(a)	52,603
Professional fees	44,803
Registration fees(a)	39,531
Shareholders’ reports	25,106
Directors’ fees	10,397
Miscellaneous	31,682

Total expenses	697,095
Less: Fee waiver and/or expense reimbursement(a)	(276,265)

Net expenses	420,830

Net investment income (loss)	3,331,805

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $29) (net of foreign capital gains taxes $(8,646))	(675,892)
Futures transactions	(4,875)
Forward and cross currency contract transactions	(933,803)
Options written transactions	719,692
Swap agreement transactions	(480,646)
Foreign currency transactions	(1,211,709)

(2,587,233)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(4,250))	3,626,144
Futures	(5,436)
Forward and cross currency contracts	(152,410)
Options written	(37,037)
Swap agreements	71,332
Foreign currencies	10,675

3,513,268

Net gain (loss) on investment and foreign currency transactions	926,035

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,257,840

See Notes to Financial Statements.

90

PGIM Emerging Markets Debt Local Currency Fund

Statement of Operations (continued)

Year Ended October 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	6,125	492	—	—
Transfer agent’s fees and expenses	3,997	661	47,709	236
Registration fees	10,511	5,839	14,743	8,438
Fee waiver and/or expense reimbursement	(18,558)	(6,580)	(221,819)	(29,308)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 91

PGIM Emerging Markets Debt Local Currency Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,331,805	$2,530,693
Net realized gain (loss) on investment and foreign currency transactions	(2,587,233)	129,130
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,513,268	804,351

Net increase (decrease) in net assets resulting from operations	4,257,840	3,464,174

Dividends and Distributions
Distributions from distributable earnings
Class A	(109,307)	(128,985)
Class C	(1,994)	(4,499)
Class Z	(2,390,898)	(2,349,011)
Class R6	(249,282)	(126,015)

	(2,751,481)	(2,608,510)

Tax return of capital distributions
Class A	(50,467)	—
Class C	(921)	—
Class Z	(1,103,877)	—
Class R6	(115,094)	—

	(1,270,359)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,917,041	35,222,107
Net asset value of shares issued in reinvestment of dividends and distributions	3,262,518	2,577,270
Cost of shares purchased	(28,419,557)	(5,879,610)

Net increase (decrease) in net assets from Fund share transactions	(7,239,998)	31,919,767

Total increase (decrease)	(7,003,998)	32,775,431

Net Assets:

Beginning of year	59,633,283	26,857,852

End of year	$52,629,285	$59,633,283

See Notes to Financial Statements.

92

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.57	$4.27		$5.45		$5.57	$6.07
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.23	(b)	0.20		0.22	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04	0.31	(c)	(1.17)		(0.09)	(0.47)
Total from investment operations	0.29	0.54		(0.97)		0.13	(0.23)
Less Dividends and Distributions:
Dividends from net investment income*	(0.20)	(0.24)		(0.04)		(0.25)	-
Tax return of capital distributions	(0.10)	-		(0.17)		-	(0.27)
Total dividends and distributions	(0.30)	(0.24)		(0.21)		(0.25)	(0.27)
Net asset value, end of year	$4.56	$4.57		$4.27		$5.45	$5.57
Total Return(d):	6.45%	12.66%		(18.18)%		2.19%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,219	$2,391		$2,151		$3,489	$3,853
Average net assets (000)	$2,450	$2,498		$2,762		$3,950	$3,518
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.13%	1.14	%(f)	1.14	%(f)	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.89%	2.03	%(f)	1.90	%(f)	1.67%	2.04%
Net investment income (loss)	5.41%	4.97%		4.13%		3.75%	4.24%
Portfolio turnover rate(g)	43%	19%		26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 93

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights  (continued)

Class C Shares
	Year Ended October 31,

	2024		2023	2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.60		$4.30	$5.49		$5.61	$6.11
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.20 (b)	0.17		0.18	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		0.31 (c)	(1.19)		(0.09)	(0.47)
Total from investment operations	0.27		0.51	(1.02)		0.09	(0.27)
Less Dividends and Distributions:
Dividends from net investment income*	(0.17)		(0.21)	-		(0.21)	-
Tax return of capital distributions	(0.10)		-	(0.17)		-	(0.23)
Total dividends and distributions	(0.27)		(0.21)	(0.17)		(0.21)	(0.23)
Net asset value, end of year	$4.60		$4.60	$4.30		$5.49	$5.61
Total Return(d):	5.88%		11.76%	(18.82)%		1.44%	(4.41)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$37		$62	$126		$190	$466
Average net assets (000)	$49		$102	$144		$331	$484
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.89	%(f)	1.88%	1.89	%(f)	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	15.28%		8.97%	7.40	%(f)	4.60%	5.82%
Net investment income (loss)	4.65%		4.19%	3.35%		3.00%	3.54%
Portfolio turnover rate(g)	43%		19%	26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

94

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights  (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.61	$4.31		$5.50		$5.62	$6.13
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.26	(b)	0.22		0.24	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04	0.30	(c)	(1.18)		(0.08)	(0.48)
Total from investment operations	0.32	0.56		(0.96)		0.16	(0.21)
Less Dividends and Distributions:
Dividends from net investment income*	(0.23)	(0.26)		(0.06)		(0.28)	-
Tax return of capital distributions	(0.10)	-		(0.17)		-	(0.30)
Total dividends and distributions	(0.33)	(0.26)		(0.23)		(0.28)	(0.30)
Net asset value, end of year	$4.60	$4.61		$4.31		$5.50	$5.62
Total Return(d):	6.88%	13.05%		(17.83)%		2.63%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$45,167	$52,178		$23,229		$49,067	$57,392
Average net assets (000)	$49,456	$42,236		$39,563		$59,794	$56,989
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.72%	0.73	%(f)	0.73	%(f)	0.72%	0.74%
Expenses before waivers and/or expense reimbursement	1.17%	1.26	%(f)	1.32	%(f)	1.16%	1.27%
Net investment income (loss)	5.84%	5.40%		4.49%		4.16%	4.72%
Portfolio turnover rate(g)	43%	19%		26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 95

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.60	$4.31		$5.50		$5.62	$6.12
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.26	(b)	0.23		0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05	0.30	(c)	(1.19)		(0.09)	(0.47)
Total from investment operations	0.33	0.56		(0.96)		0.16	(0.20)
Less Dividends and Distributions:
Dividends from net investment income*	(0.23)	(0.27)		(0.06)		(0.28)	-
Tax return of capital distributions	(0.10)	-		(0.17)		-	(0.30)
Total dividends and distributions	(0.33)	(0.27)		(0.23)		(0.28)	(0.30)
Net asset value, end of year	$4.60	$4.60		$4.31		$5.50	$5.62
Total Return(d):	7.19%	12.88%		(17.77)%		2.70%	(3.24)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,207	$5,002		$1,352		$3,237	$50
Average net assets (000)	$5,243	$2,239		$2,001		$1,613	$42
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65%	0.66	%(f)	0.66	%(f)	0.65%	0.67%
Expenses before waivers and/or expense reimbursement	1.21%	1.53	%(f)	1.47	%(f)	1.63%	40.50%
Net investment income (loss)	5.89%	5.45%		4.56%		4.27%	4.64%
Portfolio turnover rate(g)	43%	19%		26%		35%	64%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

Notes to Financial Statements

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund (each, a “Fund” and collectively, the “Funds”). PGIM Emerging Markets Debt Hard Currency Fund is classified as a diversified fund for purposes of the 1940 Act and PGIM Emerging Markets Debt Local Currency Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Emerging Markets Debt Hard Currency Fund (“Emerging Markets Debt Hard Currency”)	total return, through a combination of current income and capital appreciation
PGIM Emerging Markets Debt Local Currency Fund (“Emerging Markets Debt Local Currency”)	total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit

97

Notes to Financial Statements (continued)

the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment

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speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

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Notes to Financial Statements (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon

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entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.
The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on

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Notes to Financial Statements (continued)

swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate

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risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a

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Notes to Financial Statements (continued)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any

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decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

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Notes to Financial Statements (continued)

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

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Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of subadvisers.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Emerging Markets Debt Hard Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65%

Emerging Markets Debt Local Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

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Notes to Financial Statements (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Emerging Markets Debt Hard Currency - Class A	1.05%

Emerging Markets Debt Hard Currency - Class C	1.80

Emerging Markets Debt Hard Currency - Class Z	0.75

Emerging Markets Debt Hard Currency - Class R6	0.65

Emerging Markets Debt Local Currency - Class A	1.13

Emerging Markets Debt Local Currency - Class C	1.88

Emerging Markets Debt Local Currency - Class Z	0.72

Emerging Markets Debt Local Currency - Class R6	0.65

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Emerging Markets Debt Hard Currency - Class A	0.25%	0.25%

Emerging Markets Debt Hard Currency - Class C	1.00	1.00

Emerging Markets Debt Hard Currency - Class Z	N/A	N/A

Emerging Markets Debt Hard Currency - Class R6	N/A	N/A

Emerging Markets Debt Local Currency - Class A	0.25	0.25

Emerging Markets Debt Local Currency - Class C	1.00	1.00

Emerging Markets Debt Local Currency - Class Z	N/A	N/A

Emerging Markets Debt Local Currency - Class R6	N/A	N/A

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For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Emerging Markets Debt Hard Currency - Class A	$—	$—

Emerging Markets Debt Hard Currency - Class C	—	—

Emerging Markets Debt Local Currency - Class A	2,477	—

Emerging Markets Debt Local Currency - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended

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Notes to Financial Statements (continued)

October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Emerging Markets Debt Hard Currency	$58,684,789	$75,761,558

Emerging Markets Debt Local Currency	19,896,535	26,471,804

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Emerging Markets Debt Hard Currency:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)

$2,239,489	$66,353,267	$66,400,368	$ —	$—	$2,192,388	2,192,388	$214,661

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)

1,381,330	21,067,152	19,419,758	(202)	45	3,028,567	3,030,083	28,774	(2)

$3,620,819	$87,420,419	$85,820,126	$(202)	$45	$5,220,955		$243,435

Emerging Markets Debt Local Currency:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)

$5,602,977	$34,703,667	$38,837,635	$—	$—	$1,469,009	1,469,009	$147,434

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)

—	285,000	285,029	—	29	—	—	—

$5,602,977	$34,988,667	$39,122,664	$—	$29	$1,469,009		$147,434

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

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6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended October 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

Emerging Markets Debt Hard Currency (a)	$11,019	$(11,019)

Emerging Markets Debt Local Currency	—	—

(a)	Non deductible expenses.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Emerging Markets Debt Hard Currency	$16,746,370	$—	$ —	$16,746,370

Emerging Markets Debt Local Currency	2,751,481	—	1,270,359	4,021,840

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Emerging Markets Debt Hard Currency	$14,667,553	$—	$—	$14,667,553

Emerging Markets Debt Local Currency	2,608,510	—	—	2,608,510

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Emerging Markets Debt Hard Currency	$5,028,151	$—

Emerging Markets Debt Local Currency	—	—

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Emerging Markets Debt Hard Currency	$217,378,576	$9,491,435	$(14,848,907)	$(5,357,472)

Emerging Markets Debt Local Currency	54,347,525	1,847,188	(4,954,778)	(3,107,590)

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Notes to Financial Statements (continued)

The difference between GAAP and tax basis is primarily attributable to the deferred losses on wash sales, bond premium amortization, mark-to-market of forwards contracts, and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Emerging Markets Debt Hard Currency	$36,935,000	$—

Emerging Markets Debt Local Currency	12,681,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

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The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares

Emerging Markets Debt Hard Currency - Class A	100,000,000

Emerging Markets Debt Hard Currency - Class C	100,000,000

Emerging Markets Debt Hard Currency - Class Z	200,000,000

Emerging Markets Debt Hard Currency - Class R6	200,000,000

Emerging Markets Debt Local Currency - Class A	10,000,000

Emerging Markets Debt Local Currency - Class C	50,000,000

Emerging Markets Debt Local Currency - Class Z	250,000,000

Emerging Markets Debt Local Currency - Class T	190,000,000

Emerging Markets Debt Local Currency - Class R6	50,000,000

The Emerging Markets Debt Local Currency Fund currently does not have any Class T shares outstanding.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Emerging Markets Debt Hard Currency–Class A	1,493	10.1%

Emerging Markets Debt Hard Currency–Class C	1,418	100.0

Emerging Markets Debt Hard Currency–Class R6	4,609,083	16.5

Emerging Markets Debt Local Currency–Class Z	3,230,491	32.9

Emerging Markets Debt Local Currency–Class R6	224	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Emerging Markets Debt Hard Currency	1	15.1%

Emerging Markets Debt Local Currency	1	28.3

Unaffiliated:

Emerging Markets Debt Hard Currency	2	76.0

Emerging Markets Debt Local Currency	4	63.6

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Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Emerging Markets Debt Hard Currency:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	36,446	$248,039
Shares issued in reinvestment of dividends and distributions	1,013	7,058
Shares purchased	(50,558)	(348,830)
Net increase (decrease) in shares outstanding before conversion	(13,099)	(93,733)
Shares issued upon conversion from other share class(es)	13,393	94,916
Net increase (decrease) in shares outstanding	294	$1,183

Year ended October 31, 2023:
Shares sold	6,909	$46,253
Shares issued in reinvestment of dividends and distributions	849	5,718
Shares purchased	(5,335)	(35,935)
Net increase (decrease) in shares outstanding before conversion	2,423	16,036
Shares issued upon conversion from other share class(es)	2,140	14,681
Net increase (decrease) in shares outstanding	4,563	$30,717

Class C
Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	85	$591
Net increase (decrease) in shares outstanding	85	$591

Year ended October 31, 2023:
Shares issued in reinvestment of dividends and distributions	88	$595
Net increase (decrease) in shares outstanding	88	$595

Class Z
Year ended October 31, 2024:
Shares sold	2,605,312	$18,182,870
Shares issued in reinvestment of dividends and distributions	85,912	598,971
Shares purchased	(1,726,583)	(12,087,795)
Net increase (decrease) in shares outstanding before conversion	964,641	6,694,046
Shares purchased upon conversion into other share class(es)	(80,329)	(559,635)
Net increase (decrease) in shares outstanding	884,312	$6,134,411

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Emerging Markets Debt Hard Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	1,739,007	$11,665,541
Shares issued in reinvestment of dividends and distributions	111,346	751,057
Shares purchased	(1,819,009)	(12,268,654)
Net increase (decrease) in shares outstanding before conversion	31,344	147,944
Shares issued upon conversion from other share class(es)	78	523
Shares purchased upon conversion into other share class(es)	(327,880)	(2,221,838)
Net increase (decrease) in shares outstanding	(296,458)	$(2,073,371)

Class R6
Year ended October 31, 2024:
Shares sold	5,009,121	$34,758,997
Shares issued in reinvestment of dividends and distributions	2,272,830	15,835,692
Shares purchased	(9,939,323)	(69,633,991)
Net increase (decrease) in shares outstanding before conversion	(2,657,372)	(19,039,302)
Shares issued upon conversion from other share class(es)	67,008	464,719
Net increase (decrease) in shares outstanding	(2,590,364)	$(18,574,583)

Year ended October 31, 2023:
Shares sold	15,999,865	$108,102,083
Shares issued in reinvestment of dividends and distributions	2,045,842	13,765,587
Shares purchased	(8,037,620)	(53,085,532)
Net increase (decrease) in shares outstanding before conversion	10,008,087	68,782,138
Shares issued upon conversion from other share class(es)	325,783	2,207,156
Shares purchased upon conversion into other share class(es)	(78)	(522)
Net increase (decrease) in shares outstanding	10,333,792	$70,988,772

Emerging Markets Debt Local Currency:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	99,756	$466,738
Shares issued in reinvestment of dividends and distributions	33,651	157,944
Shares purchased	(163,195)	(756,886)
Net increase (decrease) in shares outstanding before conversion	(29,788)	(132,204)
Shares issued upon conversion from other share class(es)	1,268	6,009
Shares purchased upon conversion into other share class(es)	(8,830)	(41,287)
Net increase (decrease) in shares outstanding	(37,350)	$(167,482)

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Notes to Financial Statements (continued)

Emerging Markets Debt Local Currency (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	130,790	$615,924
Shares issued in reinvestment of dividends and distributions	27,366	128,267
Shares purchased	(141,337)	(656,886)
Net increase (decrease) in shares outstanding before conversion	16,819	87,305
Shares issued upon conversion from other share class(es)	3,395	16,191
Net increase (decrease) in shares outstanding	20,214	$103,496

Class C
Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	614	$2,909
Shares purchased	(4,743)	(22,000)
Net increase (decrease) in shares outstanding before conversion	(4,129)	(19,091)
Shares purchased upon conversion into other share class(es)	(1,260)	(6,009)
Net increase (decrease) in shares outstanding	(5,389)	$(25,100)

Year ended October 31, 2023:
Shares sold	2,187	$10,400
Shares issued in reinvestment of dividends and distributions	955	4,497
Shares purchased	(15,622)	(73,689)
Net increase (decrease) in shares outstanding before conversion	(12,480)	(58,792)
Shares purchased upon conversion into other share class(es)	(3,374)	(16,191)
Net increase (decrease) in shares outstanding	(15,854)	$(74,983)

Class Z
Year ended October 31, 2024:
Shares sold	3,618,465	$17,251,276
Shares issued in reinvestment of dividends and distributions	575,747	2,737,302
Shares purchased	(5,720,095)	(27,294,286)
Net increase (decrease) in shares outstanding before conversion	(1,525,883)	(7,305,708)
Shares issued upon conversion from other share class(es)	8,754	41,287
Shares purchased upon conversion into other share class(es)	(51)	(246)
Net increase (decrease) in shares outstanding	(1,517,180)	$(7,264,667)

Year ended October 31, 2023:
Shares sold	6,331,274	$30,086,527
Shares issued in reinvestment of dividends and distributions	489,547	2,318,647
Shares purchased	(884,489)	(4,171,193)
Net increase (decrease) in shares outstanding	5,936,332	$28,233,981

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Emerging Markets Debt Local Currency (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended October 31, 2024:
Shares sold	41,792	$199,027
Shares issued in reinvestment of dividends and distributions	77,039	364,363
Shares purchased	(73,642)	(346,385)
Net increase (decrease) in shares outstanding before conversion	45,189	217,005
Shares issued upon conversion from other share class(es)	51	246
Net increase (decrease) in shares outstanding	45,240	$217,251

Year ended October 31, 2023:
Shares sold	953,543	$4,509,256
Shares issued in reinvestment of dividends and distributions	26,693	125,859
Shares purchased	(207,608)	(977,842)
Net increase (decrease) in shares outstanding	772,628	$3,657,273

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended October 31, 2024. The

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Notes to Financial Statements (continued)

average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2024
Emerging Markets Debt Hard Currency	$30,197,000	6.43%	1	$30,197,000	$—
Emerging Markets Debt Local Currency	420,364	6.42	11	1,184,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Emerging Markets Debt Hard Currency	Emerging Markets Debt Local Currency
Credit	X	X
Currency	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Foreign Securities	X	X
Geographic Concentration	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Non-Diversified Investment Company	–	X
Sovereign Debt	X	X

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide

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as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party

119

Notes to Financial Statements (continued)

will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly

120

available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock

121

Notes to Financial Statements (continued)

market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

122

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential World Fund, Inc. and Shareholders of PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund (two of the funds constituting Prudential World Fund, Inc., hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

124

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Emerging Markets Debt Hard Currency Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Emerging Markets Debt Hard Currency Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Fixed Income and PGIML. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

1	PGIM Emerging Markets Debt Hard Currency Fund is a series of Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between each of PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, and PGIML, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board

PGIM Emerging Markets Debt Hard Currency Fund

Approval of Advisory Agreements (continued)

has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on December 12, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual

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funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	4th Quartile	3rd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index (on a net basis) during all periods, but that gross of fees, the Fund beat its benchmark index over all periods.
•

The Board further considered PGIM Investments’ assertions that the Fund’s benchmark index is a better measure for evaluating Fund performance as it is better aligned with the Fund’s investment strategy.

•

The Board also considered that PGIM Investments is encouraged by the Fund’s improved peer rankings as emerging market high yield debt has rallied over the past year (as of March 31, 2024), noting that one year performance as of March 31, 2024 the Fund ranked in the second quartile for the one-year period.

•	The Board also considered that three new portfolio managers were added to the Fund’s investment team in 2021.
•	The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at

PGIM Emerging Markets Debt Hard Currency Fund

Approval of Advisory Agreements (continued)

1.05% for Class A shares, 1.80% for Class C shares, 0.75% for Class Z shares, and 0.65% for Class R6 shares through February 28, 2025.
•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

PGIM Emerging Markets Debt Local Currency Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Emerging Markets Debt Local Currency Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations,

1	PGIM Emerging Markets Debt Local Currency Fund is a series of Prudential World Fund, Inc.

PGIM Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreements (continued)

the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board

Visit our website at pgim.com/investments

considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

PGIM Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023.

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The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	3rd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of other fees and expenses) caps the Fund’s annual operating expenses at 1.13% for Class A shares, 1.88% for Class C shares, 0.65% for Class R6 shares and 0.72% for Class Z shares through February 28, 2025.

•	In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share

PGIM Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreements (continued)

class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2024